INVESTOR'S SELECT VARIABLE ANNUITY PROSPECTUS
                                FLEXIBLE PREMIUM
                          INDIVIDUAL DEFERRED VARIABLE
                                ANNUITY CONTRACTS
                                    issued by
                          LINCOLN BENEFIT LIFE COMPANY
                               in connection with
                              LINCOLN BENEFIT LIFE
                            VARIABLE ANNUITY ACCOUNT
             Street Address: 2940 South 84th St., Lincoln, NE 68506
            Mailing Address: P. O. Box 82532, Lincoln, NE 68501-2532

                        Telephone Number: 1-800-865-5237


The Contract is a deferred annuity designed to aid you in long-term financial planning. You may purchase it on either a tax qualified or non-tax qualified basis.

Because this is a flexible premium annuity contract, you may pay multiple premiums. We allocate your premium to the investment options under the Contract and our Fixed Account in the proportions that you choose. The Contract currently offers forty investment options, each of which is a subaccount of the Lincoln Benefit Life Variable Annuity Account ("Separate Account"). Each Subaccount invests exclusively in shares of one of the following Portfolios:

The Alger American Fund:
     Growth Portfolio
     Income and Growth Portfolio
     Leveraged AllCap Portfolio
     MidCap Portfolio
     Small Capitalization Portfolio

FEDERATED INSURANCE SERIES:
         Fund for U.S. Government Securities II
         High Income Bond Fund II
         Utility Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
         Asset Manager Portfolio - Initial Class
         Contrafund Portfolio - Initial Class
         Equity-Income Portfolio - Initial Class
         Growth Portfolio - Initial Class
         Index 500 Portfolio - Initial Class
         Money Market Portfolio - Initial Class
         Overseas Portfolio - Initial Class

JANUS ASPEN SERIES:
         Aggressive Growth Portfolio: Institutional Shares
         Balanced Portfolio: Institutional Shares
         Flexible Income Portfolio:  Institutional Shares
         Global Value Portfolio:  Service Shares
         Growth Portfolio: Institutional Shares
         Worldwide Growth Portfolio: Institutional Shares

LSA Variable Series Trust:
         Balanced Fund
         Basic Value Fund
         Blue Chip Fund
         Disciplined Equity Fund
         Diversified Mid-Cap Fund
         Emerging Growth Equity Fund
         Growth Equity Fund
         Mid Cap Value Fund
         Value Equity Fund

MFS Variable Insurance Trust
         New Discovery Series - Service Class

OCC Accumulation Trust:
         Small Cap Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
         International Growth and Income Fund/VA - Service Class
         Main Street Small Cap Fund/VA - Service Class

PIMCO Variable Insurance Trust:
         Foreign Bond Portfolio
         Total Return Portfolio

PUTNAM VARIABLE TRUST:
         International Growth and Income Fund - Class 1B

SCUDDER VARIABLE SERIES I:
         Balanced Portfolio
         Bond Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST:
         Growth and Income Portfolio, Class II

Some of the Portfolios described in this Prospectus may not be available in your Contract. We may make available other investment options in the future.

The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

Your Contract Value will vary daily as a function of the investment performance of the Subaccounts to which you have allocated Purchase payments and any interest credited to the Fixed Account. We do not guarantee any minimum Contract Value for amounts allocated to the Subaccounts.

In certain states, the Contract may be offered as a group contract with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group Contracts, unless the context specifies otherwise.

This prospectus sets forth the information you ought to know about the variable portion of the Contract. You should read it before investing and keep it for future reference.

We have filed a Statement of Additional Information with the Securities and Exchange Commission ("SEC"). The current Statement of Additional Information is dated May 1, 2002. The information in the Statement of Additional Information is incorporated by reference in this prospectus. You can obtain a free copy by writing us or calling us at the telephone number given above. The Table of Contents of the Statement of Additional Information appears on page 33 of this prospectus. Our SEC filings are also available to the public on the SEC Internet site (http://www.sec.gov).


This prospectus is valid only if accompanied or preceded by current prospectuses for the Portfolios listed above. If any of these prospectuses is missing or outdated, please contact us and we will send you the prospectus you need.

Please read this prospectus carefully and retain it for your future reference.


                                    The date of this prospectus is May 1, 2002.


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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                                Table of Contents


Definitions                                                     4
Fee Tables                                                      5
Examples                                                        7
Explanation of Fee Tables and Examples                          8
Questions and Answers About Your Contract                       9
Condensed Financial Information                                 12
Description of the Contracts                                    12
     Summary                                                    12
     Contract Owner                                             12
     Annuitant                                                  12
     Modification of the Contract                               12
     Assignment                                                 12
     Free Look Period                                           12
Purchases and Contract Value                                    12
     Minimum Purchase Payment                                   12
     Automatic Payment Plan                                     13
     Allocation of Purchase Payments                            13
     Contract Value                                             13
     Separate Account Accumulation Unit Value                   13
     Transfer During Accumulation Period                        13
     Transfers Authorized by Telephone                          14
     Excessive Trading Limits                                   14
     Automatic Dollar Cost Averaging Program                    14
     Portfolio Rebalancing                                      15
The Investment and Fixed Account Options                        15
     Separate Account Investments                               15
        The Portfolios                                          15
        Voting Rights                                           18
        Substitution of Securities                              18
        The Fixed Account                                       18
Annuity Benefits                                                19
     Annuity Date                                               19
     Deferment of Payments                                      19
     Annuity Options                                            19
     Other Options                                              20
     Death Benefit During Annuity Period                        20
     Variable Annuity Payments                                  20
     Fixed Annuity Payments                                     21
     Certain Employee Benefit Plans                             21
Other Contract Benefits                                         21
     Death Benefit                                              21
     Beneficiary                                                21
     Contract Loans for 401(a) and 403(b) Contracts             22
     Withdrawals (Redemptions)                                  22
     Systematic Withdrawal Program                              23
     ERISA Plans                                                23
     Minimum Contract Value                                     23
Contract Charges                                                24
     Mortality and Expense Risk Charge                          24
     Administrative Charges                                     24
        Contract Administration Charge                          24
        Administrative Expense Charge                           24
        Transfer Fee                                            24
     Sales Charges                                              24
        Withdrawal Charge                                       24
        Free Withdrawal                                         25
        Confinement Waiver Benefit                              25
        Waiver of Withdrawal Charge for Certain
             Qualified Plan Withdrawals                         26
     Premium Taxes                                              26
     Deduction for Separate Account Income Taxes                26
     Other Expenses                                             26
Federal Tax Matters                                             26
Taxation of Lincoln Benefit Life Company                        26
     Taxation of Annuities in General                           27
     Tax Qualified Contracts                                    29
Description of Lincoln Benefit Life Company
  and the Separate Account                                      31
     Lincoln Benefit Life Company                               31
     Separate Account                                           31
     State Regulation of Lincoln Benefit                        32
     Financial Statements                                       32
Administration                                                  32
Distribution of Contracts                                       32
Market Timing and Asset Allocation Services                     33
Legal Proceedings                                               33
Legal Matters                                                   33
Registration Statement                                          33
Table of Contents of Statement of Additional Information        33
Appendix A - Accumulation Unit Values                           A-1
Appendix B - Portfolios and Performance Data                    B-1

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THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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                                   DEFINITIONS

Please refer to this list for the meaning of the following terms:

Accumulation Period - The period, beginning on the Issue Date, during which Contract Value builds up under your Contract.

Accumulation Unit - A unit of measurement which we use to calculate Contract Value.

Annuitant - The natural person on whose life the annuity benefits under a Contract are based.

Annuitization - The process to begin annuity payments under the Contract.

Annuity Date - The date on which annuity payments are scheduled to begin.

Annuity Period - The period during which annuity payments are paid. The Annuity Period begins on the Annuity Date.

Annuity Unit - A unit of measurement which we use to calculate the amount of Variable Annuity payments.

Beneficiary(ies) - The person(s) designated to receive any death benefits under the Contract.

Company ("we," "us," "our," "Lincoln Benefit Life") - Lincoln Benefit Life Company.

Contract Anniversary - Each anniversary of the Issue Date.

Contract Owner ("You") - The person(s) having the privileges of ownership defined in the Contract. If your Contract is issued as part of a retirement plan, your ownership privileges may be modified by the plan.


Contract Value - The sum of the values of your investment in the Subaccounts of the Separate Account and the Fixed Account.


Contract Year - Each twelve-month period beginning on the Issue Date and each Contract Anniversary.

Contribution Year - Each twelve-month period beginning on the date a Purchase Payment is allocated to a Subaccount, or each anniversary of that date.

Fixed Account - The portion of the Contract Value allocated to our general account.

Fixed Annuity - A series of annuity payments that are fixed in amount.

Issue Date - The date when the Contract becomes effective.

Latest Annuity Date - The latest date by which you must begin annuity payments under the Contract.

Loan Account - An account established for amounts transferred from the Subaccounts or the Fixed Account as security for outstanding Contract loans.

Net Investment Factor - The factor used to determine the value of an Accumulation Unit and Annuity Unit in any Valuation Period. We determine the Net Investment Factor separately for each Subaccount.

Non-Qualified Plan - A retirement plan which does not receive special tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Tax Code.

Portfolio(s) - The underlying mutual funds in which the Subaccounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

Purchase Payments - Amounts paid to us as premium for the Contract by you or on your behalf.

Qualified Plan - A retirement plan which receives special tax treatment under Sections 401, 403(b), 408, or 408A of the Tax Code or a deferred compensation plan for a state and local government or another tax exempt organization under
Section 457 of the Tax Code.

Separate Account - The Lincoln Benefit Life Variable Annuity Account, which is a segregated investment account of the Company.

Subaccount - A subdivision of the Separate Account, which invests wholly in shares of one of the Portfolios.

Surrender Value - The amount paid upon complete surrender of the Contract.

Tax Code - The Internal Revenue Code of 1986, as amended.

Valuation Date - Each day the New York Stock Exchange is open for business.

Valuation Period - The period of time over which we determine the change in the value of the Subaccounts in order to price Accumulation Units and Annuity Units. Each Valuation Period begins at the close of normal trading on the New York Stock Exchange ("NYSE") currently 4:00 p.m. Eastern time on each Valuation Date and ends at the close of the NYSE on the next Valuation Date.

Variable Annuity - A series of annuity payments that vary in amount based on changes in the value of the Subaccounts to which your Contract Value has been allocated.

Withdrawal Charge - The contingent deferred sales charge that may be required upon some withdrawals.

Fee Tables

Contract Owner Transaction Expenses

Contingent Deferred Sales Charge - Withdrawal Charge (as a percentage of Purchase Payments)

                     Contribution      Applicable                      Contribution      Applicable
                         Year            Charge                            Year            Charge

                         1-2               7%                                6               3%
                          3                6%                                7               2%
                          4                5%                               8+               0%
                          5                4%


Annual Contract Administration Charge.......................................................          $25.00
Transfer Fee (Applies  solely to the second and subsequent  transfers  within a calendar month.
We are currently waiving the Transfer Fee)..................................................          $25.00

Separate Account Expenses (As a percentage of daily net asset value deducted from each of the Subaccounts of the Separate Account)

                Mortality Risk Charge..................................................       0.85%
                Expense Risk Charge....................................................       0.40%
                Administrative Expense Charge..........................................       0.15%

                Total Separate Account Annual Expenses.................................       1.40%




                            PORTFOLIO ANNUAL EXPENSES

   (After Contractual Reductions and Reimbursements as indicated in footnotes)
            (as a percentage of Portfolio average daily net assets)1

                                                                                                                            Total
                                                                                                                          Portfolio
                                                                 Management          Rule 12b-1              Other          Annual
Portfolio                                                           Fees                Fees               Expenses        Expenses
------------------------------------------------------------- ----------------------------------------------------------------------


Alger American Growth Portfolio                                                   0.75%            N/A          0.06%          0.81%
Alger American Income & Growth Portfolio                                         0.625%            N/A         0.095%          0.72%
Alger American Leveraged AllCap Portfolio                                         0.85%            N/A          0.07%          0.92%
Alger American MidCap Growth Portfolio                                            0.80%            N/A          0.08%          0.88%
Alger American Small Capitalization Portfolio                                     0.85%            N/A          0.07%          0.92%
Federated Fund for U.S. Government Securities II (2)                              0.85%            N/A          0.14%          0.99%
Federated High Income Bond Fund II (2)                                            0.85%            N/A          0.16%          1.01%
Federated Utility Fund II (2)                                                     1.00%            N/A          0.17%          1.17%
Fidelity VIP Asset Manager Portfolio - Initial Class (3)                          0.53%            N/A          0.11%          0.64%
Fidelity VIP Contrafund Portfolio - Initial Class (3)                             0.58%            N/A          0.10%          0.68%
Fidelity VIP Equity-Income Portfolio - Initial Class (3)                          0.48%            N/A          0.10%          0.58%
Fidelity VIP Growth Portfolio - Initial Class (3)                                 0.58%            N/A          0.10%          0.68%
Fidelity VIP Index 500 Portfolio - Initial Class (4)                              0.24%            N/A          0.11%          0.35%
Fidelity VIP Money Market Portfolio - Initial Class                               0.18%            N/A          0.10%          0.28%
Fidelity VIP Overseas Portfolio - Initial Class (3)                               0.73%            N/A          0.19%          0.92%
Janus Aspen Series Aggressive Growth Portfolio: Institutional Shares              0.65%            N/A          0.02%          0.67%
Janus Aspen Series Global Value Portfolio: Service Shares (5)                     0.00%           0.25%         1.25%          1.50%
Janus Aspen Series Balanced Portfolio: Institutional Shares                       0.65%            N/A          0.01%          0.66%
Janus Aspen Series Flexible Income Portfolio: Institutional Shares                0.64%            N/A          0.03%          0.67%
Janus Aspen Series Growth Portfolio: Institutional Shares                         0.65%            N/A          0.01%          0.66%
Janus Aspen Series Worldwide Growth Portfolio: Institutional Shares               0.65%            N/A          0.04%          0.69%
LSA Balanced Fund (6)                                                             0.80%            N/A          0.30%          1.10%
LSA Basic Value Fund (7)                                                          0.90%            N/A          0.30%          1.20%
LSA Blue Chip Fund (7)                                                            0.90%            N/A          0.30%          1.20%
LSA Disciplined Equity Fund (6)                                                   0.75%            N/A          0.30%          1.05%
LSA Diversified Mid-Cap Fund (7)                                                  0.90%            N/A          0.30%          1.20%
LSA Emerging Growth Equity Fund (6)                                               1.05%            N/A          0.30%          1.35%
LSA Growth Equity Fund (6)                                                        0.85%            N/A          0.30%          1.15%
LSA Mid Cap Value Fund (7)                                                        0.85%            N/A          0.30%          1.15%

                                       5

                                                                                                                            Total
                                                                                                                          Portfolio
                                                                 Management          Rule 12b-1              Other          Annual
Portfolio                                                           Fees                Fees               Expenses        Expenses
------------------------------------------------------------- ----------------------------------------------------------------------

LSA Value Equity Fund (6)                                                         0.80%            N/A          0.30%          1.10%
MFS New Discovery Series - Service Class (8, 9)                                   0.90%           0.25%         0.16%          1.31%
OCC Small Cap Portfolio                                                           0.80%            N/A          0.10%          0.90%
Oppenheimer International Growth Fund/VA - Service Class                          1.00%           0.15%         0.05%          1.20%
Oppenheimer Main Street Small Cap Fund/VA - Service Class                         0.75%           0.15%         0.29%          1.19%
PIMCO Foreign Bond Portfolio (10)                                                 0.25%            N/A          0.66%          0.91%
PIMCO Total Return Portfolio (10, 11)                                             0.25%            N/A          0.41%          0.66%
Putnam VT International Growth and Income Fund - Class IB (12)                    0.80%           0.25%         0.18%          1.23%
Scudder SVSI Balanced Portfolio                                                   0.48%            N/A          0.08%          0.56%
Scudder SVSI Bond Portfolio                                                       0.48%            N/A          0.09%          0.57%
Van Kampen LIT Growth and Income Portfolio, Class II                              0.60%           0.25%         0.15%          1.00%



1. Figures shown in the Table are for the year ended December 31, 2001 (except as otherwise noted).

2. Although not contractually obligated to do so, the shareholder services provider waived its fee during the fiscal year ended December 31, 2001. Additionally, the shareholder service provider has no present intention of charging its fee during the year ending December 31, 2002. "Total Portfolio Annual Expenses" listed in the table above reflect gross ratios prior to any voluntary waivers/reimbursements of expenses. Had this fee reduction been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 0.74% for Fund for U.S. Government Securities II, 0.76% for High Income Bond Fund II and 0.92% for Utility Fund II.

3. Actual "Total Portfolio Annual Expenses" were lower because a portion of the brokerage commissions that the Portfolios paid was used to reduce the Portfolios' expenses. In addition, through arrangements with the Portfolios' custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. These offsets may be discontinued at any time. Had these offsets been taken into account, "Total Portfolio Annual Expenses" would have been 0.63% for Asset Manager Portfolio, 0.64% for Contrafund Portfolio, 0.57% for Equity-Income Portfolio, 0.65% for Growth Portfolio, 0.70% and 0.87% for Overseas Portfolio.

4. The Portfolio's manager has voluntarily agreed to reimburse expenses to the extent that "Total Portfolio Annual Expenses" (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the
     Portfolio manager at any time. Including this reimbursement, the "Management Fees", "Other Expenses" and "Total Portfolio Annual Expenses" in 2001 were 0.24%, 0.04% and 0.28%, respectively.

5. Portfolio expenses include expense waivers. Waivers are first applied against "Management Fees" and then against "Other Expenses", and are contractually guaranteed to continue until at least the next annual renewal of the advisory agreements (June 2003). Had these waivers not been in effect, "Management Fees", "Rule 12b-1 Fees", " Other Expenses" and "Total Portfolio Annual Expenses" would have been 0.65%, 0.25%, 2.72% and 3.62%, respectively. "Total Portfolio Annual Expenses" are shown without the effect of any expense offset arrangements.

6. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for the period ending December 31, 2001 were 2.15% and 2.95% for LSA Balanced Fund, 2.00% and 2.75% for LSA Disciplined Equity Fund, 3.05% and 4.10% for Emerging Growth Equity Fund, 2.34% and 3.19% for LSA Growth Equity Fund and 2.10% and 2.90% for LSA Value Equity Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing May 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

7. Figures shown are based on estimates for the current fiscal year. Under an expense limitation agreement ("Agreement"), the manager has agreed to reduce its fees or reimburse the Portfolio for expenses incurred above certain limits. Currently, this limit is set so that the Portfolio will not incur expenses (including interest, taxes, brokerage commissions and extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets. Without these fee reductions or expense reimbursements, "Other Expenses" and "Total Portfolio Annual Expenses" for 2002 are expected to be 6.50% and 7.40% for LSA Basic Value Fund, 6.79% and 7.69% for Blue Chip Fund, 6.29% and 7.19% for LSA Diversified Mid-Cap Fund and 6.33% and 7.18% for LSA Mid Cap Value Fund, respectively. These reductions and reimbursements will remain in effect until at least April 30, 2003. Under certain circumstances, the Agreement provides that, commencing June 1, 2002 and continuing for three years thereafter, the manager may recoup a certain amount of its fee reductions and reimbursements. The total amount of reimbursement, if any, paid in any year to the manager may not, however, cause "Total Portfolio Annual Expenses" to exceed the percentages listed in the table.

8. The Portfolio has an expense offset arrangement which reduces the Portfolio's custodian fee based upon the amount of cash maintained by the Portfolio with its custodian and dividend disbursing agent. The Portfolio may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Portfolio's expenses. "Other Expenses" do not take these expense reductions into account, and are therefore higher than the actual expenses of the Portfolio. Had these fee reductions been taken into account, "Total Portfolio Annual Expenses" would have been lower and would equal 1.30%.

9. MFS has contractually agreed, subject to reimbursement, to bear expenses for the Portfolio such that "Other Expenses" (after taking into account the expense offset arrangement described in note 8 above), does not exceed 0.15% of the average daily net assets of the Portfolio during the current fiscal year. Without this reimbursement and the expense offset arrangement described in footnote 8, "Total Portfolio Annual Expenses" would have been 1.34%. This contractual fee arrangement will continue at least until May 1, 2003, unless changed with the consent of the board of trustees which oversee the Portfolio.

10. "Total Portfolio Annual Expenses" listed in the table above are gross ratios prior to any voluntary waivers or reimbursements of expenses. PIMCO has agreed to reduce "Total Portfolio Annual Expenses" to the extent they would exceed, due to the payment of organizational expenses and trustees' fees 0.90% of average daily net assets for Foreign Bond Portfolio and 0.65% for of average daily net assets for Total Return Portfolio. With these reductions, "Total Portfolio Annual Expenses" for the fiscal year ended December 31, 2001 would have been 0.90% for Foreign Bond Portfolio and 0.65% for Total Return Portfolio. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided "Total Portfolio Annual Expenses", including such recoupment, do not exceed the annual expense limit.

11. Effective May 1, 2002 the PIMCO Total Return Bond Portfolio changed its name to the PIMCO Total Return Portfolio.

12. Restated to reflect an increase in Rule 12b-1 Fees effective April 30, 2001. Actual Rule 12b-1 Fees during the most recent fiscal year were 0.22%. See the Funds' prospectus for more information about Rule 12b-1 fees payable under the Funds' distribution plan.

Examples

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD, YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING 5% ANNUAL RETURN ON ASSETS.



Sub-Account                                                         1 Year          3 Years          5 Years          10 Years
-----------                                                         ------          -------          -------          --------

Alger American Growth                                                $85              $127             $162             $261
Alger American Income & Growth                                       $84              $125             $157             $252
Alger American Leveraged AllCap                                      $86              $130             $167             $272
Alger American MidCap Growth                                         $85              $129             $165             $268
Alger American Small Capitalization                                  $86              $130             $167             $272
Federated Fund for U.S. Government Securities II                     $86              $132             $170             $279
Federated High Income Bond Fund II                                   $86              $133             $171             $281
Federated Utility Fund II                                            $88              $137             $179             $297
Fidelity VIP Asset Manager                                           $83              $122             $153             $244
Fidelity VIP Contrafund                                              $83              $124             $155             $248
Fidelity VIP Equity-Income                                           $82              $121             $150             $237
Fidelity VIP Growth                                                  $83              $124             $155             $248
Fidelity VIP Index 500                                               $80              $114             $138             $213
Fidelity VIP Money Market                                            $80              $112             $135             $205
Fidelity VIP Overseas                                                $86              $130             $167             $272
Janus Aspen Series Aggressive Growth                                 $83              $123             $155             $247
Janus Aspen Series Balanced                                          $83              $123             $154             $246
Janus Aspen Series Flexible Income                                   $83              $123             $155             $247
Janus Aspen Series Global Value                                      $91              $147             $195             $329
Janus Aspen Series Growth                                            $83              $123             $154             $246
Janus Aspen Series Worldwide Growth                                  $83              $124             $156             $249
LSA Balanced                                                         $87              $135             $176             $290
LSA Basic Value                                                      $88              $138             $180             $300
LSA Blue Chip                                                        $88              $138             $180             $300
LSA Disciplined Equity                                               $87              $134             $173             $285
LSA Diversified Mid-Cap                                              $88              $138             $180             $300
LSA Emerging Growth Equity                                           $90              $142             $188             $315
LSA Growth Equity                                                    $88              $137             $178             $295
LSA Mid Cap Value                                                    $88              $137             $178             $295
LSA Value Equity                                                     $87              $135             $176             $290
MFS New Discovery                                                    $89              $141             $186             $311
OCC Small Cap                                                        $85              $130             $166             $270
Oppenheimer International Growth                                     $88              $138             $180             $300
Oppenheimer Main Street Small Cap                                    $88              $138             $180             $299
PIMCO Foreign Bond                                                   $85              $130             $167             $271
PIMCO Total Return                                                   $83              $123             $154             $246
Putnam VT International Growth and Income                            $88              $139             $182             $303
Scudder SVSI Balanced                                                $82              $120             $149             $235
Scudder SVSI Bond                                                    $82              $120             $150             $236
Van Kampen LIT Growth and Income                                     $86              $133             $171             $280


If you annuitize or if you do not surrender your contact at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets.


Sub-Account                                                         1 Year          3 Years          5 Years          10 Years
-----------                                                         ------          -------          -------          --------

Alger American Growth                                                $23              $71              $122             $261
Alger American Income & Growth                                       $22              $68              $117             $252
Alger American Leveraged AllCap                                      $24              $74              $127             $272
Alger American MidCap Growth                                         $24              $73              $125             $268
Alger American Small Capitalization                                  $24              $74              $127             $272
Federated Fund for U.S. Government Securities II                     $25              $77              $131             $279
Federated High Income Bond Fund II                                   $25              $77              $132             $281
Federated Utility Fund II                                            $27              $82              $140             $297
Fidelity VIP Asset Manager                                           $21              $66              $113             $244
Fidelity VIP Contrafund                                              $22              $67              $115             $248

                                       7


Sub-Account                                                         1 Year          3 Years          5 Years          10 Years
-----------                                                         ------          -------          -------          --------

Fidelity VIP Equity-Income                                           $21              $64              $110             $237
Fidelity VIP Growth                                                  $22              $67              $115             $248
Fidelity VIP Index 500                                               $18              $57              $98              $213
Fidelity VIP Money Market                                            $18              $55              $95              $205
Fidelity VIP Overseas                                                $24              $74              $127             $272
Janus Aspen Series Aggressive Growth                                 $22              $67              $115             $247
Janus Aspen Series Balanced                                          $22              $67              $114             $246
Janus Aspen Series Flexible Income                                   $22              $67              $115             $247
Janus Aspen Series Global Value                                      $30              $92              $156             $329
Janus Aspen Series Growth                                            $22              $67              $114             $246
Janus Aspen Series Worldwide Growth                                  $22              $67              $116             $249
LSA Balanced                                                         $26              $80              $136             $290
LSA Basic Value                                                      $27              $83              $141             $300
LSA Blue Chip                                                        $27              $83              $141             $300
LSA Disciplined Equity                                               $25              $78              $134             $285
LSA Diversified Mid-Cap                                              $27              $83              $141             $300
LSA Emerging Growth Equity                                           $28              $87              $149             $315
LSA Growth Equity                                                    $26              $81              $139             $295
LSA Mid Cap Value                                                    $26              $81              $139             $295
LSA Value Equity                                                     $26              $80              $136             $290
MFS New Discovery                                                    $28              $86              $147             $311
OCC Small Cap                                                        $24              $74              $126             $270
Oppenheimer International Growth                                     $27              $83              $141             $300
Oppenheimer Main Street Small Cap                                    $27              $83              $141             $299
PIMCO Foreign Bond                                                   $24              $74              $127             $271
PIMCO Total Return                                                   $22              $67              $114             $246
Putnam VT International Growth and Income                            $27              $84              $143             $303
Scudder SVSI Balanced                                                $21              $64              $109             $235
Scudder SVSI Bond                                                    $21              $64              $110             $236
Van Kampen LIT Growth and Income                                     $25              $77              $131             $280


                     EXPLANATION OF FEE TABLES AND EXAMPLES

1. We have included the table and examples shown above to assist you in understanding the costs and expenses that you will bear directly or indirectly by investing in the Separate Account. The table reflects expenses of the Separate Account as well as the Portfolios. For additional information, you should read "Contract Charges," which begins on page 24; you should also read the sections relating to management of the Portfolios in their prospectuses. The examples do not include any taxes or tax penalties you may be required to pay if you surrender your Contract. The examples assume that the fee waivers and expense reimbursements discussed above will continue for the periods shown.

2. The examples assume that you did not make any transfers. We are currently waiving the Transfer Fee, but in the future, we may decide to charge $25 for the second and each subsequent transfer within a calendar month. Premium taxes are not reflected. Currently, we deduct premium taxes (which range from 0% to 3.5%) from Contract Value upon full surrender, death or annuitization.

3. To reflect the Contract Administration Charge in the Examples, we applied an equivalent percentage charge, which we calculated by dividing the total amount of Contract Administration Charges expected to be collected during a year by the total estimated average net assets of the Subaccounts and the Fixed Account attributable to the Contracts.

4.   The Examples reflect any Free Withdrawal Amounts.


5. We will waive the Withdrawal Charge if you select a settlement option that provides for payments over at least 5 years or over the annuitant's lifetime.


========================================================================

Neither the fee tables nor the Examples should be considered representations of past or future expenses. Your actual expenses may be greater or less than those shown. Similarly, the annual rate of return of 5% assumed in the example is not an estimate or guarantee of future investment performance.

                    QUESTIONS AND ANSWERS ABOUT YOUR CONTRACT

The following are answers to some of the questions you may have about some of the more important features of the Contract. The Contract is more fully described in the rest of the Prospectus. Please ready the Prospectus carefully.

1.   What is the Contract?

The Contract is a flexible premium deferred variable annuity contract. It is designed for tax-deferred retirement investing. The Contract is available for non-qualified or qualified retirement plans. The Contract, like all deferred annuity contracts, has two phases: the Accumulation Period and the Annuity Period. During the Accumulation Period, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The Annuity Period begins when you begin receiving payments under one of the annuity payment options described in Answers to Questions. The Contract Value accumulated under your Contract during the Accumulation Period will be used to determine the amount of your annuity payments during the Annuity Period.

Your premiums are invested in one or more of the Subaccounts of the Separate Account or allocated to the Fixed Account, as you instruct us. The value of your Contract will depend on the investment performance of the Subaccounts and the amount of interest we credit to the Fixed Account.

Each Subaccount will invest in a single investment portfolio (a "Portfolio") of a mutual fund. The Portfolios offer a range of investment objectives, from conservative to aggressive. You bear the entire investment risk on amounts allocated to the Subaccounts.

In some states, you may allocate all or part of the value of your Contract to what we call the "Fixed Account". We guarantee that we will credit interest on amounts allocated the Fixed Account at an effective annual rate of at least 3%. We may credit a higher rate of interest. The Fixed Account offers you an opportunity to protect your principal and earn at least a guaranteed rate of interest.

2.   What annuity options does the Contract offer?

You may receive annuity payments on a fixed or a variable basis or a combination of the two. We offer a variety of annuity options including:

(a)  a life annuity;

(b) a life annuity with payments guaranteed for five to twenty years; (c) a joint and full Survivorship annuity; and (d) fixed payments for a specified period of five to twenty-five years.

Call us to inquire about other options.

You may change your annuity option at any time prior to annuitization. You may select the date to annuitize the Contract. The date you select, however, may be no later than the later of the tenth Contract Anniversary or the tenth day of the month following the Annuitant's 90th birthday. If your Contract was issued in connection with a qualified plan, different deadlines may apply. In addition, we can refuse to permit you to select a date within two years of our issuing your Contract, unless the law requires us to permit it.

If you select annuity payments on a variable basis, the amount of our payments to you will be affected by the investment performance of the Subaccounts you have selected. The fixed portion of your annuity payments, on the other hand, generally will equal in amount to the initial payment we determine. Contract Value that is allocated to the Fixed Account at the end of the Accumulation Period cannot be applied to a variable annuity payment option. Accordingly, if you wish to apply any portion of your Fixed Account balance to a variable annuity payment option, you should plan ahead and transfer that amount from the Fixed Account to the Separate Account before you annuitize the Contract.

3.   How do I buy a Contract?

You can obtain a Contract application from your Lincoln Benefit agent. You must pay at least $1,200 in premiums during the first Contract Year. Premium payments must be at least $100, unless you enroll in an automatic payment plan. Your periodic payments in an automatic payment plan must be at least $25 per month. We may lower these minimums at our sole discretion. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application.

4.   What are my investment choices under the Contract?

You can allocate and reallocate your investment among the Subaccounts, each of which in turn invests in a single Portfolio. Under the Contract, the Separate Account currently invests in the following Portfolios:

         Fund                                                 Portfolio
         ---------                                            --------------
--------------------------------------------------------------------------------

The Alger American Fund                     Growth Portfolio

                                            Income and Growth Portfolio
                                            Leveraged AllCap Portfolio
                                            MidCap Growth Portfolio
                                            Small Capitalization Portfolio
--------------------------------------------------------------------------------

Federated Insurance Series                  Fund for U.S. Government Securities II
                                            High Income Bond Fund II
                                            Utility Fund II
--------------------------------------------------------------------------------
Fidelity Variable                           Asset Manager Portfolio
Insurance Products Fund                     Contrafund Portfolio
                                            Equity-Income Portfolio
                                            Growth Portfolio
                                            Index 500 Portfolio
                                            Money Market Portfolio
                                            Overseas Portfolio
--------------------------------------------------------------------------------

                                       9

         Fund                                                 Portfolio
         ---------                                            --------------
--------------------------------------------------------------------------------
Janus Aspen Series                          Aggressive Growth Portfolio: Institutional Shares
                                            Balanced Portfolio: Institutional Shares
                                            Flexible Income Portfolio: Institutional Shares
                                            Global Value Portfolio:  Service Shares
                                            Growth Portfolio: Institutional Shares
                                            Worldwide Growth Portfolio: Institutional Shares
--------------------------------------------------------------------------------
LSA Variable Series Trust                   Balanced Fund
                                            Basic Value Fund
                                            Blue Chip Fund
                                            Disciplined Equity Fund
                                            Diversified Mid-Cap Fund
                                            Emerging Growth Equity Fund
                                            Growth Equity Fund
                                            Mid Cap Value Fund
                                            Value Equity Fund
--------------------------------------------------------------------------------
MFS Variable Insurance Trust                New Discovery Series - Service Class
--------------------------------------------------------------------------------
OCC Accumulation Trust                      Small Cap Portfolio
--------------------------------------------------------------------------------
Oppenheimer Variable                        International Growth Fund/VA - Service Class
Account Funds                               Main Street Small Cap Fund/VA - Service Class
--------------------------------------------------------------------------------
PIMCO Variable                              Foreign Bond Portfolio
Insurance Trust                             Total Return Portfolio
--------------------------------------------------------------------------------
PUTNAM Variable Trust                       International Growth and Income Fund - Class 1B
--------------------------------------------------------------------------------
Scudder Variable Series I                   Balanced Portfolio
                                            Bond Portfolio
--------------------------------------------------------------------------------
Van Kampen Life Investment Trust            Growth and Income Portfolio, Class II

--------------------------------------------------------------------------------

Some of the Portfolios described in this Prospectus may not be available in your Contract. Each Portfolio holds its assets separately from the assets of the other Portfolios. Each Portfolio has distinct investment objectives and policies which are described in the accompanying prospectuses for the Portfolios.

In addition, the Fixed Account is available in some states.

5.   What are my expenses under the Contract?

Contract Administration Charge. During the Accumulation Period only, each year we subtract $25 from your Contract Value as an annual contract administration charge. We cannot increase the amount of this charge.

Administrative Expense Charge and Mortality and Expense Risk Charge. We impose a mortality and expense risk charge at an annual rate of 1.25% of average daily net assets and an administrative expense charge at an annual rate of .15% of average daily net assets. These charges are assessed each day during the Accumulation Period and the Annuity Period. We guarantee that we will not raise these charges.

Transfer Fee. We currently do not charge a transfer fee. The Contract permits us to charge you up to $25 per transfer for each transfer after the first transfer in each month.

Withdrawal Charge (Contingent Deferred Sales Charge). During the Accumulation Period, you may withdraw all or part of the value of your Contract before your death or, if the Contract is owned by a company or other legal entity, before the Annuitant's death. The Withdrawal Charge, which is a contingent deferred sales charge, will vary depending on how many complete years have passed since you paid the Purchase Payment being withdrawn. The Withdrawal Charge applies to each Purchase Payment for seven complete years from the date of the Payment (each a "Contribution Year")

                             Contribution                    Applicable
                                 Year                          Charge

                                  1-2                            7%
                                   3                             6%
                                   4                             5%
                                   5                             4%
                                   6                             3%
                                   7                             2%
                                  8+                             0%


In determining Withdrawal Charges, we will deem your Purchase Payments to be withdrawn on a first-in first-out basis.


Certain withdrawals may be made without payment of any Withdrawal Charge. We may impose a Withdrawal Charge upon annuitization only if you select an annuity option under which we will make payments for a fixed period of less than five years. In some states, we also may waive the Withdrawal Charge under our confinement waiver benefit. Additional restrictions and costs may apply to Contracts issued in connection with qualified plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult with your tax counselor to determine what effect a withdrawal might have on your tax liability.


In most states, each year, free of Withdrawal Charge, you may withdraw:

(a)  the greater of:

     15% of your total Purchase Payments made in the most recent seven years, if permitted under state law; or earnings not previously withdrawn; plus

(b) an amount equal to your total Purchase Payments made more than seven years ago, to the extent not previously withdrawn.

Because of differences in state law, in some states we substitute 10% in this formula.

Premium Taxes. Certain states impose a premium tax on annuity purchase payments received by insurance companies. Any applicable premium taxes are deducted from the value of your Contract upon surrender, death, or annuitization. State premium taxes generally range from 0% to 3.5%.

Other Expenses. In addition to our charges under the Contract, each Portfolio deducts amounts from its assets to pay its investment advisory fees and other expenses.

6.   How will my investment in the Contract be taxed?


You should consult a qualified tax advisor for personalized answers. Generally, earnings under variable annuities are not taxed until amounts are withdrawn or distributions are made. This deferral of taxes is designed to encourage long-term personal savings and supplemental retirement plans. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Generally, for tax purposes, earnings are deemed withdrawn first from annuity contracts.


Special rules apply if the Contract is owned by a company or other legal entity. Generally, such an owner must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year.

7.   Do I have access to my money?

At any time during the Accumulation Period, we will pay you all or part of the value of your Contract, minus any applicable charge, if you surrender your Contract or request a partial withdrawal. Under some plans, you may also take a loan against the value of your Contract. Generally, a partial withdrawal must equal at least $250. Under our Systematic Withdrawal Program, however, the minimum amount of each withdrawal payment is $50.


While you have access to your money during the Accumulation Period, certain charges, such as the contract administration charge, the Withdrawal Charge, and premium tax charges may be deducted on a surrender or withdrawal. Also, withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

After annuitization, under certain settlement options you may be entitled to withdraw the commuted value of the remaining payments.

8.       What is the death benefit?

We will pay a death benefit while the Contract is in force and before the Annuity Date, if the Contract Owner dies, or if the Annuitant dies and the Contract Owner is not a natural person. To obtain payment of the Death Benefit, the Beneficiary must submit to us written proof of death as specified in the Contract.

The death benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year until the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

We will determine the value of the death benefit on the day that we receive all of the information that we need to process the claim.

9.   What else should I know?

Allocation of purchase payments. You allocate your initial Purchase Payment among the Subaccounts and the Fixed Account in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. When you make subsequent Purchase Payments, you may again specify how you want your payments allocated. If you do not, we will automatically allocate the payment based on your most recent instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

Transfers. During the Accumulation Period, you may freely transfer Contract Value among the Subaccounts and from the Subaccounts to the Fixed Account. You may instruct us to transfer Contract Value by writing or calling us. While you may also transfer amounts from the Fixed Account, certain restrictions may apply. No transfers are permitted after the Annuity Date.


You may also use our Automatic Dollar Cost Averaging or Portfolio Rebalancing programs. You may not use both programs at the same time.

Under the Dollar Cost Averaging program, amounts are automatically transferred at regular intervals from the Fixed Account or a Subaccount of your choosing, including other Subaccounts or the Fixed Account. Transfers may be made monthly, quarterly, or annually.

Under the Portfolio Rebalancing program, you can maintain the percentage of your Contract Value allocated to each Subaccount at a pre-set level. Investment results will shift the balance of your Contract Value allocations. If you elect rebalancing, we will automatically transfer your Contract Value back to the specified percentages at the frequency (monthly, quarterly, semiannually, annually) that you specify. We will automatically terminate this program if you request a transfer outside of the program. You may not elect rebalancing after annuitization.


Free-look period. You may cancel the Contract by returning it to us within 10 days after you receive it, or after whatever longer period may be permitted by state law. You may return it by delivering it or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value may be more or less than your Purchase Payments. In some states, we are required to send you the amount of your Purchase Payments. Since state laws differ as to the consequences of returning a Contract, you should refer to your Contract for specific information about your circumstances.

10.  Who can I contact for more information?

You can write to us at Lincoln Benefit Life Company, P.O. Box 82532, Lincoln, Nebraska 68501-2532, or call us at (800) 865-5237.

                         CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected information concerning Accumulation Unit Values for each Subaccount for 1994 through 2001. Accumulation Unit Value is the unit of measure that we use to calculate the value of your interest in a Subaccount. Accumulation Unit Value does not reflect the deduction of certain charges that are subtracted from your Contract Value, such as the Contract Administration Charge. The Separate Account's financial statements dated as of December 31, 2001, are contained in the Statement of Additional Information. Lincoln Benefit's consolidated financial statements as of December 31, 2001, are included in the Statement of Additional Information. The Statement of Additional Information also includes a brief explanation of how performance of the Subaccounts is calculated.


                           DESCRIPTION OF THE CONTRACT

Summary. The Contract is a deferred annuity contract designed to aid you in long-term financial planning. You may add to the Contract Value by making additional Purchase Payments. In addition, the Contract Value will change to reflect the performance of the Subaccounts to which you allocate your Purchase Payments and your Contract Value, as well as to reflect interest credited to amounts allocated to the Fixed Account. You may withdraw your Contract Value by making a partial withdrawal or by surrendering your Contract. Upon Annuitization, we will pay you benefits under the Contract in the form of an annuity, either for the life of the Annuitant or for a fixed number of years. All of these features are described in more detail below.


Contract Owner. As the Contract Owner you are the person usually entitled to exercise all rights of ownership under the Contract. You usually are also the person entitled to receive benefits under the Contract or choose someone else to receive benefits. If your Contract was issued under a Qualified Plan, however, the Plan may limit or modify your rights and privileges under the Contract and may limit your right to choose someone else to receive benefits. The maximum age of the oldest Contract Owner and Annuitant is age 85 as of the date we receive the completed application. The Contract cannot be jointly owned by both a non-natural person and a natural person. Changing ownership of this contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.



Annuitant. The Annuitant is the living person whose life span is used to determine annuity payments. You initially designate an Annuitant in your application. You may change the Annuitant at any time before annuity payments begin. If your Contract was issued under a plan qualified under Section 403(b), 408, or 408A of the Tax Code, you must be the Annuitant. You may also designate a Joint-Annuitant, who is a second person on whose life annuity payments depend. Additional restrictions may apply in the case of Qualified Plans. If you are not the Annuitant and the Annuitant dies before annuity payments begin, then either you become the new Annuitant or you must name another person as the new Annuitant. You must attest that the Annuitant is alive in order to annuitize your Contract.

Modification of the Contract. Only a Lincoln Benefit Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract.

We are permitted to change the terms of the Contract if it is necessary to comply with changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

Assignment. Before the Annuity Date, if the Annuitant is still alive, you may assign a Contract issued under a Non-Qualified Plan that is not subject to Title 1 of the Employee Retirement Income Security Act of 1974 ("ERISA"). If a Contract is issued pursuant to a Qualified Plan or a Non-Qualified Plan that is subject to Title 1 of ERISA, the law prohibits some types of assignments, pledges and transfers and imposes special conditions on others. An assignment may also result in taxes or tax penalties.

We will not be bound by any assignment until we receive written notice of it. Accordingly, until we receive written notice of an assignment, we will continue to act as though the assignment had not occurred. We are not responsible for the validity of any assignment.

Because of the potential tax consequences and ERISA issues arising from an assignment, you should consult with an attorney before trying to assign your Contract.

Free Look Period. You may cancel the Contract by returning it to us within 10 days after you receive it, or within whatever longer period may be permitted by state law. You may return it by delivering it to your agent or mailing it to us. If you return the Contract, the Contract terminates and, in most states, we will pay you an amount equal to the Contract Value on the date we receive the Contract from you. The Contract Value at that time may be more or less than your Purchase Payments. In some states, if you exercise your "free look" rights, we are required to return the amount of your Purchase Payments. Your Contract will contain specific information about your free-look rights in your state.

                          PURCHASES AND CONTRACT VALUE

Minimum Purchase Payment. The minimum initial Purchase Payment for a Contract is $1,200. You may pay it in a lump sum or in installments of your choice over the first Contract Year. You may not pay more than $1 million in Purchase Payments without our prior approval. As a general rule, subsequent Purchase Payments may be made in amounts of $100 or more. Subsequent Purchase Payments made as part of an Automatic Payment Plan, however, may be as small as $25 per month. We may lower these minimums if we choose. We may refuse any Purchase Payment at any time.

Automatic Payment Plan. You may make scheduled Purchase Payments of $25 or more per month by automatic payment through your bank account. Call or write us for an enrollment form.

Allocation of Purchase Payments. Your Purchase Payments are allocated to the Subaccount(s) and the Fixed Account in the proportions that you have selected. You must specify your allocation in your Contract application, either as percentages or specific dollar amounts. If you make your allocation in percentages, the total must equal 100%. We will allocate your subsequent
Purchase Payments in those percentages, until you give us new allocation instructions. You may not allocate Purchase Payments to the Fixed Account if it is not available in your state.

If your application is complete, we will issue your Contract within two business days of its receipt at our P.O. Box shown on the first page of this prospectus. If your application for a Contract is incomplete, we will notify you and seek to complete the application within five business days. For example, if you do not fill in allocation percentages, we will contact you to obtain the missing percentages. If we cannot complete your application within five business days after we receive it, we will return your application and your Purchase Payment, unless you expressly permit us to take a longer time.

Usually, we will allocate your initial Purchase Payment to the Subaccounts and the Fixed Account, as you have instructed us, on the Issue Date. We will allocate your subsequent Purchase Payments on the date that we receive them at the next computed Accumulation Unit Value.

In some  states,  however,  we are  required  to return at least  your  Purchase
Payment if you cancel your Contract during the "free-look" period. In those states, we currently will allocate your Purchase Payments on the Issue Date as you have instructed us, as described above. In the future, however, we reserve the right, if you live in one of those states, to allocate all Purchase Payments received during the "free-look period" to the Fidelity Money Market Subaccount. If we exercise that right and your state's free look period is ten days, we will transfer your Purchase Payments to your specified Subaccounts or the Fixed Account 20 days after the Issue Date; if your state's free look period is longer, we will transfer your Purchase Payment after ten days plus the period required by state law have passed.

We determine the number of Accumulation Units in each Subaccount to allocate to your Contract by dividing that portion of your Purchase Payment allocated to a Subaccount by that Subaccount's Accumulation Unit Value on the Valuation Date when the allocation occurs.


Contract Value. We will establish an account for you and will maintain your account during the Accumulation Period. The total value of your Contract at any time is equal to the sum of the value of your Accumulation Units in the Subaccounts you have selected, plus the value of your investment in the Fixed Account.


Separate Account Accumulation Unit Value. As a general matter, the Accumulation Unit Value for each Subaccount will rise or fall to reflect changes in the share price of the Portfolio in which the Subaccount invests. In addition, we subtract from Accumulation Unit Value amounts equal to the Mortality and Expense Risk Charge, Administrative Expense Charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value. We determine Withdrawal Charges, Transfer Fees and Contract Administration Charges separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units.

We determine a separate Accumulation Unit Value for each Subaccount. If we elect or are required to assess a charge for taxes, a separate Accumulation Unit Value may be calculated for Contracts issued in connection with Non-Qualified and Qualified Plans, respectively, within each Subaccount. We will determine the Accumulation Unit Value Monday through Friday on each day that the New York Stock Exchange is open for business.

You should refer to the prospectuses for the Portfolios which accompany this prospectus for a description of how the assets of each Portfolio are valued, since the determination has a direct bearing on the Accumulation Unit Value of the corresponding Subaccount and, therefore, your Contract Value.

Transfer During Accumulation Period. During the Accumulation Period, you may transfer Contract Value among the Fixed Account and Subaccounts in writing or by telephone. YOU MAY NOT MAKE A TRANSFER AFTER THE ANNUITY DATE. Currently, there is no minimum transfer amount. The Contract permits us to set a minimum transfer amount in the future.


As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. We close our offices for business on certain days immediately preceding or following certain national holidays when the NYSE is open for business. For calendar year 2002, our offices will be closed on July 5th and November 29th . For transfers requested on these days, we will make the transfer on the first subsequent day on which we and the NYSE are open.


We have established special requirements for transfers from the Fixed Account. You may make a lump sum transfer from the Fixed Account to the Subaccounts only during the 60 day period beginning on the Issue Date and each Contract Anniversary. Transfers pursuant to a Dollar Cost Averaging or Portfolio Rebalancing Program may occur at any time at the intervals you have selected.

The maximum amount which may be transferred as a lump sum from the Fixed Account during a Contract Year usually is the greater of:

o    30% of the Fixed Account balance on the most recent  Contract  Anniversary;
     or

o the largest amount transferred from the Fixed Account in any prior Contract Year.

This limit also applies to transfers under a Dollar Cost Averaging program, unless you choose to transfer your entire Fixed Account balance to Subaccounts. In that case, the maximum monthly transfer amount may not be more than 1/36th of your Fixed Account balance on the day of the first transfer. We may waive or modify these restrictions on transfers from the Fixed Account. You may not transfer Account Value or allocate new Purchase Payments into the Fixed Account, if transfers are being made out under the Dollar Cost Averaging program.

In addition, you may transfer 100% of the Fixed Account balance in a lump sum to the Subaccount(s), if on any Contract Anniversary either (a) or (b) is true:

(a) The interest rate on the Fixed Account is lower than it was on the Contract Anniversary one year previously or if on the First Contract Anniversary that interest rate is lower than it was on the Issue Date;

         or

(b)  The credited interest rate is less than 4%.

We will notify you by mail if (a) or (b) occurs. You may request a transfer for 60 days following the date we mail notification to you.

The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us. Also, we may restrict transfers from the Subaccounts to the Fixed Account in each Contract Year to no more than 30% of the total Subaccount balances as of the most recent Contract Anniversary. We currently are not imposing this restriction on transfers from the Subaccounts.

Transfers Authorized by Telephone. You may make transfers by telephone, if you first send us a completed authorization form. The cut off time for telephone transfer requests is 4:00 p.m. Eastern time. Calls completed before 4:00 p.m. will be effected on that day at that day's price. Calls completed after 4:00 p.m. will be effected on the next day on which we and the NYSE are open for business, at that day's price.

We may charge you the Transfer Fee described on page 24, although we currently are waiving it. In addition, we may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

Excessive Trading Limits. If allowed in your state, we reserve the right to limit transfers in any Contract Year, or to refuse any transfer request for a Contract owner or certain Contract owners, if:

o We believe, in our sole discretion, that excessive trading by such Contract owner or owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or the share prices of the corresponding Funds or would be to the disadvantage of other Contract owners; or

o We are informed by one or more of the corresponding Funds that they intend to restrict the purchase or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or groups of transfers would have a detrimental effect on the prices of Fund shares.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

Automatic Dollar Cost Averaging Program. Under our Automatic Dollar Cost Averaging program, you may authorize us to transfer a fixed dollar amount at fixed intervals from the Fixed Account or a Subaccount (the "Source Subaccount") of your choosing, including other Subaccounts or the Fixed Account. The interval between transfers may be monthly, quarterly, or annually, at your option. The transfers will be made at the Accumulation Unit Value on the date of the transfer. The transfers will continue until you instruct us otherwise, or until your chosen source of transfer payments is exhausted. Currently, the minimum transfer amount from the Source Subaccount is $100. We may change this minimum or grant exceptions. If you elect this program, the first transfer will occur twenty five days after your Issue Date.

Your request to participate in this program will be effective when we receive your completed application or service request form at the P.O. Box given on the first page of this prospectus. Call or write us for a copy of the application. You may increase, decrease or change the frequency or amount of Purchase Payments under a Dollar Cost Averaging Program. Special restrictions apply to transfers from the Fixed Account. They are explained on page 13.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount purchases more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. However, participation in this program does not assure you of a greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a subaccount with more volatile performance experience is unlikely to produce the desired effects of Dollar Cost Averaging as would transfers from a less volatile subaccount. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time.

Portfolio Rebalancing

Portfolio Rebalancing allows you to maintain the percentage of your Contract Value allocated to each Subaccount and/or the Fixed Account at a pre-set level. For example, you could specify that 30% of your Contract Value should be in the Balanced Portfolio, 40% in the Growth Portfolio-Janus Aspen Series and 30% in Federated High Income Bond Fund II. Over time, the variations in each Subaccount's investment results will shift the balance of your Contract Value allocations. Under the Portfolio Rebalancing feature, if the changes from your desired percentages pass a threshold we establish, we will automatically transfer your Contract Value, including new premium (unless you specify otherwise), back to the percentages you specify. Portfolio Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

You may choose to have rebalances made monthly, quarterly, semi-annually, or annually until your Annuity Date; Portfolio Rebalancing is not available after you annuitize. No Transfer Fees will be charged for portfolio rebalancing. We will automatically terminate this program if you request any transfers outside the Portfolio Rebalancing program. If you wish to resume Portfolio Rebalancing after it has been cancelled, then you must complete a new Portfolio Rebalancing form and send it to our home office.

In any Contract Year, transfers from the Fixed Account under a Portfolio Rebalancing program are subject to the overall limit on transfers from the Fixed Account. Accordingly, if the total amount transferred from the Fixed Account reaches that limit before the end of a Contract Year, we will not transfer additional amounts from the Fixed Account for portfolio rebalancing purposes until the next Contract Year.

You may request Portfolio Rebalancing at any time before your Annuity Date by submitting a completed written request to us at the P.O. Box given on the first page of this prospectus. Please call or write us for a copy of the request form. If you stop Portfolio Rebalancing, you must wait 30 days to begin again. In your request, you may specify a date for your first rebalancing. If you specify a date fewer than 30 days after your Issue Date, your first rebalance will be delayed one month. If you do not specify a date for your first rebalancing, your first rebalance will occur one period after the Issue Date, if you request portfolio rebalancing in your Contract application. Otherwise, your first rebalancing will occur one period after we receive your completed request form. All subsequent rebalancing will occur at the intervals you have specified on the day of the month that coincides with the same day of the month as your Contract Anniversary Date.

Generally, you may change the allocation percentages, frequency, or choice of Subaccounts at any time. If you include the Fixed Account in a Portfolio Rebalancing program, however, in any given twelve-month period you may not change the allocation percentages more than twice and the total change to the Fixed Amount allocation may not exceed 20%. We may waive this restriction.

If the total Contract Value subject to rebalancing falls below any minimum value that we may establish, we may prohibit or limit your use of Portfolio Rebalancing. You may not use Dollar Cost Averaging and Portfolio Rebalancing at the same time. We may change, terminate, limit, or suspend Portfolio Rebalancing at any time.

                    THE INVESTMENT AND FIXED ACCOUNT OPTIONS

Separate Account Investments

The Portfolios. Each of the Subaccounts of the Separate Account invests in the shares of one of the Portfolios. Each Portfolio is either an open-end management investment company registered under the Investment Company Act of 1940 or a separate investment series of an open-end management investment company. We have briefly described the Portfolios below. You should consult the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy. Appendix B contains a description of how advertised performance data for the Subaccounts are computed.


Some of the Portfolios have been established by investment advisors which manage publicly traded mutual funds having similar names and investment objectives. While some of the Portfolios may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any similarly named Portfolio may differ substantially.


Amounts you have allocated to Subaccounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Subaccounts invest. You bear the investment risk that those Portfolios possibly will not meet their investment objectives. You should carefully review their prospectuses before allocating amounts to the Subaccounts of the Separate Account.




Portfolio                                                     Portfolio Objective                          Investment Adviser

The Alger American Fund                                                                      Fred Alger Management, Inc.
  Growth Portfolio                               Long-term capital appreciation
  Income & Growth Portfolio                      Seeks to provide a high level of dividend
                                                 income.  Its secondary goal is to provide
                                                 capital appreciation.
  Leveraged AllCap Portfolio                     Long-term capital appreciation
  MidCap Growth Portfolio                        Long-term capital appreciation
  Small Capitalization Portfolio                 Long-term capital appreciation

Federated Insurance Series                                                                   Federated Investment Management Company
  Fund for U.S. Government Securities II         Current income
  High Income Bond Fund II                       High current income
  Utility Fund II                                High current income and moderate capital
                                                 appreciation

Fidelity Variable Insurance Products Fund                                                    Fidelity Management & Research Company
  Asset Manager Portfolio - Initial Class        High total return with reduced risk over the
                                                 long term
  Contrafund Portfolio - Initial Class           Long-term capital appreciation
  Equity-Income Portfolio - Initial Class        Reasonable Income
  Growth Portfolio - Initial Class               Capital appreciation
  Index 500 Portfolio - Initial Class            Investment results that correspond to the
                                                 total return of common stocks
                                                 publicly traded in the United
                                                 States, as represented by the
                                                 S&P 500.
  Money Market Portfolio - Initial Class         As high a level of
                                                 current income as is consistent
                                                 with preserving capital and
                                                 providing liquidity.
  Overseas Portfolio - Initial Class             Long-term growth of capital

Janus Aspen Series                                                                           Janus Capital Management LLC
  Aggressive Growth Portfolio: Institutional     Long-term growth of capital
  Shares
  Balanced Portfolio: Institutional Shares       Long-term growth of capital consistent with
                                                 preservation of capital and balanced by
                                                 current income.
  Flexible Income Portfolio: Institutional       Seeks to maximize total return from a
  Shares                                         combination of current income and capital
                                                 appreciation, with an emphasis on current
                                                 income.
  Global Value Portfolio: Service Shares         Long-term growth of capital
  Growth Portfolio: Institutional Shares         Long-term growth of capital in a manner
                                                 consistent with the preservation of capital.
  Worldwide Growth Portfolio: Institutional      Long-term growth of capital in a manner
  Shares                                         consistent with the preservation of capital.

LSA Variable Series Trust                                                                    LSA Asset Management LLC
  Balanced Fund (1)                              Combination of growth of capital and
                                                 investment income (growth of capital is the
                                                 primary objective) by investing in a mix of
                                                 equity and debt.
  Basic Value Fund (2)                           Long-term growth of capital.
  Blue Chip Fund (2)                             Provide long-term capital growth.  Current
                                                 income is a secondary objective.
  Disciplined Equity Fund (3)                    Provide a consistently high total return
                                                 from a broadly diversified portfolio of
                                                 equity securities with risk characteristics
                                                 similar to the Standard and Poor's 500
                                                 Composite Stock Index.

                                       16

Portfolio                                                     Portfolio Objective                          Investment Adviser

  Diversified Mid-Cap Fund (4)                   Long-term growth of capital.
  Emerging Growth Equity Fund (5)                Provide capital appreciation through
                                                 investing in smaller rapidly growing
                                                 emerging companies.
  Growth Equity Fund (6)                         Provide long-term growth of capital.
  Mid Cap Value Fund (7)                         Provide long-term capital growth.
  Value Equity Fund (8)                          Provide long-term growth of capital with
                                                 current income as a secondary objective.

MFS Variable Insurance Trust                                                                 MFS Investment Management(R)
  New Discovery Series - Service Class           Capital appreciation

OCC Accumulation Trust                                                                       OpCap Advisors
  Small Cap Portfolio                            Capital appreciation

Oppenheimer Variable Account Funds                                                           OppenheimerFunds, Inc.
  International Growth Fund/VA - Service Class   Capital appreciation
  Main Street Small Cap Fund/VA - Service Class  Capital appreciation

PIMCO Variable Insurance Trust                                                               Pacific Investment Management Company
  Foreign Bond Portfolio                         To maximize total return, consistent with
                                                 preservation of capital and prudent
                                                 investment management.
  Total Return Portfolio                         To maximize
                                                 total return, consistent with
                                                 preservation of capital and
                                                 prudent investment management.

Putnam Variable Trust                                                                        Putnam Investment Management Inc.
  International Growth and Income Fund - Class   Capital growth.  Current income is a
  IB                                             secondary objective.

Scudder Variable Series I                                                                    Deutsche Investment Management
                                                                                             (Americas) Inc.
  Balanced                                       Portfolio Balance of growth and
                                                 income, and long-term
                                                 preservation of capital.
  SVSI                                           Bond Portfolio High level of
                                                 income consistent with a high
                                                 quality portfolio of debt
                                                 securities.

Van Kampen Life Investment Trust                                                             Van Kampen Asset Management Inc.
  Growth and Income Portfolio, Class II          Long-term growth of capital and income


1.       Sub-advised by OpCap Advisors.

2.       Sub-advised by A I M Capital Management, Inc.

3.       Sub-advised by J.P. Morgan Investment Management Inc.

4.       Sub-advised by Fidelity Management & Research Company.

5.       Sub-advised by RS Investment Management, L.P.

6.       Sub-advised by Goldman Sachs Asset Management.

7.       Sub-advised by Van Kampen Asset Management Inc.

8.       Sub-advised by Salomon Brothers Asset Management Inc.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Subaccount are separate and are credited to or charged against the particular Subaccount without regard to income, gains or losses from any other Subaccount or from any other part of our business. We will use the net Purchase Payments you allocate to a Subaccount to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Lincoln Benefit will bear the attendant expenses.

Voting Rights. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Subaccounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed. We will also provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of shares for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, before the Annuity Date, you are the person entitled to give voting instructions. After the Annuity Date, the payee is that person.
Retirement plans, however, may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.


In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment advisor of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.


This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

Substitution of Securities. If the shares of any of the Portfolios are no longer available for investment by the Separate Account or if, in the judgment of our Board of Directors, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Purchase Payments under the Contract. Any substitution of securities will comply with the requirements of the 1940 Act.

We also reserve the right to make the following changes in the operation of the Separate Account and the Subaccounts:

(a)  to operate the Separate Accounts in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Subaccount to another, or from any Subaccount to our general account;

(d)  to add, combine, or remove Subaccounts in the Separate Account; and

(e) to change the way in which we assess charges, as long as the total charges do not exceed the amount currently charged the Separate Account and the Portfolios in connection with the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

The Fixed Account. The portion of the Contract relating to the Fixed Account is not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the Fixed Account nor any interests in the Fixed Account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the disclosure regarding the Fixed Account has not been reviewed by the staff of the SEC. The statements about the Fixed Account in this prospectus may be subject to generally applicable provisions of the federal securities laws regarding accuracy and completeness.

You may allocate part or all of your Purchase Payments to the Fixed Account in states where it is available. Amounts allocated to the Fixed Account become part of the general assets of Lincoln Benefit. Allstate Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We will credit interest to amounts allocated to the Fixed Account. We guarantee that the interest rate credited to the Fixed Account will be at least an annual effective rate of 3%. We may credit interest at a higher rate, but we are not obligated to do so. You assume the risk that interest credited to the Fixed Account may be no higher than 3%.

Transfers from the Fixed Account are subject to the limitations described on page 3. Also, as described on page 14, we may delay payment of partial withdrawals or Surrender Value from the Fixed Account for up to 6 months.

                                ANNUITY BENEFITS

Annuity Date. On your application you may select the Annuity Date, which is the date on which annuity payments are to begin. The Annuity Date must always be the business day on or immediately following the tenth day of a calendar month. We may require you to pick an Annuity Date at least two years after the Issue Date, unless the law requires us to permit you to pick an earlier date.

The Annuity Date may be no later than the Latest Annuity Date. As a general rule, the Latest Annuity Date is the later of the 10th Contract Anniversary or the 10th day of the month following the Annuitant's 90th birthday. If your Contract was issued pursuant to a Qualified Plan, however, the Tax Code generally requires you to begin to take at least a minimum distribution by the later of:

o    the year of your separation from service; or

o April 1 of the calendar year following the calendar year in which you attain age 70 1/2.

If your Contract is issued pursuant to Section 408 of the Tax Code  (traditional
IRAs), you must begin taking minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. No minimum distributions are required by the Tax Code for Contracts issued pursuant to
Section 408A (Roth IRAs).

If you are in a Qualified Plan, we may require you to annuitize by the date required by the Tax Code, unless you show us that you are meeting the minimum distribution requirements in some other way.

If you do not select an Annuity Date, the Latest Annuity Date will automatically become the Annuity Date. You may change the Annuity Date by writing to us at the address given on the first page of the prospectus.

Deferment of Payments. We may defer for up to 15 days the payment of any amount attributable to a Purchase Payment made by check to allow the check reasonable time to clear. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Annuity Options. You may elect an Annuity Option at any time before the Annuity Date. If you do not select an Annuity Option, we will pay monthly annuity payments in accordance with the applicable default option. The default Options are:

o Option B with 10 years (120 months) guaranteed, if you have designated only one Annuitant; and

o    Option C, if you have designated joint Annuitants.

You may freely change your choice of Annuity Option, as long as you request the change at least seven days before the Annuity Date. Annuity payments will be made in monthly, quarterly, semi-annual or annual installments as you select. If the amount available to apply under an Annuity Option is less than $5,000, however, and state law permits, we may pay you a lump sum instead of the periodic payments you have chosen. In addition, if the first annuity payment would be less than $50, and state law permits us, we may reduce the frequency of payments so that the initial payment will be at least $50.

You may not withdraw Contract Value during the annuity period, if we are making payments to you under any Annuity Option involving payment to the Payee for life or any combination of payments for life and minimum guaranteed payment period for a predetermined number of years.

The following four Annuity Options are generally available under the Contract. Each is available in the form of:

o        a Fixed Annuity;
o        a Variable Annuity; or
o        a combination of both Fixed and Variable Annuity.

Option A, Life Annuity. Periodic payments are made during the Annuitant's life, starting with the Annuity Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

Option B, Life Annuity with Payments Guaranteed for 5 to 20 Years. Periodic payments are made starting on the Annuity Date. Payments will continue at least as long as the Annuitant lives. Under this option, before the Annuity Date you select a guaranteed payment period or, if you do not select a guarantee period, payments are guaranteed for 120 months. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary.

Option C, Joint and Full Survivor Annuity. Periodic payments are made starting with the Annuity Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

Option D, Payments for a Specified Period Certain, 5 Years to 25 Years. Periodic payments are made starting on the Annuity Date, and continue for the period you have chosen. If the Annuitant dies before all of the guaranteed payments have been made, we will pay the remaining guaranteed payments to the Beneficiary. If you elect this option and request Variable Annuity payments, at any time before the period expires you may request a lump sum payment, subject to a Withdrawal Charge. We will charge a Withdrawal Charge on any portion of your lump sum payment attributable to Purchase Payments made within the prior seven years. The amount of the Withdrawal Charge will be determined as described in "Withdrawal Charges" on page 24. If you elected Variable Annuity Payments, the lump sum payment after Withdrawal Charge will depend on:

o    the investment results of the Subaccounts you have selected,

o    the Contract Value at the time you elected annuitization,

o    and the cumulative value of the annuity payments you have received.

No lump sum payment is available if you request Fixed Annuity payments.

Fixed Account Contract Value will be applied to provide a Fixed Annuity. You may want to plan ahead and transfer amounts to the Subaccounts, if you do not wish to apply that Contract Value to a Fixed Annuity. If you purchased your Contract under a retirement plan, you may have a more limited selection of Annuity Options to choose from. You should consult your Plan documents to see what is available.

Annuity payments begin on the Annuity Date. We make subsequent annuity payments on the tenth of the month or, if the NYSE is closed on that day, the next day on which the NYSE is open for business.

You may not "annuitize" your Contract for a lump sum payment. Instead, before the Annuity Date you may surrender your Contract for a lump sum. As described on page 24, however, we will subtract any applicable Withdrawal Charge from your surrender proceeds.

Other Options. We may have other Annuity Options available. You may obtain information about them by writing or calling us.

If your Contract is issued under Sections 401, 403(b), 408, or 408A of the Tax Code, we will only make payments to you and/or your spouse.

Death Benefit During Annuity Period. After annuity payments begin, upon the death of the Annuitant and any Joint Annuitant, we will make any remaining guaranteed payments to the Beneficiary. The amount and number of these guaranteed payments will depend on the Annuity Option in effect at the time of the Annuitant's death. For example, Options B and D require us to make payments for a guaranteed period, even if the Annuitant dies before the end of that period. On the other hand, under Options A and C, we are not obligated to make any additional annuity payments once all of the Annuitants have died. After the Annuitant's death, any remaining guaranteed payments will be distributed at least as rapidly as under the method of distribution in effect at the Annuitant's death. In our discretion, we may permit the Beneficiary to accelerate the remaining payments at a discounted rate reflecting the time value of money.

Variable  Annuity  Payments.  One basic  objective of the Contract is to provide
Variable Annuity Payments which will to some degree respond to changes in the economic environment. The amount of your Variable Annuity payments will depend upon the investment results of the Subaccounts you have selected, any premium taxes, the age and sex of the Annuitant, and the Annuity Option chosen. We guarantee that the Payments will not be affected by (1) actual mortality experience and (2) the amount of our administration expenses.

We cannot predict the total amount of your Variable Payments. The Variable Payments may be more or less than your total Purchase Payments because (a) Variable Payments vary with the investment results of the underlying Portfolios;
(b) you bear the investment risk with respect to all amounts allocated to the Separate Account; and (c) Annuitants may die before their actuarial life expectancy is achieved.

The length of any guaranteed payment period under your selected Annuity Option will affect the dollar amounts of each Variable Payment. As a general rule, longer guarantee periods result in lower periodic payments, all other things being equal. For example, if a life Annuity Option with no minimum guaranteed payment period is chosen, the Variable Payments will be greater than Variable Payments under an Annuity Option for a minimum specified period and guaranteed thereafter for life.

The investment results of the Subaccounts to which you have allocated your Contract Value will also affect the amount of your periodic payment. In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3 1/2%. If the actual net investment return is less than the assumed investment rate, then the dollar amount of the Variable Payments will decrease. The dollar amount of the Variable Payments will stay level if the net investment return equals the assumed investment rate and the dollar amount of the

Variable Payments will increase if the net investment return exceeds the assumed investment rate.

Fixed Annuity Payments. You may choose to apply a portion of your Annuitized Value to provide Fixed Annuity Payments. We determine the Fixed Annuity payment amount by applying the applicable Annuitized Value to the Annuity Option you have selected. As a general rule, subsequent Fixed Annuity Payments will be equal in amount to the initial payment. We may defer making Fixed Annuity payments for a period of up to six months or whatever shorter time state law may require. During the deferral period, we credit interest at a rate at least as high as state law requires.

Certain Employee Benefit Plans. In some states, the Contracts offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. In certain employment-related situations, however, the U.S. Supreme Court's decision in Arizona Governing Committee v. Norris requires employers to use annuity tables that do not vary on the basis of sex. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan we offer unisex annuity tables in your state. You should consult with legal counsel as to whether the purchase of a Contract is appropriate under Norris.

                             OTHER CONTRACT BENEFITS

Death Benefit.  We will pay the Death Benefit, if:

(1)  the Contract is in force;

(2)  annuity payments have not begun; and

(3)  either:

     (a)  you die; or

     (b)  the Contract is owned by a non-natural person and the Annuitant dies.


A claim for a Death Benefit must be submitted before the Annuity Date. To claim the Death Benefit, the Beneficiary must provide us with "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

o    a certified original copy of the Death Certificate;

o    a certified copy of a court decree as to the finding of death; or

o a written statement of a medical doctor who attended the deceased at the time of death.

In addition, in our discretion we may accept other types of proof.


If the Beneficiary is a natural person, the Beneficiary may elect within 60 days of the date of death to receive the Death Benefit. We reserve the right to waive or extend the 60-day limit on a non-discriminatory basis. The Beneficiary may choose from the following alternative ways of receiving the Death Benefit:


o    the Beneficiary may receive the Death Benefit as a lump sum payment;

o the Beneficiary may apply the Death Benefit to receive a series of equal periodic payments over the life of the Beneficiary or a fixed period no longer than the Beneficiary's life expectancy. The payments must begin within one year of your death.

o If there is only one Beneficiary, he or she may defer payment of the Contract Value for up to five years from the date of death. Any remaining funds must be distributed at the end of the five-year period. An Annuitant is necessary for this option. If prior to your death you were the Annuitant, the Beneficiary will become the new Annuitant.

In addition, if your spouse is the Beneficiary, he or she may choose to continue the Contract as the new Contract Owner. If prior to your death you were the Annuitant, your surviving spouse becomes the new Annuitant. The surviving spouse may also select one of the options listed above.

If the Beneficiary is a company, trust, or other legal entity, then the Beneficiary must receive the Death Benefit in a lump sum, and the options listed above are not available. Different rules may apply to Contracts issued in connection with Qualified Plans.

We determine the Death Benefit as of the date of settlement. The date of settlement is the date on which we receive all necessary forms and proof of claim. The Death Benefit is the greater of 1) the "floor value" or 2) the Contract Value less any premium tax. During the first seven years of the Contract, the floor value is equal to your total Purchase Payments less prior withdrawals, all accumulated at 4% per year before the Contract Anniversary next following your 75th birthday and at 0% per year thereafter. If the Contract Value exceeds the floor value on the seventh Contract Anniversary, the floor value will be raised to the level of the Contract Value and, in subsequent years, the floor value will be calculated using the "stepped up" value in place of the actual Purchase Payments and withdrawals during the first seven Contract years.

Beneficiary. You name the Beneficiary. You may name a Beneficiary in the application. You may change the Beneficiary or add additional Beneficiaries at any time before the Annuity Date. We will provide a form to be signed and filed with us.

Your changes in Beneficiary take effect when we receive them, effective as of the date you signed the form. Until we receive your change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to a Beneficiary shown in our files or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiary effective as of a date before we made the payment or took the action in question.

If you did not name a Beneficiary or if the named Beneficiary is no longer living, the Beneficiary will be:

o your spouse if he or she is still alive; or, if he or she is no longer alive,

o    your surviving children equally; or if you have no surviving children, or

o    your estate.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. Different rules may apply to Contracts issued in connection with Qualified Plans.


Contract Loans For 401(a) and 403(b) Contracts. Subject to the restrictions described below, we will make loans to the Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Tax Code, or an Owner of a Contract purchased by a defined contribution plan qualified under Section 401(a) of the Tax Code (a "401 Plan") and issued under our prototype document. If the contract is owned by a 401 Plan that is not issued under our prototype, you should contact the plan trustee to determine the availability of loans under the 401 Plan. Loans are not available under Non-qualified Contracts. We will only make loans after the free look period and before annuitization. All loans are subject to the terms of the Contract, the relevant Plan, and the Tax Code, which impose restrictions on loans.


We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the Surrender Value of your Contract on the date of the loan. In addition, we will not make a loan to you if the total of the requested loan and all of the plan participant's Contract loans under TSA plans and 401 plans is more than the lesser of (a) or (b) where:

(a) equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)  equals the greater of $10,000 or 1/2 of the Surrender Value.

The minimum loan amount is $1,000.

You may request a Contract loan in writing. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Loans made before the Annuity Date are generally treated as distributions under the Contract, and may be subject to withholding and tax penalties for early distributions. Some of these requirements are stated in Section 72 of the Tax Code and Title 1 of ERISA. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Separate Account and/or the Fixed Account to the Loan Account as collateral for the loan. We will transfer to the Loan Account amounts from the Separate Account in proportion to the assets in each Subaccount. If your loan amount is greater than your interest in the Subaccounts, we will transfer the remaining required collateral from the Fixed Account. We will not charge a Withdrawal Charge on the loan or on the transfer from Separate Account or the Fixed Account.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Subaccounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)  the Death Benefit;

(2)  surrender proceeds;

(3)  the amount available for partial withdrawal; and

(4)  the amount applied on the Annuity Date to provide annuity payments.

You usually must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount, incur the early withdrawal tax penalty, and be subject to mandatory 20% federal withholding. We will capitalize interest on a loan in default.

If the total loan balance exceeds the Surrender Value, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

Withdrawals (Redemptions). Except as explained below, you may redeem a Contract for all or a portion of its Contract Value before the Annuity Date. We may impose a Withdrawal Charge, which would reduce the amount paid to you upon redemption. The Withdrawal Charges are described on page 24. In general, you must withdraw at least $250 at a time, unless you make withdrawals through our systematic withdrawal program. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Subaccount.


We may be required to withhold 20% of withdrawals and distributions from Contracts issued in connection with certain Qualified Plans, as described on page 30. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.


To make a withdrawal, you must send us a written withdrawal request or systematic withdrawal program enrollment form. You may obtain the required forms from us at the address and phone number given on the first page of this prospectus. For partial withdrawals, you may allocate the amount among the Subaccounts and the Fixed Account. Otherwise, we will allocate the amount of the partial withdrawal proportionately among the Subaccounts and the Fixed Account. If you request a total withdrawal, you must send us your Contract. We determine the Surrender Value based on the Contract Value next computed after we receive a properly completed surrender request. We will usually pay the Surrender Value within seven days after the day we receive a completed request Form. However, we may suspend the right of withdrawal from the Separate Account or delay payment for withdrawals for more than seven days in the following circumstances:

(1) whenever the New York Stock Exchange ("NYSE") is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Separate Account's investments or determination of Accumulation Unit Values is not reasonably practicable; or

(3) at any other time permitted by the SEC for your protection. In addition, we may delay payment of the Surrender Value in the Fixed Account for up to 6 months or a shorter period if required by law.

In addition, we may delay payment of the Surrender Value in the Fixed Account for up to six months or a shorter period if required by law. If we delay payment from the Fixed Account for more than 30 days, we will pay interest as required by applicable law.

You may withdraw amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Tax Code) only in the following circumstances:

(1)  when you attain age 59 1/2;

(2)  when you terminate your employment with the plan sponsor;

(3)  upon your death;

(4)  upon your disability as defined in Section 72(m)(7) of the Tax Code; or

(5)  in the case of hardship.

If you seek a hardship withdrawal, you may only withdraw amounts attributable to your Purchase Payments; you may not withdraw any earnings. These limitations on withdrawals apply to:

(1)  salary reduction contributions made after December 31, 1988;

(2)  income attributable to such contributions; and

(3)  income attributable to amounts held as of December 31, 1988.

The limitations on withdrawals do not affect transfers between certain Qualified Plans. Additional restrictions and limitations may apply to distributions from any Qualified Plan. Tax penalties may also apply. You should seek tax advice regarding any withdrawals or distributions from Qualified Plans.


Systematic Withdrawal Program. If your Contract was issued in connection with a Non-Qualified Plan or IRA, you may participate in our Systematic Withdrawal Program. You must complete an enrollment form and send it to us. You must complete the withholding election section of the enrollment form before the systematic withdrawals will begin. You may choose withdrawal payments of a flat dollar amount, earnings, or a percentage of Purchase Payments. Systematic withdrawals are treated the same as partial withdrawals for purposes of determining if a Withdrawal Charge applies. You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis.

Depending on fluctuations in the net asset value of the Subaccounts and the value of the Fixed Account, systematic withdrawals may reduce or even exhaust the Contract Value. The minimum amount of each systematic withdrawal is $50.

We will make systematic withdrawal payments to you or your designated payee. We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.


ERISA Plans. A married Participant may need spousal consent to receive a distribution from a Contract issued in connection with a Qualified Plan or a Non-Qualified Plan covered by to Title 1 of ERISA. You should consult an advisor.


Minimum Contract Value. If as a result of withdrawals your Contract Value is less than $250 and you have not made any Purchase Payments during the previous three full calendar years, we may terminate your Contract and distribute its Surrender Value to you. Before we do this, we will give you 60 days notice. We will not terminate your Contract on this ground if the Contract Value has fallen below $250 due to either a decline in Accumulation Unit

Value or the imposition of fees and charges. In addition, in some states we are not permitted to terminate Contracts on this ground. Different rules may apply to Contracts issued in connection with Qualified Plans.

                                CONTRACT CHARGES

We assess charges under the Contract in three ways:

(1) as deductions from Contract Value for contract administrative charges and, if applicable, for premium taxes;


(2) as charges against the assets of the Separate Account for administrative expenses and for the assumption of mortality and expense risks; and


(3) as Withdrawal Charges (contingent deferred sales charges) subtracted from withdrawal and surrender payments.

In addition, certain deductions are made from the assets of the Portfolios for investment management fees and expenses. Those fees and expenses are summarized in the Fee Tables on page 5, and described more fully in the Prospectuses and Statements of Additional Information for the Portfolios.

Mortality and Expense Risk Charge

We deduct a Mortality and Expense Risk Charge from each Subaccount during each Valuation Period. The Mortality and Expense Risk Charge is equal, on an annual basis, to 1.25% of the average net asset value of each Subaccount. Approximately 0.85% is for mortality risks and approximately 0.40% is for expense risks. The mortality risks arise from our contractual obligations:

(1) to make annuity payments after the Annuity Date for the life of the Annuitant(s);

(2)  to waive the Withdrawal Charge upon your death; and

(3) to provide the Death Benefit prior to the Annuity Date. A detailed explanation of the Death Benefit may be found on page 21.

The expense risk is that it may cost us more to administer the Contracts and the Separate Account than we receive from the Contract Administration Charge and the Administrative Expense Charge. We guarantee the Expense Risk Charges and we cannot increase it. We assess the Mortality and Expense Risk Charge during both the Accumulation Period and the Annuity Period.

Administrative Charges

Contract Administration Charge

We charge an annual Contract Administration Charge of $25 on your Contract. The amount of this charge is guaranteed not to increase. This charge reimburses us for our expenses incurred in maintaining your Contract. We assess the Contract Administration Charge on each Contract Anniversary on or before the Annuity Date. If you surrender your Contract, we will deduct the full $25 charge as of the date of surrender. We will stop charging this charge after annuitization.

To obtain payment of this charge, on a pro rata basis we will allocate this charge among the Subaccounts and the Fixed Account to which you have allocated your Contract Value, and redeem Accumulation Units and reduce your interest in the Fixed Account accordingly.

We will waive the Contract Administration Charge if on any Contract Anniversary your Contract Value is at least $75,000.

Administrative Expense Charge

We deduct an Administrative Expense Charge from each Subaccount during each Valuation Period. This charge is equal, on an annual basis, to 0.15% of the average net asset value of the Subaccount. This charge is designed to compensate us for the cost of administering the Contracts and the Separate Account. The Administrative Expense Charge is assessed during both the Accumulation Period and the Annuity Period.

Transfer Fee

We currently are not charging the Transfer Fee. The Contract, however, permits us to charge a Transfer Fee of $25 on the second and each subsequent transaction in each calendar month in which transfer(s) are effected between Subaccount(s) and/or the Fixed Account. We will notify you if we begin to charge this fee.

The Transfer Fee will be deducted from Contract Value that remain in the Subaccount(s) or Fixed Account from which the transfer was made. If that amount is insufficient to pay the Transfer Fee, we will deduct the fee from the transferred amount.

Sales Charges

Withdrawal Charge

We may charge a Withdrawal Charge, which is a contingent deferred sales charge, upon certain withdrawals.

As a general rule, the Withdrawal Charge equals a percentage of Purchase Payments withdrawn that are: (a) less than seven years old; and (b) not eligible for a free withdrawal. The applicable percentage depends on how many years ago you made the Purchase Payment being withdrawn, as shown in this chart:

                                    Withdrawal Charge
   Contribution Year                   Percentage

   First and Second                        7%
   Third                                   6%
   Fourth                                  5%
   Fifth                                   4%
   Sixth                                   3%
   Seventh                                 2%
   Eighth and later                        0%

We subtract the Withdrawal Charge from the Contract Value remaining after your withdrawal. As a result, the decrease in your Contract Value will be greater than the withdrawal amount requested and paid.

For purposes of determining the Withdrawal Charge, the Contract Value is deemed to be withdrawn in the following order:

First. Earnings--the current Contract Value minus all Purchase Payments that have not previously been withdrawn;

Second. "Old Purchase Payments" - Purchase Payments received by us more than seven years before the date of withdrawal that have not been previously withdrawn;

Third. Any additional amounts available as a "Free Withdrawal," as described below;

Fourth. "New Purchase Payments" - Purchase Payments received by us less than seven years before the date of withdrawal. These Payments are deemed to be withdrawn on a first-in, first-out basis.

No Withdrawal Charge is applied in the following situations:

(1) on annuitization, unless you choose payment over a fixed period of less than 5 years;

(2)  the payment of a death benefit;

(3)  a free withdrawal amount, as described on page 25;

(4) certain withdrawals for Contracts issued under 403(b) plans or 401 plans under our prototype as described on page 26; and

(5) withdrawals taken to satisfy IRS minimum distribution rules that apply to this Contract, exclusive of any other Contracts held by you

(6) withdrawal under Contracts issued to employees of Lincoln Benefit Life Company, Surety Life Insurance Company and Allstate Financial Services, L.L.C., or to their spouses or minor children if these individuals reside in the State of Nebraska.

We will never waive or eliminate a Withdrawal Charge where such waiver or elimination would be unfairly discriminatory to any person or where it is prohibited by state law.

We use the amounts obtained from the Withdrawal Charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the Withdrawal Charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the Mortality and Expense Risk Charge or any other charges of fee described above, to make up any difference.

Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. Additional restrictions may apply to Contracts held in Qualified Plans. We outline the tax requirements applicable to withdrawals on page 27. You should consult your own tax counsel or other tax advisors regarding any withdrawals.

Free Withdrawal

Withdrawals of the following amounts are never subject to the Withdrawal Charge:

(1)  In any Contract Year, the greater of:

     (a)  earnings that have not previously been withdrawn; or

     (b)  15 percent of New Purchase Payments; and

(2)  Any Old Purchase Payments that have not been previously withdrawn.

However, even if you do not owe a Withdrawal Charge on a particular withdrawal, you may still owe taxes or penalty taxes. Free withdrawals may be subject to tax and tax penalties.

In some states, free withdrawals of 15% of the New Purchase Payments are not permitted by law. In those states, the free withdrawal percentage will be 10% of New Purchase Payments.

Confinement Waiver Benefit

In some states we offer a Confinement Waiver Benefit. Under this benefit, we will waive the Withdrawal Charge on all withdrawals under your Contract if the following conditions are satisfied:

(1) The Annuitant is confined to a Long Term Care Facility or a Hospital for at least 60 consecutive days. The Annuitant must enter the Long Term Care Facility or Hospital after the Issue Date;

(2) You request the withdrawal no later than 90 days following the end of the Annuitant's stay at the Long Term Care Facility or Hospital. You must provide written proof of the stay with your withdrawal request; and

(3) If the waiver request is based on a stay in a Long Term Care Facility, a physician must have prescribed the stay and the stay must be medically necessary.

You may not claim the Confinement Waiver Benefit if:

(1) The Long Term Care Facility where the Annuitant stayed is owned or operated by you or a member of your immediate family; or

(2) The Physician prescribing the Annuitant's stay in a Long Term Care Facility is you or a member of your immediate family.

Long Term Care Facility means a facility located in the United States of America which is licensed by the jurisdiction where it is located and operated as a Custodial Care Facility or other facility which provides an equivalent level of care and services.

Custodial Care Facility means a facility which:

(1)  Provides custodial care under the supervision of a Registered Nurse; and

(2)  Can accommodate three or more persons at their expense.

Hospital means a facility which:

(1)  Is licensed and operated as a hospital;

(2)  Is supervised by a staff of licensed physicians;

(3) Provides continuous nursing service 24 hours a day by or under the supervision of a Registered Nurse;

(4) Operates primarily for the care and treatment of sick or injured persons as inpatients for a charge; and

(5) Has medical, diagnostic and major surgical facilities or has access to such facilities.

Medically Necessary means confinement, care or treatment which is appropriate and consistent with the diagnosis in accordance with accepted standards of practice, and which could not have been omitted without adversely affecting the Annuitant's condition.

Physician means a licensed medical doctor (M.D.) or a licensed doctor of osteopathy (D.O.) operating within the scope of his or her license.

Registered Nurse means a registered graduate professional nurse (R.N.).


Immediate Family means the Owner's or Annuitant's spouse, children, parents, grandparents, grandchildren, siblings, or corresponding in-laws.

Some Qualified Plans may not permit you to utilize this benefit. Also, even if you do not need to pay our Withdrawal Charge because of this benefit, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.


Waiver of Withdrawal Charge for Certain Qualified Plan Withdrawals

For Contracts issued under a Section 403(b) plan or a Section 40l plan under our prototype, we will waive the Withdrawal Charge when:

(1) the Annuitant becomes disabled (as defined in Section 72(m)(7)) of the Tax Code;

(2) the Annuitant reaches age 59 1/2 and at least 5 Contract Years have passed since the Contract was issued;

(3)  at least 15 Contract Years have passed since the Contract was issued.

Our prototype is a Section 401 Defined Contribution Qualified Retirement plan. This plan may be established as a Money Purchase plan, a Profit Sharing plan, or a paired plan (Money Purchase and Profit Sharing).

Premium Taxes

We will charge premium taxes or other state or local taxes against the Contract Value, including Contract Value that consists of amounts transferred from existing policies (Section 1035 exchange) issued by us or other insurance companies. Some states assess premium taxes when Purchase Payments are made; others assess premium taxes when annuity payments begin. We will deduct any applicable premium taxes upon full surrender, death, or annuitization. Premium taxes generally range from 0% to 3.5%.

Deduction for Separate Account Income Taxes

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Separate Account. We will deduct for any taxes we incur as a result of the operation of the Separate Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Tax Code is briefly described in the Statement of Additional Information.

Other Expenses


You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Subaccounts to which you allocate your Contract Value. For a summary of current estimates of those charges and expenses, see page 5. For more detailed information about those charges and expenses, please refer to the prospectuses for the appropriate Portfolios. We may receive compensation from the investment advisors or administrators of the Portfolios in connection with administrative service and cost savings experienced by the investment advisors or administrators.

                               FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax advisor.


                    TAXATION OF LINCOLN BENEFIT LIFE COMPANY

Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Separate Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Separate Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Separate Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Separate Account, then Lincoln Benefit may impose a charge against the Separate Account in order to make provision for such taxes.

                        TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL.

Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

1.   the Contract Owner is a natural person,

2. the investments of the Separate Account are "adequately diversified" according to Treasury Department regulations, and

3. Lincoln Benefit is considered the owner of the Separate Account assets for federal income tax purposes.

NON-NATURAL OWNERS.

As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain Qualified Contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

DIVERSIFICATION REQUIREMENTS.

For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract Owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT.

The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among a broader selection of investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS

Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. The Federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

(1) if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

(2) if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

(3) if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

TAXATION OF ANNUITY DEATH BENEFITS
Death Benefit amounts are included in income as follows:

1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

2. if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 59 1/2,

2. made as a result of the Contract Owner's death or becoming totally disabled,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

4.   made under an immediate annuity, or

5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS

With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

TAX FREE EXCHANGES UNDER IRC SECTION 1035

A 1035 exchange is a tax-free exchange of a non-qualified life insurance contract, endowment contract or annuity contract for a new non-qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

TAXATION OF OWNERSHIP CHANGES

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax. Currently we do not allow assignments.

AGGREGATION OF ANNUITY CONTRACTS

The Code requires that all non-qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.


                             TAX QUALIFIED CONTRACTS

The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA. Contracts may be used as investments with certain qualified plans such as:

- Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Code;

-    Roth IRAs under Section 408A of the Code;

-    Simplified Employee Pension Plans under Section 408(k) of the Code;

- Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

-    Tax Sheltered Annuities under Section 403(b) of the Code;

- Corporate and Self Employed Pension and Profit Sharing Plans under Sections 401 and 403 of the Code; and

-    State  and  Local   Government   and   Tax-Exempt   Organization   Deferred
     Compensation Plans under Section 457 of the Code.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above or to modify the Contract to conform with tax requirements. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and distributions that do not conform to specified commencement and minimum distribution rules.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM A QUALIFIED CONTRACT

If you make a partial withdrawal under a Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and all tax reporting of distributions from qualified contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified  distributions"  from Roth  IRAs are not  included  in gross  income.
"Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

-    made on or after the date the Contract Owner attains age 59 1/2,

-    made to a beneficiary after the Contract Owner's death,

-    attributable to the Contract Owner being disabled, or

- made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. All tax reporting of distributions from Roth IRAs will indicate that the taxable amount is not determined.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, qualified plans require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the contract. NOT ALL INCOME PLANS OFFERED UNDER THIS ANNUITY CONTRACT SATISFY THE REQUIREMENTS FOR MINIMUM DISTRIBUTIONS. BECAUSE THESE DISTRIBUTIONS ARE REQUIRED UNDER THE CODE AND THE METHOD OF CALCULATION IS COMPLEX, PLEASE SEE A COMPETENT TAX ADVISOR.

THE DEATH BENEFIT AND QUALIFIED CONTRACTS

Pursuant to the Code and IRS regulations, an IRA may not invest in life insurance contracts. However, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts, with the result that the Contract would not satisfy the requirements of an IRA. We believe that these regulations do not prohibit all forms of optional death benefits.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM QUALIFIED CONTRACTS

A 10% penalty tax applies to the taxable amount of any premature distribution from a Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

1.   made on or after the date the Contract Owner attains age 59 1/2,

2.   made as a result of the Contract Owner's death or total disability,

3. made in substantially equal periodic payments over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Contract beneficiary,

4.   made pursuant to an IRS levy,

5.   made for certain medical expenses,

6. made to pay for health insurance premiums while unemployed (only applies for IRAs),

7.   made for qualified higher education expenses (only applies for IRAs), and

8. made for a first time home purchase (up to a $10,000 lifetime limit and only applies for IRAs).

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax. You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON QUALIFIED CONTRACTS

With respect to Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult a competent tax advisor prior to taking a withdrawal.

INCOME TAX WITHHOLDING ON QUALIFIED CONTRACTS

Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

1.   required minimum distributions, or

2. a series of substantially equal periodic payments made over a period of at least 10 years, or,

3. a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

4.   hardship distributions.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates from all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an IRA or as a
Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAs (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES

Section 403(b) of the Tax Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

-    attains age 59 1/2,

-    separates from service,

-    dies,

-    becomes disabled, or

- incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the contract value to another 403(b) plan.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees. Such retirement plans (commonly referred to as "H.R.10" or "Keogh") may permit the purchase of annuity contracts.

STATE AND LOCAL  GOVERNMENT AND TAX-EXEMPT  ORGANIZATION  DEFERRED  COMPENSATION
PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan.


      DESCRIPTION OF LINCOLN BENEFIT LIFE COMPANY AND THE SEPARATE ACCOUNT

Lincoln Benefit Life Company

Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is 2940 South 84th Street, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All outstanding capital stock of Allstate is owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Separate Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life. Through our reinsurance agreement with Allstate Life, substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our consolidated financial statements. The amounts reflected in our consolidated financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized Separate Accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Lincoln Benefit is highly rated by independent agencies, including A.M. Best, Moody's, and Standard & Poor's. These ratings are based on our reinsurance agreement with Allstate Life, and reflect financial soundness and strong operating performance. The ratings are not intended to reflect the financial strength or investment experience of the Separate Account. We may from time to time advertise these ratings in our sales literature.

Separate Account

Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Separate Account or Lincoln Benefit.

We own the assets of the Separate Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Separate Account is divided into Subaccounts. The assets of each Subaccount are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Separate Account, its Subaccounts or the Portfolios. Values allocated to the Separate Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Separate Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Separate Account.

We have included additional information about the Separate Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-865-5237. We have reproduced the Table of Contents of the Statement of Additional Information on page 33.

State Regulation of Lincoln Benefit

We are subject to the laws of Nebraska and regulated by the Nebraska Department of Insurance. Every year we file an annual statement with the Department of Insurance covering our operations for the previous year and our financial condition as of the end of the year. We are inspected periodically by the Department of Insurance to verify our contract liabilities and reserves. We also are examined periodically by the National Association of Insurance Commissioners. Our books and records are subject to review by the Department of Insurance at all times. We are also subject to regulation under the insurance laws of every jurisdiction in which we operate.

Financial Statements


The financial statements of the Variable Annuity Account as of December 31, 2001 and for the periods in the two years then ended, the financial statements and related financial statement schedule of Lincoln Benefit Life Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the accompanying Independent Auditors' Report appear in the Statement of Additional Information. The financial statements of Lincoln Benefit appearing in the Statement of Additional Information should be considered only as bearing upon the ability of Lincoln Benefit to meet its obligations under the Contracts.


                                 ADMINISTRATION

We have primary responsibility for all administration of the Contracts and the Separate Account. Our mailing address is P.O. Box 82532, Lincoln, Nebraska 68501-2532.

We provide the following administrative services, among others: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of unit values; maintenance of the Separate Account; and preparation of Contract Owner reports.

We will send you Contract statements and transaction confirmations at least quarterly. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

                            DISTRIBUTION OF CONTRACTS

The Contracts described in this prospectus are sold by registered representatives of broker-dealers who are our licensed insurance agents, either individually or through an incorporated insurance agency. Commissions paid to broker-dealers may vary, but we estimate that the total commissions paid on all Contract sales will not exceed 6% of all Purchase Payments (on a present value basis). From time to time, we may offer additional sales incentives of up to 1% of Purchase Payments to broker-dealers who maintain certain sales volume levels. We do not pay commission on Contract sales to our employees, our affiliate's employees or their spouses or minor children.

ALFS, Inc. ("ALFS") located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ALFS, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. It is registered as a broker-dealer under the Securities and Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc.

Lincoln Benefit does not pay ALFS a commission for distribution of the Contracts. The underwriting agreement with ALFS provides that we will reimburse ALFS for expenses incurred in distributing the Contracts, including liability arising out of services we provide on the Contracts.

                   MARKET TIMING AND ASSET ALLOCATION SERVICES

Certain third parties offer market timing and asset allocation services in connection with the Contracts. In certain situations, we will honor transfer instructions from such third parties provided such market timing and asset allocation services comply with our administrative systems, rules and procedures, which we may modify at any time. If allowed in your state, at our discretion, we may limit or refuse transfers due to excessive trading. See Excessive Trading Limits on page 14. PLEASE NOTE that fees and charges assessed for such market timing and asset allocation services are separate and distinct from the Contract fees and charges set forth herein. Lincoln Benefit neither recommends nor discourages such market timing and asset allocation services.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. The Company and its subsidiaries are engaged in routine lawsuits which, in our management's judgment, are not of material importance to their respective total assets or material with respect to the Separate Account.

                                  LEGAL MATTERS

All matters of Nebraska law pertaining to the Contract including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by William F. Emmons, Vice President, Assistant General Counsel and Assistant Secretary of Lincoln Benefit.

Legal matters relating to the federal securities laws in connection with the Contracts described in this prospectus are being passed upon by the law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street, East Lobby - Suite 400, Washington, D.C. 20007-0805.

                             REGISTRATION STATEMENT

We have filed a registration statement with the SEC, Washington, D.C., under the Securities Act of 1933 as amended, with respect to the Contracts offered by this prospectus. This prospectus does not contain all the information set forth in the registration statement and the exhibits filed as part of the registration statement. You should refer to the registration statement and the exhibits for further information concerning the Separate Account, the Company and the Contracts. The descriptions in the prospectus of the Contracts and other legal instruments are summaries. You should refer to those instruments as filed for the precise terms of those instruments. You may read the registration statement and other reports that we file at the SEC's public reference room in Washington, D.C. You can request copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of its public reference room. Our SEC filings are also available to the public on the SEC Internet site (http:\\www.sec.gov).

            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION


The Contract........................................................         S-2
     Annuity Payments...............................................         S-2
     Annuity Unit Value.............................................         S-2
     Illustrative Example of Variable Annuity Payments..............         S-3
Separate Account Performance........................................         S-4
Experts                                                                      S-9
Financial Statements................................................         S-9

                                   APPENDIX A


                          Accumulation Unit Values 1, 2




                                                                                                    Number of
                                                                                                      Units
                                                            Accumulation        Accumulation       Outstanding
                                                             Unit Value          Unit Value         At End of
                         Fund2                               Beginning1            Ending             Year            Year


Alger Growth **                                                       15.14               13.17          513,455          2001
                                                                      18.02               15.14          607,644          2000
                                                                      13.66               18.02          676,378          1999
                                                                      10.00               13.66          392,390          1998

Alger Income and Growth **                                            17.17               14.50          578,041          2001
                                                                      17.63               17.17          761,888          2000
                                                                      12.55               17.63          581,544          1999
                                                                      10.00               12.55          333,125          1998

Alger Leveraged AllCap **                                             18.95               15.71          303,222          2001
                                                                      25.57               18.95          398,227          2000
                                                                      14.56               25.57          330,069          1999
                                                                      10.00               14.56          106,760          1998

Alger MidCap Growth **                                                17.04               15.71          483,138          2001
                                                                      15.83               17.04          693,714          2000
                                                                      12.17               15.83          257,838          1999
                                                                      10.00               12.17          196,031          1998

Alger Small Capitalization **                                         11.18                7.77          354,323          2001
                                                                      15.58               11.18          408,745          2000
                                                                      11.01               15.58          333,325          1999
                                                                      10.00               11.01          217,169          1998

Federated Fund for U.S. Gov't Securities II                           13.53               14.28        1,721,955          2001
                                                                      12.36               13.53          635,980          2000
                                                                      12.61               12.36          638,219          1999
                                                                      11.88               12.61          582,790          1998
                                                                      11.13               11.88          239,114          1997
                                                                      10.83               11.13          208,602          1996
                                                                      10.10               10.83          106,437          1995
                                                                      10.00               10.10           36,563          1994

Federated High Income Bond II                                         13.08               13.08          795,753          2001
                                                                      14.58               13.08          835,789          2000
                                                                      14.45               14.58        1,087,087          1999
                                                                      14.27               14.45        1,245,268          1998
                                                                      12.72               14.27          809,791          1997
                                                                      11.28               12.72          407,045          1996

                                                                       9.50               11.29          210,460          1995
                                                                      10.00                9.50           28,352          1994



Federated Utility Fund II                                             16.17               13.76          538,801          2001
                                                                      18.01               16.17          540,508          2000
                                                                      17.96               18.01          639,124          1999
                                                                      15.98               17.96          687,133          1998
                                                                      12.80               15.98          437,287          1997
                                                                      11.64               12.80          315,710          1996

                                                                       9.50               11.64          197,013          1995
                                                                      10.00                9.50           44,207          1994


                                      A-1


                                                                                                    Number of
                                                                                                      Units
                                                            Accumulation        Accumulation       Outstanding
                                                             Unit Value          Unit Value         At End of
                         Fund2                               Beginning1            Ending             Year            Year


Fidelity VIP II Asset Manager                                         16.60               15.70          880,275          2001
                                                                      17.52               16.60          999,859          2000
                                                                      16.00               17.52        1,153,565          1999
                                                                      14.10               16.00        1,315,223          1998
                                                                      11.85               14.10        1,110,906          1997
                                                                      10.49               11.85          921,269          1996

                                                                       9.09               10.49          593,918          1995
                                                                      10.00                9.09          226,936          1994


Fidelity VIP II Contrafund *                                          19.73               17.07        1,695,748          2001
                                                                      21.43               19.73        1,997,434          2000
                                                                      17.49               21.43        2,294,148          1999
                                                                      13.64               17.49        2,198,114          1998
                                                                      11.15               13.64        1,395,072          1997
                                                                      10.00               11.15          497,571          1996

Fidelity VIP Equity Income                                            24.06               22.55        2,448,931          2001
                                                                      22.51               24.06        2,753,915          2000
                                                                      21.46               22.51        3,422,044          1999
                                                                      19.50               21.46        3,906,757          1998
                                                                      15.44               19.50        3,093,518          1997
                                                                      13.70               15.44        2,157,454          1996
                                                                      10.28               13.70        1,025,219          1995
                                                                      10.00               10.28          145,290          1994

Fidelity VIP Growth                                                   29.26               23.76        2,040,770          2001
                                                                      33.33               29.26        2,382,184          2000
                                                                      24.59               33.33        2,466,985          1999
                                                                      17.88               24.59        2,486,678          1998
                                                                      14.68               17.88        2,119,475          1997
                                                                      12.98               14.68        1,822,777          1996

                                                                       9.73               12.98        1,028,768          1995
                                                                      10.00                9.73          247,556          1994


Fidelity VIP II Index 500 **                                          12.77               11.07        1,735,065          2001
                                                                      14.28               12.77        1,774,844          2000
                                                                      12.02               14.28        1,732,194          1999
                                                                      10.00               12.02        1,052,148          1998

Fidelity VIP Money Market                                             13.10               13.46        2,467,769          2001
                                                                      12.50               13.10        2,358,955          2000
                                                                      12.05               12.50        3,210,499          1999
                                                                      11.59               12.05        2,320,956          1998
                                                                      11.14               11.59        2,166,046          1997
                                                                      10.72               11.14        1,493,297          1996
                                                                      10.27               10.72        1,063,044          1995
                                                                      10.00               10.27          249,473          1994

Fidelity VIP Overseas                                                 16.07               12.49          757,697          2001
                                                                      20.14               16.07          883,943          2000
                                                                      14.32               20.14        1,335,981          1999
                                                                      12.88               14.32        1,489,209          1998
                                                                      11.71               12.88        1,104,305          1997
                                                                      10.49               11.71          944,146          1996

                                                                       9.70               10.49          599,989          1995
                                                                      10.00                9.70          166,871          1994


                                      A-2


                                                                                                    Number of
                                                                                                      Units
                                                            Accumulation        Accumulation       Outstanding
                                                             Unit Value          Unit Value         At End of
                         Fund2                               Beginning1            Ending             Year            Year


Janus Aspen Aggressive Growth                                         34.12               20.37        1,264,114          2001
                                                                      50.75               34.12        1,504,713          2000
                                                                      22.83               50.75        1,531,639          1999
                                                                      17.25               22.83        1,444,800          1998
                                                                      15.52               17.25        1,279,192          1997
                                                                      14.58               15.52        1,010,157          1996
                                                                      11.60               14.58          545,594          1995
                                                                      10.00               11.60           78,193          1994

Janus Aspen Balanced                                                  26.13               24.56        1,601,200          2001
                                                                      27.11               26.13        1,651,915          2000
                                                                      21.69               27.11        1,725,833          1999
                                                                      16.43               21.69        1,570,637          1998
                                                                      13.65               16.43          983,350          1997
                                                                      11.91               13.65          608,590          1996

                                                                       9.68               11.91          204,556          1995
                                                                      10.00                9.68           54,218          1994


Janus Aspen Flexible Income                                           15.77               16.76          642,957          2001
                                                                      15.06               15.77          579,225          2000
                                                                      15.03               15.06          748,162          1999
                                                                      13.97               15.03          708,089          1998
                                                                      12.67               13.97          406,324          1997
                                                                      11.77               12.67          280,447          1996

                                                                       9.64               11.77          145,173          1995
                                                                      10.00                9.64            9,271          1994


Janus Aspen Growth                                                    28.60               21.23        2,205,165          2001
                                                                      33.95               28.60        2,412,054          2000
                                                                      23.91               33.95        2,478,426          1999
                                                                      17.87               23.91        2,335,027          1998
                                                                      14.77               17.87        1,816,216          1997
                                                                      12.64               14.77        1,200,179          1996

                                                                       9.85               12.64          529,026          1995
                                                                      10.00                9.85           91,020          1994


Janus Aspen Worldwide Growth                                          31.92               24.41        2,455,932          2001
                                                                      38.39               31.92        3,086,979          2000
                                                                      23.67               38.39        3,222,820          1999
                                                                      18.62               23.67        3,269,577          1998
                                                                      15.46               18.62        2,680,262          1997
                                                                      12.15               15.46        1,649,612          1996

                                                                       9.67               12.15          520,639          1995
                                                                      10.00                9.67          109,298          1994


Scudder Balanced                                                      21.36               19.79          681,380          2001
                                                                      22.11               21.36          790,370          2000
                                                                      19.44               22.11          883,754          1999
                                                                      16.01               19.44          895,255          1998
                                                                      13.07               16.01          625,526          1997
                                                                      11.85               13.07          460,749          1996

                                                                       9.48               11.85          209,087          1995
                                                                      10.00                9.48           55,482          1994


                                      A-3

Scudder Bond                                                          13.19               13.75          501,096          2001
                                                                      12.10               13.19          371,371          2000
                                                                      12.39               12.10          502,991          1999
                                                                      11.79               12.39          461,863          1998
                                                                      10.96               11.79          345,499          1997
                                                                      10.81               10.96          203,879          1996

                                                                       9.27               10.81          134,527          1995
                                                                      10.00                9.27            4,615          1994

------------------------------

*  First offered 5/1/96
** First offered 3/1/98

1. Accumulation Unit Value: unit of measure used to calculate the value of a Contract Owner's interest in a Subaccount for any Valuation Period. An Accumulation Unit Value does not reflect a deduction of certain charges under the Contract that are deducted from your Contract Value, such as the Contract Administration Charge, and Administrative Expense Charge.


2.   Information is not shown for:
                  Janus Aspen Global Value
                  LSA Balanced
                  LSA Basic Value
                  LSA Blue Chip
                  LSA Disciplined Equity
                  LSA Diversified Mid Cap
                  LSA Emerging Growth
                  LSA Growth Equity
                  LSA Mid Cap Value
                  LSA Value Equity
                  MFS New Discovery
                  OCC Small Cap
                  Oppenheimer International Growth
                  Oppenheimer Main Street Small Cap
                  PIMCO Foreign Bond
                  PIMCO Total Return
                  Putnam International Growth and Income
                  Van Kampen Growth and Income
because they were first offered with the Contract on May 1, 2002.


A brief explanation of how performance of the Subaccounts is calculated may be found in the Statement of Additional Information.

                                   APPENDIX B

                         Portfolios and Performance Data
                                PERFORMANCE DATA

From time to time the Separate Account may advertise the Fidelity Money Market Subaccount's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Fidelity Money Market Subaccount refers to the net income earned by the Subaccount over the seven-day period stated in the advertisement. This income is then "annualized." That is, the amount of income earned during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested at the end of each seven-day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital gains or losses that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any Withdrawal Charges. The impact of other, recurring charges on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a Contract of average size.

In addition, the Separate Account may advertise an annualized 30-day (or one month) yield figure for Subaccounts other than the Fidelity Money Market Subaccount. These yield figures are based upon the actual performance of the Subaccount over a 30-day (or one month) period ending on a date specified in the advertisement. Like the money market yield data described above, the 30-day (or one month) yield data will reflect the effect of all recurring Contract charges, but will not reflect any Withdrawal Charges or premium taxes. The yield figure is derived from net investment gain (or loss) over the period expressed as a fraction of the investment's value at the end of the period.

The Separate Account may also advertise standardized and non-standardized "total return" data for its Subaccounts. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The standardized "total return" compares the value of a hypothetical investment made at the beginning of the period to the value of the same hypothetical investment at the end of the period. Standardized total return figures reflect the deduction of any Withdrawal Charge that would be imposed upon a complete redemption of the Contract at the end of the period. Recurring Contract charges are reflected in the standardized total return figures in the same manner as they are reflected in the yield data for Contracts funded through the Money Market Subaccount.

In addition to the standardized "total return," the Separate Account may advertise non-standardized "total return." Non-standardized total return is calculated in a similar manner and for the same time periods as the standardized total return except that the Withdrawal Charge is not deducted. Further, we assumed an initial hypothetical investment of $20,000, because $20,000 is closer to the average Purchase Payment of a Contract which we expect to write. Standardized total return, on the other hand, assumes an initial hypothetical investment of $1,000.

The Separate Account may also disclose yield, standardized total return and non-standardized total return for time periods before the date the Separate Account commenced operations. In this case, performance data for the Subaccounts is calculated based on the performance of the Underlying Funds and assumes that the Subaccounts existed during the same time period as those of the Underlying Funds, with recurring Contract charges equal to those currently assessed against the Subaccounts.

Our advertisements may also compare the performance of our Subaccounts with:

(a) certain unmanaged market indices, including the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or

(b) other management investment companies with investment objectives similar to the underlying funds being compared. Our advertisements also may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, Variable Annuity Research Data Survey, and SEI.

The Contract Charges are described in more detail on page 24. We have described the computation of advertised performance data for the Separate Account in more detail on page 7 of the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION

Investor's  Select  Flexible  Premium   Individual   Deferred  Variable  Annuity
Contracts

                  LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                     Depositor: LINCOLN BENEFIT LIFE COMPANY

This Statement of Additional Information is not a prospectus. You should also read the prospectus relating to the annuity contracts described above. You may obtain a copy of the prospectus without charge by contacting us in writing at the following address:

                          Lincoln Benefit Life Company
                                 P.O. Box 82532
                          Lincoln, Nebraska 68501-2532

              The date of this Statement of Additional Information

                 and of the related Prospectus is: May 1, 2002.


                                TABLE OF CONTENTS


                                                                       PAGE
                                                                       --------
The Contract...........................................................S-2
         Annuity Payments..............................................S-2
         Annuity Unit Value............................................S-2
         Illustrative Example of Variable  Annuity Payments............S-3
Separate Account Performance...........................................S-4
Experts................................................................S-9
Financial Statements...................................................S-9

                                  THE CONTRACT

Annuity Payments

The amount of your annuity payments will depend on the following factors:

     (a) the amount of your Contract Value on the Valuation Date next preceding the Annuity Date, minus any state premium taxes or applicable Withdrawal Charges;

     (b)  the Payment Option you have selected;

     (c)  the payment frequency you have selected;

     (d) the age and, in some cases, the sex of the Annuitant and any Joint Annuitant; and

     (e) for Variable Annuity Payments only, the investment performance after the Annuity Date of the Subaccounts you have selected.

Initial Monthly Annuity Payment


For both Fixed and Variable Annuity payments, we determine the amount of your initial annuity payment as follows. First, we subtract any state premium tax and applicable Withdrawal Charges from your Contract Value on the Valuation Date next preceding the Annuity Date. Next, we apply that amount to the Payment Option you have selected. For Fixed Annuity payments, we will use either the Payment Option Tables in the Contract or our annuity tables in effect for single premium immediate annuities at the time of the calculation, whichever table is more favorable to the payee. For Variable Annuity payments, we will use the Payment Options tables in the Contract (which reflect the assumed investment rate of 3.5% that is used in calculating subsequent Variable Annuity payments, as described below). The tables show the amount of the periodic payment a payee could receive based on $1,000 of Contract Value. To determine the initial payment amount, we divide your adjusted Contract Value by $1,000 and multiply the result by the relevant annuity factor for the Annuitant's age and sex (if we are permitted to consider that factor) and the frequency of the payments you have selected.


In some states and under certain Qualified Plans and other employer-sponsored employee benefit plans, we are not permitted to take the Annuitant's sex into consideration in determining the amount of periodic annuity payments. In those states, we use the same annuity table for men and women.

Subsequent Monthly Payments

For a Fixed Annuity, the amount of the second and each subsequent monthly annuity payment is the same as the first monthly payment.

For a Variable Annuity, the amount of the second and each subsequent monthly payment will vary depending on the investment performance of the Subaccounts to which you allocated your Contract Value. We calculate separately the portion of the monthly annuity payment attributable to each Subaccount you have selected as follows. When we calculate your initial annuity payment, we also will determine the number of Annuity Units in each Subaccount to allocate to your Contract for the remainder of the Annuity Period. For each Subaccount, we divide the portion of the initial annuity payment attributable to that Subaccount by the Annuity Unit Value for that Subaccount on the Valuation Date next preceding the Annuity Date. The number of Annuity Units so determined for your Contract is fixed for the duration of the Annuity Period. We will determine the amount of each subsequent monthly payment attributable to each Subaccount by multiplying the number of Annuity Units allocated to your Contract by the Annuity Unit Value for that Subaccount as of the Valuation Period next preceding the date on which the annuity payment is due. Since the number of Annuity Units is fixed, the amount of each subsequent Variable Annuity payment will reflect the investment performance of the Subaccounts elected by you.

Annuity Unit Value

We determine the value of an Annuity Unit independently for each Subaccount. Initially, the Annuity Unit Value for each Subaccount was set at $100.00.

The Annuity Unit Value for each Subaccount will vary depending on how much the actual net investment return of the Subaccount differs from the assumed investment rate that was used to prepare the annuity tables in the Contract. Those annuity tables are based on a 3.5% per year assumed investment rate. If the actual net investment rate of a Subaccount exceeds 3.5%, the Annuity Unit Value will increase and Variable Annuity payments derived from allocations to that Subaccount will increase over time. Conversely, if the actual rate is less than 3.5%, the Annuity Unit Value will decrease and the Variable Annuity payments will decrease over time. If the net investment rate equals 3.5%, the Annuity Unit Value will stay the same, as will the Variable Annuity payments. If we had used a higher assumed investment rate, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for annuity payments to increase (or not to decrease).

For each Subaccount, we determine the Annuity Unit Value for any Valuation Period by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the current Valuation Period. The result is then divided by a second factor which offsets the effect of the assumed net investment rate of 3.5% per year.

The Net Investment Factor measures the net investment performance of a Subaccount from one Valuation Date to the next. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

To determine the Net Investment Factor for a Subaccount for a Valuation Period, we divide (a) by (b), and then subtract (c) from the result, where:

     (a)  is the total of:

          (1) the net asset value of a Portfolio share held in the Subaccount determined as of the Valuation Date at the end of the Valuation Period; plus

          (2) the per share amount of any dividend or other distribution declared by the Portfolio for which the "ex-dividend" date occurs during the Valuation Period; plus or minus

          (3) a per share credit or charge for any taxes which we paid or for which we reserved during the Valuation Period and which we determine to be attributable to the operation of the Subaccount. As described in the prospectus, currently we do not pay or reserve for federal income taxes;

     (b) is the net asset value of the Portfolio share determine as of the Valuation Date at the end of the preceding Valuation Period; and

     (c) is the mortality and expense risk charge and the administrative expense risk charge.

Illustrative Example of Annuity Unit Value Calculation

Assume that one share of a given Subaccount's underlying Portfolio had a net asset value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on a Tuesday; that its net asset value had been $11.44 at the close of the NYSE on Monday, the day before; and that no dividends or other distributions on that share had been made during the intervening Valuation Period. The Net Investment Factor for the Valuation Period ending on Tuesday's close of the NYSE is calculated as follows:

         Net Investment Factor = ($11.46/$11.44) - 0.0000381 = 1.0017102

The amount subtracted from the ratio of the two net asset values (0.0000381) is the daily equivalent of the annual asset-based expense charges against the Subaccount of 1.40%.

In the example given above, if the Annuity Unit value for the Subaccount was $101.03523 on Monday, the Annuity Unit Value on Tuesday would have been:

                               $101.03523 x 1.0017102  = $101.19847
                               ----------------------
                                     1.0000943

Illustrative Example of Variable Annuity Payments

Assume that a male Contract owner, P, owns a Contract in connection with which P has allocated all of his Contract Value to a single Subaccount. P is also the sole Annuitant. At age 60, P chooses to annuitize his Contract under Option B, Life and 10 Years Certain. As of the last Valuation Date preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655. Accordingly, P's Account Value at that Date is equal to 7543.2456 x $15.432655 = $116,412.31. There are no premium taxes payable upon annuitization and no Withdrawal Charges are applicable. Assume also that the Annuity Unit Value for the Subaccount at that same Date is $132.56932, and that the Annuity Unit Value on the Valuation Date immediately prior to the second annuity payment date is $133.27695.

P's first Variable Annuity payment is determined from the annuity rate tables in P's Contract, using the information assumed above. The tables supply monthly annuity payments for each $1,000 of applied Contract Value. Accordingly, P's first Variable Annuity payment is determined by multiplying the monthly installment of $5.44 by the result of dividing P's Account Value by $1,000:

                  First Payment = $5.44 x ($116,412.31/$1,000) = $633.28

The number of P's Annuity Units is also determined at this time. It is equal to the amount of the first Variable Annuity payment divided by the value of an Annuity Unit at the Valuation Date immediately prior to annuitization:

                  Annuity Units = $633.28 / $132.56932 = 4.77697

P's second Variable Annuity payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the Valuation Date immediately prior to the second payment due date:

                  Second Payment =  4.77697 x $133.27695 = $636.66

P's third and subsequent Variable Annuity payments are computed in the same manner.

The amount of the first Variable Annuity payment depends on the Contract Value in the relevant Subaccount on the Annuity Date. Thus, it reflects the investment performance of the Subaccount net of fees and charges during the Accumulation Period. The amount of the first Variable Annuity payment determines the number of Annuity Units allocated to P's Contract for the Annuity Period. That number will remain constant throughout the Annuity Period. The amount of the second and subsequent Variable Annuity payments depends on changes in the Annuity Unit Value, which will continuously reflect changes in the net investment performance of the Subaccount during the Annuity Period.


                          SEPARATE ACCOUNT PERFORMANCE

Performance data for the various Subaccounts are computed in the manner described below.

Fidelity Money Market Subaccount


The current yield is the annual yield on the Fidelity Money Market Subaccount assuming no reinvestment of dividends and excluding all realized or unrealized capital gains. We compute current yield by first determining the Base Period Return on a hypothetical Contract having a balance of one Accumulation Unit at the beginning of a 7-day period using the formula:


Base Period Return = (EV-SV)/(SV)

         where:

     SV   = value of one  Accumulation  Unit at the start of a 7-day period

     EV   = value of one Accumulation Unit at the end of the 7-day period


We determine the value of the Accumulation Unit at the end of the period (EV)
by:

     (1) adding, to the value of the Unit at the beginning of the period (SV), the investment income from the underlying Variable Insurance Products Fund Money Market Portfolio attributed to the Unit over the period; and

     (2)  subtracting, from the result, the sum of:


          (a) the portion of the annual Mortality and Expense Risk and Administrative Expense Charges allocable to the 7-day period (obtained by multiplying the annually-based charges by the fraction 7/365); and

          (b) a prorated portion of the annual Contract Administration Charge of $25 per contract. The Contract Administration Charge is allocated among the Subaccounts in proportion to the total Contract Values similarly allocated. The Charge is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical Contract bears to the value of an account of average size for Contracts funded by the Fidelity Money Market Subaccount. The Charge is then multiplied by the fraction 7/365 to arrive at the portion attributable to the 7-day period.


The current yield is then obtained by annualizing the Base Period Return:

                  Current Yield = (Base Period Return) x (365/7)


The Fidelity Money Market Subaccount also quotes an "effective yield". Effective yield differs from current yield in that effective yield takes into account the effect of dividend reinvestment. The effective yield, like the current yield, is derived from the Base Period Return over a 7-day period. However, the effective yield accounts for the reinvestment of dividends in the Variable Insurance Products Fund Money Market Portfolio by compounding the current yield according to the formula:


                  Effective Yield = [(Base Period Return + 1)365/7-1].

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not. The yield quotations also do not reflect any impact of premium taxes, transfer fees, or Withdrawal Charges.

The yields quoted do not represent the yield of the Fidelity Money Market Subaccount in the future, because the yield is not fixed. Actual yields will differ depending on the type, quality and maturities of the investments held by the Variable Insurance Products Fund Money Market Portfolio and changes in interest rates on those investments. In addition, your yield also will be affected by factors specific to your Contract. For example, if your account is smaller than average, your yield will be lower, because the fixed dollar expense charges will affect the yield on small accounts more than they will affect the yield on larger accounts.

Yield information may be useful in reviewing the performance of the Fidelity Money Market Subaccount and for providing a basis for comparison with other investment alternatives. However, the Fidelity Money Market Subaccount's yield may vary on a daily basis, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

Other Subaccounts

We compute the performance of the other Subaccounts in terms of an annualized "yield" and/or as "total return".

Yield

Yield will be expressed as an annualized percentage based on the Subaccount's performance over a stated 30-day (or one month) period. The annualized yield figures will reflect all recurring Contract charges and will not reflect Withdrawal Charges, transfer fees or premium taxes. To arrive at the yield percentage over the 30-day (or one month) period, the net income per Accumulation Unit of the Subaccount during the period is divided by the value of an Accumulation Unit as of the end of the period. The yield figure is then annualized by assuming monthly compounding of the 30-day (or one month) figure over a six-month period and then doubling the result.

The formula used in computing the yield figure is:


                                    a - b
                        Yield = 2((------ +1)6 -1)
                                     cd



         where:

     a = net investment income earned during the period by the underlying Portfolio attributable to its shares held in the Subaccount;

     b    = expenses accrued for the period (net of reimbursements);

     c = average daily number of Accumulation Units outstanding during the period; and

     d = the net asset value of an Accumulation Unit on the last day of the period.

These yield figures reflect all recurring Contract charges, as described in the explanation of the yield computation for the Fidelity Money Market Subaccount. Like the Fidelity Money Market Subaccount's yield figures, the yield figures for the other Subaccounts are based on past performance and should not be taken as predictive of future results.

Standardized Total Return

Standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The standardized total rate of return (T) is computed so that it satisfies the following formula:

                  P(1+T)n = ERV
where:

         P =      a hypothetical initial payment of $1,000
         T =      average annual total return
         n =      number of years

       ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period as of the end of the period (or fractional portion thereof).


The standardized total return figures reflect the effect of both non-recurring and recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Fidelity Money Market Subaccount, described above. The applicable Withdrawal Charge (if any) is deducted as of the end of the period, to reflect the effect of the assumed complete redemption. The effect of the Contract Administration Charges on your account usually will differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes. Accordingly, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the Fidelity Money Market and other Subaccount yield figures, standardized total return figures are based on historical data and are not intended to be a projection of future performance.

Non-Standardized Total Return

Non-standardized total return for a Subaccount represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a Contract funded by that Subaccount made at the beginning of the period, will produce the same Contract Value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

                  P(1+T)n = ERV

where:

         P = a hypothetical initial payment of $20,000
         T = average annual total return
         n = number of years

       ERV = ending redeemable value of a hypothetical $20,000 payment made at the beginning of the one, five, or ten-year period as of the end of the period (or fractional portion thereof).

Our non-standardized total return differs from standardized total return in that in calculating non-standardized total return, we assumed an initial hypothetical investment of $37,185. We choose $37,185, because it is closer to the average Purchase Payment of a Contract that we expect to write. For standardized total return, we used an initial hypothetical investment of $1,000, as required by SEC regulations. The non-standardized and "adjusted historical" total return figures reflect the effect of recurring charges, as discussed herein. Because the impact of Contract Administration Charges on your account will usually differ from that assumed in the computation, due to differences between most actual allocations and the assumed one, as well as differences due to varying account sizes, your total return on an investment in the Subaccount over the same time periods usually would have differed from those produced by the computation. As with the standardized total return figures, non-standardized and "adjusted historical" total return figures are based on historical data and are not intended to be a projection of future performance.


Time Periods Before the Date the Separate Account Commenced Operations

The Separate Account may also disclose yield and non-standardized total return for time periods before the Separate Account commenced operations. This performance data is based on the actual performance of the Portfolios since their inception, adjusted to reflect the effect of the recurring Contract charges at the rates currently charged against the Subaccounts.

Tables of Total Return Calculations

The following tables include average annual total return and non-standardized total return for various periods as of December 31, 2000.


                Standardized Total Return as of December 31, 2001
                          Assuming Contract Surrendered

                                                                                   Average Annual Total Return

                                                                                                         10 Year or
                                                                                                           Since         Total
                                                                 Inception      1 Year       5 Year      Inception       Return
                             Fund                                   Date         (%)          (%)           (%)           (%)
Alger American Growth                                             02/17/98     -19.41%        N/A          6.36%
Alger American Income & Growth                                    02/17/98     -21.88%        N/A          9.14%
Alger American Leveraged AllCap                                   02/17/98     -23.47%        N/A          11.50%
Alger American MidCap Growth                                      02/17/98     -14.19%        N/A          11.48%
Alger American Small Capitalization                               02/17/98     -36.86%        N/A          -7.80%
Federated Fund for U.S. Government Securities II                  03/28/94      -0.82%       4.67%         4.74%
Federated High Income Bond Fund II                                03/01/94      -6.40%       -0.21%        3.35%
Federated Utility Fund II                                         02/11/94     -21.29%       0.88%         4.14%
Fidelity VIP Asset Manager                                        01/02/94     -13.26%       -1.44%        1.05%
Fidelity VIP Contrafund                                           05/01/96     -19.84%       8.47%         9.54%
Fidelity VIP Equity-Income                                        01/02/94     -12.65%       7.42%         11.02%
Fidelity VIP Growth                                               01/02/94     -25.17%       9.69%         11.55%

                                      S-6

Fidelity VIP Index 500                                            02/17/98     -19.70%        N/A          1.50%
Fidelity VIP Money Market (1)                                     01/02/94      -3.63%       3.33%         3.75%
Fidelity VIP Overseas                                             01/02/94     -28.64%       0.73%         3.20%
Janus Aspen Sereis Worldwide Growth                               01/02/94     -29.88%       9.15%         12.25%
Janus Aspen Series Aggressive Growth                              01/02/94     -46.66%       5.11%         9.11%
Janus Aspen Series Balanced                                       01/02/94     -12.36%       11.92%        12.12%
Janus Aspen Series Flexible Income                                01/02/94      -0.13%       4.98%         6.63%
Janus Aspen Series Global Value - Service Shares                  08/16/01       N/A          N/A           N/A          0.51%
Janus Aspen Series Growth                                         01/02/94     -32.32%       5.24%         9.05%
LSA Balanced Fund                                                 10/18/99      -5.55%        N/A          3.12%
LSA Basic Value Fund                                              08/16/01       N/A          N/A           N/A         -10.37%
LSA Blue Chip Fund                                                08/16/01       N/A          N/A           N/A          -8.82%
LSA Disciplined Equity Fund                                       10/18/99     -19.47%        N/A          -8.61%
LSA Diversified Mid-Cap Fund                                      08/16/01       N/A          N/A           N/A          -6.43%
LSA Emerging Growth Equity Fund                                   10/18/99     -25.36%        N/A          -3.72%
LSA Growth Equity Fund                                            10/18/99     -21.82%        N/A          -5.77%
LSA Mid Cap Value Fund                                            08/16/01       N/A          N/A           N/A          0.25%
LSA Value Equity Fund                                             10/18/99     -12.57%        N/A          5.33%
MFS New Discovery Service Class                                   08/16/01       N/A          N/A           N/A          -2.88%
OCC Small Cap                                                     10/18/99      0.45%         N/A          22.39%
Oppenheimer International Growth - Service Class                  08/16/01       N/A          N/A           N/A         -15.32%
Oppenheimer Main Street Small Cap - Service Class                 08/16/01       N/A          N/A           N/A          -3.44%
PIMCO Foreign Bond                                                10/18/99      -0.26%        N/A          4.87%
PIMCO Total Return Bond                                           10/18/99      0.52%         N/A          5.29%
Putnam VT International Growth and Income - Class IB              08/16/01       N/A          N/A           N/A         -11.94%
Scudder SVS I Balanced                                            01/02/94     -13.74%       8.21%         9.11%
Scudder SVS I Bond                                                01/02/94      -2.10%       4.14%         4.17%
Van Kampen LIT Growth and Income, Class II                        08/16/01       N/A          N/A           N/A          -9.99%

-----------------------
(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.


N/A - Performance data is not been available for all or part of the period indicated (see Inception Date).


              Non-Standardized Total Return as of December 31, 2001
                          Assuming Contract Surrendered

                                                                                   Average Annual Total Return

                                                                                                         10 Year or
                                                                                                           Since         Total
                                                                 Inception      1 Year       5 Year      Inception       Return
                             Fund                                   Date         (%)          (%)           (%)           (%)
Alger American Growth                                             02/17/98     -13.04%        N/A          7.37%
Alger American Income & Growth                                    02/17/98     -15.51%        N/A          10.08%
Alger American Leveraged AllCap                                   02/17/98     -17.10%        N/A          12.38%
Alger American MidCap Growth                                      02/17/98      -7.82%        N/A          12.37%
Alger American Small Capitalization                               02/17/98     -30.49%        N/A          -6.30%
Federated Fund for U.S. Government Securities II                  03/28/94      5.54%        5.17%         4.81%
Federated High Income Bond Fund II                                03/01/94      -0.03%       0.39%         3.40%
Federated Utility Fund II                                         02/11/94     -14.92%       1.45%         4.19%
Fidelity VIP Asset Manager                                        01/02/94      -6.89%       -0.81%        1.11%
Fidelity VIP Contrafund                                           05/01/96     -13.47%       8.91%         9.89%
Fidelity VIP Equity-Income                                        01/02/94      -6.28%       7.88%         11.07%
Fidelity VIP Growth                                               01/02/94     -18.80%       10.10%        11.60%
Fidelity VIP Index 500                                            02/17/98     -13.33%        N/A          2.66%

                                      S-7

Fidelity VIP Money Market (1)                                     01/02/94      2.74%        3.86%         3.81%
Fidelity VIP Overseas                                             01/02/94     -22.27%       1.30%         3.25%
Janus Aspen Sereis Worldwide Growth                               01/02/94     -23.51%       9.57%         12.29%
Janus Aspen Series Aggressive Growth                              01/02/94     -40.29%       5.59%         9.15%
Janus Aspen Series Balanced                                       01/02/94      -5.99%       12.31%        12.16%
Janus Aspen Series Flexible Income                                01/02/94      6.24%        5.48%         6.68%
Janus Aspen Series Global Value - Service Shares                  08/16/01       N/A          N/A           N/A          6.88%
Janus Aspen Series Growth                                         01/02/94     -25.95%       5.73%         9.10%
LSA Balanced Fund                                                 10/18/99      0.82%         N/A          5.54%
LSA Basic Value Fund                                              08/16/01       N/A          N/A           N/A          -4.00%
LSA Blue Chip Fund                                                08/16/01       N/A          N/A           N/A          -2.45%
LSA Disciplined Equity Fund                                       10/18/99     -13.10%        N/A          -5.85%
LSA Diversified Mid-Cap Fund                                      08/16/01       N/A          N/A           N/A          -0.06%
LSA Emerging Growth Equity Fund                                   10/18/99     -18.99%        N/A          -1.12%
LSA Growth Equity Fund                                            10/18/99     -15.45%        N/A          -3.10%
LSA Mid Cap Value Fund                                            08/16/01       N/A          N/A           N/A          6.62%
LSA Value Equity Fund                                             10/18/99      -6.21%        N/A          7.69%
MFS New Discovery Service Class                                   08/16/01       N/A          N/A           N/A          3.49%
OCC Small Cap                                                     10/18/99      6.82%         N/A          24.38%
Oppenheimer International Growth - Service Class                  08/16/01       N/A          N/A           N/A          -8.95%
Oppenheimer Main Street Small Cap - Service Class                 08/16/01       N/A          N/A           N/A          2.92%
PIMCO Foreign Bond                                                10/18/99      6.11%         N/A          7.24%
PIMCO Total Return Bond                                           10/18/99      6.89%         N/A          7.65%
Putnam VT International Growth and Income - Class IB              08/16/01       N/A          N/A           N/A          -5.57%
Scudder SVS I Balanced                                            01/02/94      -7.37%       8.65%         9.16%
Scudder SVS I Bond                                                01/02/94      4.27%        4.65%         4.23%
Van Kampen LIT Growth and Income, Class II                        08/16/01       N/A          N/A           N/A          -3.62%

--------------------

(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.



N/A - Performance data is not available for all or part of the period indicated (see Inception Date).


           "Adjusted Historical" Total Return as of December 31, 2001
                          Assuming Contract Surrendered

                                                                                   Average Annual Total Return

                                                                                                         10 Year or
                                                                                                           Since         Total
                                                                 Inception      1 Year       5 Year      Inception       Return
                             Fund                                   Date         (%)          (%)           (%)           (%)
Alger American Growth                                             01/06/89     -19.41%       11.39%        13.35%
Alger American Income & Growth                                    11/14/88     -21.88%       14.83%        12.85%
Alger American Leveraged AllCap                                   01/24/95     -23.47%       14.31%        20.95%
Alger American MidCap Growth                                      05/02/93     -14.19%       13.08%        17.10%
Alger American Small Capitalization                               09/20/88     -36.86%       -3.12%        3.28%
Federated Fund for U.S. Government Securities II                  01/10/94      -0.82%       4.67%         4.65%
Federated High Income Bond Fund II                                02/22/94      -6.40%       -0.21%        3.33%
Federated Utility Fund II                                         02/10/94     -21.29%       0.88%         4.14%
Fidelity VIP Asset Manager                                        09/06/89     -13.26%       -1.44%        3.19%
Fidelity VIP Contrafund                                           01/03/95     -19.84%       8.47%         13.99%
Fidelity VIP Equity-Income                                        10/23/86     -12.65%       7.42%         12.14%
Fidelity VIP Growth                                               10/09/86     -25.17%       9.69%         11.77%
Fidelity VIP Index 500                                            08/28/92     -19.70%       8.40%         11.78%
Fidelity VIP Money Market (1)                                     04/01/82      -3.63%       3.33%         3.42%
Fidelity VIP Overseas                                             01/29/87     -28.64%       0.73%         4.37%

                                      S-8

Janus Aspen Sereis Worldwide Growth                               09/13/93     -29.88%       9.15%         14.09%
Janus Aspen Series Aggressive Growth                              09/13/93     -46.66%       5.11%         10.90%
Janus Aspen Series Balanced                                       09/13/93     -12.36%       11.92%        12.52%
Janus Aspen Series Flexible Income                                09/13/93      -0.13%       4.98%         6.41%
Janus Aspen Series Global Value - Service Shares                  05/01/01       N/A          N/A           N/A          -2.37%
Janus Aspen Series Growth                                         09/13/93     -32.32%       5.24%         9.10%
LSA Balanced Fund                                                 10/01/99      -5.55%        N/A          2.59%
LSA Basic Value Fund                                              08/14/01       N/A          N/A           N/A         -10.57%
LSA Blue Chip Fund                                                08/14/01       N/A          N/A           N/A         -10.68%
LSA Disciplined Equity Fund                                       10/01/99     -19.47%        N/A          -9.79%
LSA Diversified Mid-Cap Fund                                      08/14/01       N/A          N/A           N/A          -6.44%
LSA Emerging Growth Equity Fund                                   10/01/99     -25.36%        N/A          -3.76%
LSA Growth Equity Fund                                            10/01/99     -21.82%        N/A          -6.31%
LSA Mid Cap Value Fund                                            08/14/01       N/A          N/A           N/A          0.13%
LSA Value Equity Fund                                             10/01/99     -12.57%        N/A          3.80%
MFS New Discovery Service Class                                   05/01/98     -13.00%        N/A          11.20%
OCC Small Cap                                                     08/01/88      0.45%        9.28%         10.96%
Oppenheimer International Growth - Service Class                  05/13/92     -31.06%       3.96%         5.67%
Oppenheimer Main Street Small Cap - Service Class                 05/01/98      -8.20%        N/A          0.93%
PIMCO Foreign Bond                                                02/16/99      -0.26%        N/A          1.89%
PIMCO Total Return Bond                                           12/31/97      0.52%         N/A          4.24%
Putnam VT International Growth and Income - Class IB              01/02/97     -28.28%        N/A          3.63%
Scudder SVS I Balanced                                            07/16/85     -13.74%       8.21%         8.41%
Scudder SVS I Bond                                                07/16/85      -2.10%       4.14%         4.94%
Van Kampen LIT Growth and Income, Class II                        12/23/96     -14.36%       10.77%        10.62%

------------------------
(1) An investment in Fidelity Money Market is neither insured nor guaranteed by the U.S. Government and there can be no assurance that Fidelity Money Market will maintain a stable $1.00 share price. The Fidelity Money Market Fund does not advertise total return.


N/A - Performance data is not available for all or part of the period indicated (See Inception Date).

                                     EXPERTS


The financial statements of Lincoln Benefit Life Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 2001, and for each of the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.


                              FINANCIAL STATEMENTS


The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the two years then ended, the financial statements of Lincoln Benefit Life Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2000, the related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements of the Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contacts.

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                          LINCOLN BENEFIT LIFE COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $12,144    $12,214    $10,740
  Realized capital gains and losses.........................   (1,352)       (95)      (913)
  Other expense.............................................       --        (20)    (2,301)
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   10,792     12,099      7,526
Income Tax Expense..........................................    3,768      4,221      2,560
                                                              -------    -------    -------
NET INCOME..................................................    7,024      7,878      4,966
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    2,818      3,106     (6,900)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 9,842    $10,984    $(1,934)
                                                              =======    =======    =======

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                       DECEMBER 31,
                                                              -------------------------------
                                                                   2001             2000
                                                              --------------   --------------
                                                              (IN THOUSANDS, EXCEPT PAR VALUE
                                                                           DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $179,124 and $166,893)...................................   $   186,709      $   170,142
  Short-term................................................         6,856           11,243
                                                               -----------      -----------
  Total investments.........................................       193,565          181,385
Cash........................................................        43,796               76
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................     9,564,440        8,366,927
Reinsurance recoverable from non-affiliates, net............       458,563          353,789
Receivable from affiliate, net..............................        17,027               --
Other assets................................................         2,924            2,393
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL ASSETS..........................................   $11,846,023      $10,553,261
                                                               ===========      ===========
LIABILITIES
Contractholder funds........................................   $ 9,287,599      $ 8,157,502
Reserve for life-contingent contract benefits...............       724,044          550,334
Current income taxes payable................................         3,645            2,785
Deferred income taxes.......................................         6,187            4,607
Payable to affiliates, net..................................            --            9,210
Other liabilities and accrued expenses......................        70,237            1,371
Separate Accounts...........................................     1,565,708        1,648,691
                                                               -----------      -----------
      TOTAL LIABILITIES.....................................    11,657,420       10,374,500
                                                               -----------      -----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30,000 shares authorized,
  25,000 shares issued and outstanding......................         2,500            2,500
Additional capital paid-in..................................       126,750          126,750
Retained income.............................................        54,423           47,399
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................         4,930            2,112
                                                               -----------      -----------
      Total accumulated other comprehensive income..........         4,930            2,112
                                                               -----------      -----------
      TOTAL SHAREHOLDER'S EQUITY............................       188,603          178,761
                                                               -----------      -----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............   $11,846,023      $10,553,261
                                                               ===========      ===========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK................................................  $  2,500   $  2,500   $  2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   126,750    116,750    116,750
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
Balance, end of year........................................   126,750    126,750    116,750
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    47,399     39,521     34,555
Net income..................................................     7,024      7,878      4,966
                                                              --------   --------   --------
Balance, end of year........................................    54,423     47,399     39,521
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,112       (994)     5,906
Change in unrealized net capital gains and losses...........     2,818      3,106     (6,900)
                                                              --------   --------   --------
Balance, end of year........................................     4,930      2,112       (994)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $188,603   $178,761   $157,777
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,024   $  7,878   $  4,966
Adjustments to reconcile net income to net cash provided by
 operating activities
    Depreciation, amortization and other non-cash items.....      (531)      (868)    (5,313)
    Realized capital gains and losses.......................     1,352         95        913
    Changes in:
      Life-contingent contract benefits and contractholder
       funds, net of reinsurance recoverables...............     1,520     (1,342)    (4,868)
      Income taxes payable..................................       922      1,570     (1,266)
      Receivable/payable to affiliates, net.................   (26,237)    (3,440)     2,130
      Other operating assets and liabilities................    68,347      1,897      9,156
                                                              --------   --------   --------
    Net cash provided by operating activities...............    52,487      5,790      5,718
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    10,922     15,856     17,760
  Investment collections....................................    15,346      7,430     13,580
  Investments purchases.....................................   (39,422)   (30,979)   (39,723)
  Change in short-term investments, net.....................     4,387     (9,003)     2,068
                                                              --------   --------   --------
    Net cash used in investing activities...................    (8,767)   (16,696)    (6,315)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution........................................        --     10,000         --
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --     10,000         --
                                                              --------   --------   --------

NET INCREASE (DECREASE) IN CASH.............................    43,720       (906)      (597)
CASH AT BEGINNING OF YEAR...................................        76        982      1,579
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $ 43,796   $     76   $    982
                                                              ========   ========   ========

                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Lincoln Benefit Life Company ("Lincoln Benefit" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

On January 25, 2000, the Company paid a dividend of all common shares of AFD, Inc. ("AFDI") stock, a registered broker-dealer, to ALIC. Prior to the dividend, AFDI had been consolidated in the Company's financial statements and related disclosures. In conjunction with the dividend, the Company has restated its prior year financial results to exclude AFDI.

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Lincoln Benefit, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through independent insurance agents and broker/dealers, including master brokerage agencies. Products distributed through independent insurance agents include term life insurance; permanent life insurance such as whole life, universal life, variable universal life and single premium life; fixed annuities, including equity-indexed annuities; immediate annuities; variable annuities and long-term care products. Variable annuities and variable universal life products are also distributed through independent broker/dealers. ALFS, Inc. ("ALFS") is the principal underwriter for certain Lincoln Benefit products, such as variable universal life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker/dealer under the Securities and Exchange Act of 1934.

In 2001, annuity deposits represented 74.4% of the Company's total statutory premiums and deposits. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Nebraska, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax laws and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable policyholder tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect the demand for these products. In addition, recent changes in federal estate tax laws will affect the demand for the types of life insurance used in estate planning.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

The Company is authorized to sell life and annuity products in all states except New York, as well as in the District of Columbia, Guam and the U.S. Virgin Islands. The top geographic locations for statutory premiums and deposits for the Company were California, Illinois, Pennsylvania, Wisconsin and Florida for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities is based upon quoted market prices

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby certain premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Notes 3 and 7). The Company also has reinsurance agreements, whereas, the Company cedes 90%, 80% or 60% of the mortality risk on certain term life policies, depending upon the issue year and product, to a pool of eleven non-affiliated reinsurers. Beginning in 1998, the Company cedes mortality risk on new business in excess of $2 million per life for individual coverage. For business sold prior to 1998, the Company ceded mortality risk in excess of $350 thousand per life for individual coverage.

Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due. Benefits are recognized in relation to such revenue so as to result in the recognition of profits over the life of the policy and are reflected in contract benefits.

Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities, and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrenders. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

annuities and interest sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities and indexed life products are based on an interest rate index, such as LIBOR or an equity index, such as the S&P 500.

Separate Accounts products include variable annuity and variable universal life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid in variable annuity contracts.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable universal life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to traditional life insurance and immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby certain premiums, contract charges, interest credited to contractholders' funds, contract benefits and expenses are ceded to ALIC, and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of the reinsurance agreements. See Note 7 for more information.

BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $70.0 million, $35.1 million and $26.4 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.
INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS
FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                        GROSS
         AT                           UNREALIZED
    DECEMBER 31,       AMORTIZED   ----------------     FAIR
        2001             COST      GAINS    LOSSES     VALUE
        ----           ---------   ------   -------   --------
(IN THOUSANDS)
U.S. government and
  agencies             $ 39,710    $1,971   $  (15)   $ 41,666
Corporate                97,517    4,263      (450)    101,330
Municipal                 1,000       --        (3)        997
Mortgage-backed
  securities             39,389    1,731        (4)     41,116
Foreign government        1,508       92        --       1,600
                       --------    ------   -------   --------
  Total fixed income
   securities          $179,124    $8,057   $ (472)   $186,709
                       ========    ======   =======   ========
At December 31, 2000
U.S. government and
  agencies             $ 18,191    $2,072   $   --    $ 20,263
Corporate               103,414    1,531    (1,966)    102,979
Municipal                 1,000       --       (38)        962
Mortgage-backed
  securities             40,774    1,593       (43)     42,324
Foreign government        3,514      100        --       3,614
                       --------    ------   -------   --------
  Total fixed income
   securities          $166,893    $5,296   $(2,047)  $170,142
                       ========    ======   =======   ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                       AMORTIZED     FAIR
                                         COST       VALUE
(IN THOUSANDS)                         ---------   --------
Due in one year or less                $  5,417    $  5,516
Due after one year through five years    74,168      77,726
Due after five years through ten
 years                                   46,846      47,436
Due after ten years                      13,304      14,915
                                       --------    --------
                                        139,735     145,593
Mortgage-backed securities               39,389      41,116
                                       --------    --------
  Total                                $179,124    $186,709
                                       ========    ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

     YEAR ENDED DECEMBER 31,        2001      2000      1999
     -----------------------       -------   -------   -------
(IN THOUSANDS)
Fixed income securities            $11,959   $11,517   $10,380
Short-term investments                 598       830       577
                                   -------   -------   -------
  Investment income, before
   expense                          12,557    12,347    10,957
  Investment expense                   413       133       217
                                   -------   -------   -------
  Net investment income            $12,144   $12,214   $10,740
                                   =======   =======   =======

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

      YEAR ENDED DECEMBER 31,         2001     2000   1999
      -----------------------        -------   ----   -----
(IN THOUSANDS)
Fixed income securities              $(1,352)  $(95)  $(913)
Income taxes                             473    33      320
                                     -------   ----   -----
Realized capital gains and losses,
  after tax                          $  (879)  $(62)  $(593)
                                     =======   ====   =====

Excluding calls and prepayments, gross gains of $123 thousand, $0 thousand and $1 thousand were realized during 2001, 2000 and 1999, respectively, and gross losses of $1.5 million, $95 thousand and $914 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                   GROSS
                                                UNREALIZED
                       AMORTIZED     FAIR     ---------------   UNREALIZED
                         COST       VALUE     GAINS    LOSSES   NET GAINS
(IN THOUSANDS)         ---------   --------   ------   ------   ----------
Fixed income
 securities            $179,124    $186,709   $8,057   $(472)    $ 7,585
                       ========    ========   ======   =====
Deferred income taxes                                             (2,655)
                                                                 -------
Unrealized net
 capital gains and
 losses                                                          $ 4,930
                                                                 =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     YEAR ENDED DECEMBER 31,         2001      2000       1999
     -----------------------        -------   -------   --------
(IN THOUSANDS)
Fixed income securities             $ 4,336   $ 4,778   $(10,615)
Deferred income taxes                (1,518)   (1,672)     3,715
                                    -------   -------   --------
Increase (decrease) in unrealized
 net capital gains and losses       $ 2,818   $ 3,106   $ (6,900)
                                    =======   =======   ========

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $8.9 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Fixed income           $ 186,709    $  186,709   $ 170,142    $  170,142
 securities
Short-term investments     6,856         6,856      11,243        11,243
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Fair values of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                2001                      2000
                       -----------------------   -----------------------
                        CARRYING       FAIR       CARRYING       FAIR
                         VALUE        VALUE        VALUE        VALUE
(IN THOUSANDS)         ----------   ----------   ----------   ----------
Contractholder funds
 on investment
 contracts             $7,407,377   $7,446,451   $6,401,863   $6,186,479
Separate Accounts      1,565,708     1,565,708   1,648,691     1,648,691

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

Equity indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6.  RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS
At December 31, the Reserve for life-contingent contract benefits consists of the following:

                                             2001       2000
(IN THOUSANDS)                             --------   --------
Immediate annuities:
  Structured settlement annuities          $162,412   $ 73,719
  Other immediate annuities                  35,757     36,884
Traditional life                            503,992    406,260
Other                                        21,883     33,471
                                           --------   --------
  Total Reserve for life-contingent
   contract benefits                       $724,044   $550,334
                                           ========   ========

The assumptions for mortality generally utilized in calculating reserves include the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; the 1983 group annuity mortality table for other immediate annuities; and actual Company experience plus loading for traditional life. Interest rate assumptions vary from 6.0% to 7.8% for structured settlement annuities; 4.9% to 8.8% for other immediate annuities and 4.0% to 8.0% for traditional life. Other estimation methods used include the present value of contractually fixed future benefits for immediate annuities and the net level premium reserve method using the Company's withdrawal experience rates for traditional life.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                           2001         2000
(IN THOUSANDS)                          ----------   ----------
Interest-sensitive life                 $1,876,260   $1,777,128
Fixed annuities:
  Immediate annuities                      245,468      152,181
  Deferred annuities                     7,165,871    6,228,193
                                        ----------   ----------
  Total Contractholder funds            $9,287,599   $8,157,502
                                        ==========   ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 3.4% to 7.5% for interest-sensitive life contracts; 4.8% to 5.9% for immediate annuities and 0.0% to 12.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 46.3% of deferred annuities are subject to a market value adjustment.

7.  REINSURANCE
The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company continues to have primary liability as the direct insurer for risks reinsured. Estimating amounts of reinsurance recoverable is impacted by the uncertainties involved in the establishment of loss reserves.

The Company cedes a portion of the mortality risk on certain term life policies with a pool of reinsurers.

Amounts recoverable from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Except for ALIC, no single reinsurer had a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contract.

The effects of reinsurance on premiums written and earned and contract charges for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                 ---------   ---------   ---------
PREMIUMS AND CONTRACT CHARGES
Direct                         $ 572,949   $ 470,337   $ 389,741
Assumed                                4           2           2
Ceded
  Affiliate                     (330,799)   (241,361)   (187,854)
  Non-affiliate                 (242,154)   (228,978)   (201,889)
                               ---------   ---------   ---------
    Premiums and contract
     charges, net of
     reinsurance               $      --   $      --   $      --
                               =========   =========   =========

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

The effects of reinsurance on credited interest, policy benefits and other expenses for the years ended December 31, are as follows:

                                 2001        2000        1999
(IN THOUSANDS)                ----------   ---------   ---------
CREDITED INTEREST, POLICY
 BENEFITS AND OTHER EXPENSES
Direct                        $1,007,684   $ 885,081   $ 869,393
Assumed                               --          --          --
Ceded
  Affiliate                     (728,750)   (630,015)   (684,703)
  Non-affiliate                 (278,934)   (255,046)   (182,389)
                              ----------   ---------   ---------
    Credited interest,
     policy benefits and
     other expenses, net of
     reinsurance              $       --   $      20   $   2,301
                              ==========   =========   =========

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds are immaterial and are ceded to ALIC under reinsurance agreements.

9.  INCOME TAXES
The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate to ALIC the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, as adjusted for the reinsurance ceded to ALIC.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or result of operations of the Company.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                 2001       2000
(in thousands)                                 --------   --------
DEFERRED LIABILITIES
Difference in tax bases of investments          $2,561     $2,405
Unrealized net capital gains                     2,655      1,137
Other liabilities                                  971      1,065
                                                ------     ------
  Total deferred liabilities                    $6,187     $4,607
                                                ======     ======

The components of income tax expense for the year ended December 31, are as follows:

                                        2001       2000       1999
(in thousands)                        --------   --------   --------
Current                                $3,706     $2,032    $ 3,645
Deferred                                   62      2,189     (1,085)
                                       ------     ------    -------
  Total income tax expense             $3,768     $4,221    $ 2,560
                                       ======     ======    =======

The Company paid income taxes of $2.8 million, $2.7 million and $3.8 million in 2001, 2000 and 1999, respectively.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                         2001       2000       1999
                                       --------   --------   --------
Statutory federal income tax rate       35.0%      35.0%      35.0%
Other                                   (0.1)      (0.1)      (1.0)
                                        ----       ----       ----
Effective income tax rate               34.9%      34.9%      34.0%
                                        ====       ====       ====

Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 2001, approximately $340 thousand, will result in federal income taxes payable of $119 thousand if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since 1983.

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                         SHAREHOLDER'S
                                 NET INCOME                 EQUITY
                          -------------------------   -------------------
                           2001     2000     1999       2001       2000
(IN THOUSANDS)            ------   ------   -------   --------   --------
Balance per GAAP          $7,024   $7,878   $ 4,966   $188,603   $178,761
Unrealized gain/loss on
  fixed income securities    --       --         --     (7,585)    (3,249)
Deferred income taxes        18    1,370     (1,363)     8,406      5,059
Employee benefits           (73)      --          2        758        676
Reserves and non-admitted
  assets                    245      446        259    (16,188)   (13,628)
Other                       229     (417)       242     12,343      1,817
                          ------   ------   -------   --------   --------
Balance per statutory
  accounting practices    $7,443   $9,277   $ 4,106   $186,337   $169,436
                          ======   ======   =======   ========   ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Nebraska required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Nebraska insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported an increase to surplus of $2.0 million effective January 1, 2001 as a result of recognizing a net deferred tax asset.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Nebraska Department of Insurance, the impact of the changes will be recorded.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Nebraska law to formula amounts based on statutory surplus and statutory net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Nebraska Department of Insurance is $18.3 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

                          LINCOLN BENEFIT LIFE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                           2001                              2000                              1999
                              -------------------------------   -------------------------------   -------------------------------
                               PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX    PRETAX      TAX      AFTER-TAX
(IN THOUSANDS)                --------   --------   ---------   --------   --------   ---------   --------   --------   ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
----------------------------
Unrealized holding gains
  (losses) arising during
  the period                  $ 2,984    $(1,045)    $1,939      $4,683    $(1,639)    $3,044     $(11,528)   $4,035     $(7,493)
Less: reclassification
  adjustments                  (1,352)       473       (879)        (95)        33        (62)        (913)      320        (593)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Unrealized net capital gains
  (losses)                      4,336     (1,518)     2,818       4,778     (1,672)     3,106      (10,615)    3,715      (6,900)
                              -------    -------     ------      ------    -------     ------     --------    ------     -------
Other comprehensive income
  (loss)                      $ 4,336    $(1,518)    $2,818      $4,778    $(1,672)    $3,106     $(10,615)   $3,715     $(6,900)
                              =======    =======     ======      ======    =======     ======     ========    ======     =======

12.  SALE OF BUILDING
Included within other income and expenses in the Company's statements of operations and comprehensive income for 1999, is a write-down of $798 thousand associated with the sale of the Company's building in Lincoln, Nebraska which occurred in the first quarter of 2000. Also included in other income and expenses is the write-down of $1.2 million related to unamortized building improvements recognized in the third quarter of 1999 when the building was vacated by the Company.

                          LINCOLN BENEFIT LIFE COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force............................  $138,566,651   $138,566,651   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    532,235   $    532,235   $         --
  Accident and health..............................        40,718         40,718             --
                                                     ------------   ------------   ------------
                                                     $    572,953   $    572,953   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force............................  $120,555,954   $120,555,954   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    447,683   $    447,683   $         --
  Accident and health..............................        22,656         22,656             --
                                                     ------------   ------------   ------------
                                                     $    470,339   $    470,339   $         --
                                                     ============   ============   ============

                                                        GROSS                          NET
                                                        AMOUNT         CEDED          AMOUNT
                                                     ------------   ------------   ------------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force............................  $109,520,029   $109,520,029   $         --
                                                     ============   ============   ============
Premiums and contract charges:
  Life and annuities...............................  $    369,540   $    369,540   $         --
  Accident and health..............................        20,203         20,203             --
                                                     ------------   ------------   ------------
                                                     $    389,743   $    389,743   $         --
                                                     ============   ============   ============

--------------------------------------------------------------------------------
LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001 AND FOR THE PERIODS ENDED DECEMBER 31, 2001 AND DECEMBER 31, 2000, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Lincoln Benefit Life Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Account") as of December 31, 2001, the related statements of operations for the periods then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2001, the results of operations for the periods then ended for each of the individual sub-accounts and the changes in their net assets for each of the periods in the two year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 8, 2002

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                             AIM Variable
                                            Insurance Funds
                                              Sub-Account             The Alger American Fund Sub-Accounts
                                              -----------     -------------------------------------------------------
                                              AIM V.I. Dent                  Income and     Leveraged        MidCap
                                             Demographics (a)   Growth         Growth         Allcap         Growth
                                               ----------     ----------     ----------     ----------     ----------
ASSETS
Investments at fair value                      $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ----------     ----------     ----------     ----------     ----------

     Total assets                              $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ==========     ==========     ==========     ==========     ==========

NET ASSETS
Accumulation units                             $       86     $   27,987     $   32,449     $   21,195     $   23,784
Contracts in payout (annuitization) period             17             18             59              -              6
                                               ----------     ----------     ----------     ----------     ----------

     Total net assets                          $      103     $   28,005     $   32,508     $   21,195     $   23,790
                                               ==========     ==========     ==========     ==========     ==========

FUND SHARE INFORMATION
     Number of shares                              18,446        761,616      3,075,495        671,806      1,346,334
                                               ==========     ==========     ==========     ==========     ==========

     Cost                                      $       98     $   40,503     $   40,369     $   30,913     $   31,726
                                               ==========     ==========     ==========     ==========     ==========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                   The Alger
                                                 American Fund
                                                  Sub-Accounts                 Federated Insurance Series Sub-Accounts
                                                 --------------       ----------------------------------------------------------
                                                                       Federated
                                                                      Fund for U.S.          Federated
                                                     Small             Government           High Income            Federated
                                                 Capitalization       Securities II         Bond Fund II        Utility Fund II
                                                 --------------       --------------       --------------       ---------------
ASSETS
Investments at fair value                        $        9,006       $       57,925       $       20,918       $       14,446
                                                 --------------       --------------       --------------       --------------

     Total assets                                $        9,006       $       57,925       $       20,918       $       14,446
                                                 ==============       ==============       ==============       ==============

NET ASSETS
Accumulation units                               $        9,002       $       57,915       $       20,892       $       14,387

Contracts in payout (annuitization) period                    4                   10                   26                   59
                                                 --------------       --------------       --------------       --------------

     Total net assets                            $        9,006       $       57,925       $       20,918       $       14,446
                                                 ==============       ==============       ==============       ==============

FUND SHARE INFORMATION
     Number of shares                                   544,176            5,067,775            2,709,605            1,393,039
                                                 ==============       ==============       ==============       ==============

     Cost                                        $       13,227       $       56,709       $       23,313       $       18,186
                                                 ==============       ==============       ==============       ==============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                            Fidelity Variable Insurance Products Fund Sub-Accounts
                                                 ------------------------------------------------------------------------------
                                                 VIP Asset                         VIP Equity-
                                                  Manager       VIP Contrafund       Income         VIP Growth      VIP Index 500
                                                 ----------       ----------       ----------       ----------       ----------
ASSETS
Investments at fair value                        $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ----------       ----------       ----------       ----------       ----------

     Total assets                                $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ==========       ==========       ==========       ==========       ==========

NET ASSETS
Accumulation units                               $   20,243       $   53,555       $   84,231       $   75,965       $   68,550
Contracts in payout (annuitization) period               44               30              104              130              106
                                                 ----------       ----------       ----------       ----------       ----------

     Total net assets                            $   20,287       $   53,585       $   84,335       $   76,095       $   68,656
                                                 ==========       ==========       ==========       ==========       ==========

FUND SHARE INFORMATION
     Number of shares                             1,398,170        2,661,946        3,707,020        2,264,058          527,841
                                                 ==========       ==========       ==========       ==========       ==========

     Cost                                        $   22,517       $   62,486       $   85,093       $   93,923       $   77,293
                                                 ==========       ==========       ==========       ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                 Fidelity Variable Insurance             Fidelity Variable Insurance Products
                                                  Products Fund Sub-Accounts              Fund (Service Class 2) Sub-Accounts
                                                ------------------------------      ------------------------------------------------
                                                                                       VIP           VIP Investment
                                                                                   Equity-Income       Grade Bond       VIP Overseas
                                                  VIP Money                          (Service          (Service           (Service
                                                   Market         VIP Overseas      Class 2) (a)      Class 2) (a)      Class 2) (a)
                                                ------------      ------------      ------------      ------------      ------------
ASSETS
Investments at fair value                       $    106,999      $     14,006      $        153      $        356      $          3
                                                ------------      ------------      ------------      ------------      ------------

     Total assets                               $    106,999      $     14,006      $        153      $        356      $          3
                                                ============      ============      ============      ============      ============

NET ASSETS
Accumulation units                              $    106,652      $     13,955      $        142      $        336      $          3
Contracts in payout (annuitization) period               347                51                11                20                 -
                                                ------------      ------------      ------------      ------------      ------------

     Total net assets                           $    106,999      $     14,006      $        153      $        356      $          3
                                                ============      ============      ============      ============      ============

FUND SHARE INFORMATION
     Number of shares                            106,999,209         1,009,066             6,754            27,755               193
                                                ============      ============      ============      ============      ============

     Cost                                       $    106,999      $     19,364      $        146      $        357      $          3
                                                ============      ============      ============      ============      ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                  J.P. Morgan
                                                   Goldman Sachs Variable       Series Trust II
                                                 Insurance Trust Sub-Accounts      Sub-Account    Janus Aspen Series Sub-Accounts
                                                 ---------------------------       ----------       ---------------------------
                                                  VIT Core
                                                  Small Cap    VIT International     Small          Aggressive
                                                   Equity           Equity          Company           Growth          Balanced
                                                 ----------       ----------       ----------       ----------       ----------
ASSETS
Investments at fair value                        $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ----------       ----------       ----------       ----------       ----------

     Total assets                                $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ==========       ==========       ==========       ==========       ==========

NET ASSETS
Accumulation units                               $    1,890       $    2,763       $    2,292       $   47,202       $   88,738
Contracts in payout (annuitization) period                -                -                -               12              245
                                                 ----------       ----------       ----------       ----------       ----------

     Total net assets                            $    1,890       $    2,763       $    2,292       $   47,214       $   88,983
                                                 ==========       ==========       ==========       ==========       ==========

FUND SHARE INFORMATION
     Number of shares                               174,374          307,348          173,353        2,148,050        3,942,520
                                                 ==========       ==========       ==========       ==========       ==========

     Cost                                        $    1,821       $    3,710       $    2,583       $   86,754       $   91,818
                                                 ==========       ==========       ==========       ==========       ==========

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                              Janus Aspen Series
                                                    Janus Aspen Series Sub-Accounts       (Service Shares) Sub-Accounts
                                               ----------------------------------------     -------------------------
                                                                                           Global Value     Worldwide
                                                Flexible                      Worldwide      (Service     Growth (Service
                                                 Income         Growth         Growth       Shares) (a)    Shares) (a)
                                               ----------     ----------     ----------     ----------     ----------
ASSETS
Investments at fair value                      $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ----------     ----------     ----------     ----------     ----------

     Total assets                              $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ==========     ==========     ==========     ==========     ==========

NET ASSETS
Accumulation units                             $   21,444     $   87,057     $  106,986     $        8     $      334
Contracts in payout (annuitization) period              -             44             42              -              -
                                               ----------     ----------     ----------     ----------     ----------

     Total net assets                          $   21,444     $   87,101     $  107,028     $        8     $      334
                                               ==========     ==========     ==========     ==========     ==========

FUND SHARE INFORMATION
     Number of shares                           1,839,076      4,381,341      3,750,117            750         11,752
                                               ==========     ==========     ==========     ==========     ==========

     Cost                                      $   21,687     $  114,768     $  125,598     $        8     $      319
                                               ==========     ==========     ==========     ==========     ==========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                               Lazard Retirement Series, Inc.
                                                       Sub-Accounts           LSA Variable Series Trust Sub-Accounts
                                                 -----------------------      ---------------------------------------

                                                 Emerging     International  LSA Aggressive                  LSA Basic
                                                  Markets        Equity       Growth (a)    LSA Balanced     Value (a)
                                                 --------       --------       --------       --------       --------
ASSETS
Investments at fair value                        $    744       $  1,424       $    188       $  4,882       $    421
                                                 --------       --------       --------       --------       --------

     Total assets                                $    744       $  1,424       $    188       $  4,882       $    421
                                                 ========       ========       ========       ========       ========

NET ASSETS
Accumulation units                               $    744       $  1,424       $    188       $  4,866       $    421
Contracts in payout (annuitization) period              -              -              -             16              -
                                                 --------       --------       --------       --------       --------

     Total net assets                            $    744       $  1,424       $    188       $  4,882       $    421
                                                 ========       ========       ========       ========       ========

FUND SHARE INFORMATION
     Number of shares                             103,787        156,660         20,063        490,659         43,706
                                                 ========       ========       ========       ========       ========

     Cost                                        $    887       $  1,801       $    182       $  5,217       $    394
                                                 ========       ========       ========       ========       ========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  LSA Variable Series Trust Sub-Accounts
                                                 -------------------------------------------------------------------------
                                                 LSA Blue      LSA Capital    LSA Disciplined  LSA Diversified  LSA Emerging
                                                 Chip (a)    Appreciation (a)     Equity         MID CAP (a)    Growth Equity
                                                 --------       --------         --------         --------        --------
ASSETS
Investments at fair value                        $    205       $     89         $  2,851         $    237        $  2,394
                                                 --------       --------         --------         --------        --------

     Total assets                                $    205       $     89         $  2,851         $    237        $  2,394
                                                 ========       ========         ========         ========        ========

NET ASSETS
Accumulation units                               $    205       $     89         $  2,851         $    237        $  2,394
Contracts in payout (annuitization) period              -              -                -                -               -
                                                 --------       --------         --------         --------        --------

     Total net assets                            $    205       $     89         $  2,851         $    237        $  2,394
                                                 ========       ========         ========         ========        ========

FUND SHARE INFORMATION
     Number of shares                              21,274          9,056          331,954           23,591         294,151
                                                 ========       ========         ========         ========        ========

     Cost                                        $    204       $     82         $  3,292         $    219        $  3,689
                                                 ========       ========         ========         ========        ========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  LSA Variable Series Trust Sub-Accounts
                                                 ----------------------------------------------------------------------

                                                  LSA Focused      LSA International     LSA Mid Cap       LSA Value
                                                     Equity          Growth Equity        Value (a)          Equity
                                                 --------------     ---------------     --------------    -------------
ASSETS
Investments at fair value                         $      3,042       $       3,909       $        124      $     4,369
                                                 --------------     ---------------     --------------    -------------

     Total assets                                 $      3,042       $       3,909       $        124      $     4,369
                                                 ==============     ===============     ==============    =============

NET ASSETS
Accumulation units                                $      3,042       $       3,909       $        124      $     4,369
Contracts in payout (annuitization) period                   -                   -                  -                -
                                                 --------------     ---------------     --------------    -------------

     Total net assets                             $      3,042       $       3,909       $        124      $     4,369
                                                 ==============     ===============     ==============    =============

FUND SHARE INFORMATION
     Number of shares                                  352,937             427,685             11,592          412,147
                                                 ==============     ===============     ==============    =============

     Cost                                         $      3,783       $       4,603       $        117      $     4,680
                                                 ==============     ===============     ==============    =============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                  MFS Variable Insurance Trust Sub-Accounts
                                             ------------------------------------------------------------------------------------

                                             MFS Emerging                              MFS New
                                                Growth           MFS Investors        Discovery      MFS Research     MFS Total
                                                Series          Trust Series (b)       Series           Series      Return Series
                                             ------------      -------------------   ------------   -------------  --------------
ASSETS
Investments at fair value                     $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ------------         ------------       ------------    -----------     -----------

     Total assets                             $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ============         ============       ============    ===========     ===========

NET ASSETS
Accumulation units                            $    8,393           $    6,416         $    8,863      $   5,177       $  12,107
Contracts in payout (annuitization) period             8                    -                  -              -              62
                                             ------------         ------------       ------------    -----------     -----------

     Total net assets                         $    8,401           $    6,416         $    8,863      $   5,177       $  12,169
                                             ============         ============       ============    ===========     ===========

FUND SHARE INFORMATION
     Number of shares                            467,268              374,559            580,423        361,555         653,882
                                             ============         ============       ============    ===========     ===========

     Cost                                     $   12,749           $    7,393         $    9,223      $   6,851       $  12,134
                                             ============         ============       ============    ===========     ===========


(b) Previously known as MFS Growth with Income


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                               MFS Variable Insurance Trust
                                               (Service Class) Sub-Accounts             OCC Accumulation Trust Sub-Accounts
                                           ------------------------------------- -------------------------------------------------

                                                  MFS
                                             New Discovery       MFS Utilities                       OCC
                                            Series (Service     Series (Service                  Science and
                                               Class) (a)          Class) (a)     OCC Equity    Technology (c)       OCC Small Cap
                                           -----------------   ----------------- ------------  ----------------     ---------------
ASSETS
Investments at fair value                   $          197      $          428    $    2,193    $          297       $      1,961
                                           ----------------    ----------------  ------------  ----------------     --------------

     Total assets                           $          197      $          428    $    2,193    $          297       $      1,961
                                           ================    ================  ============  ================     ==============

NET ASSETS
Accumulation units                          $          197      $          428    $    2,193    $          297       $      1,961
Contracts in payout (annuitization) period               -                   -             -                 -                  -
                                           ----------------    ----------------  ------------  ----------------     --------------

     Total net assets                       $          197      $          428    $    2,193    $          297       $      1,961
                                           ================    ================  ============  ================     ==============

FUND SHARE INFORMATION
     Number of shares                               12,969              26,910        66,202           124,620             60,791
                                           ================    ================  ============  ================     ==============

     Cost                                   $          168      $          429    $    2,264    $          324       $      1,790
                                           ================    ================  ============  ================     ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                      Oppenheimer Variable
                                                     Account Funds (Service                    PIMCO Variable Insurance
                                                   Class ("SC")) Sub-Accounts                     Trust Sub-Accounts
                                              --------------------------------------     ------------------------------------
                                                Oppenheimer          Oppenheimer
                                               International         Main Street
                                                  Growth           Small Cap Growth
                                                 (SC) (a)              (SC) (a)           Foreign Bond        Money Market
                                              ---------------     ------------------     ---------------    -----------------
ASSETS
Investments at fair value                      $          21       $             94       $         650       $       12,856
                                              ---------------     ------------------     ---------------    -----------------

     Total assets                              $          21       $             94       $         650       $       12,856
                                              ===============     ==================     ===============    =================
NET ASSETS
Accumulation units                             $          21       $             94       $         650       $       12,830
Contracts in payout (annuitization) period                 -                      -                   -                   26
                                              ---------------     ------------------     ---------------    -----------------

     Total net assets                          $          21       $             94       $         650       $       12,856
                                              ===============     ==================     ===============    =================
FUND SHARE INFORMATION
     Number of shares                                 19,374                  8,495              67,033           12,855,617
                                              ===============     ==================     ===============    =================

     Cost                                      $          21       $             88       $         639       $       12,856
                                              ===============     ==================     ===============    =================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                    Rydex Variable
                                                 PIMCO Variable Insurance                 Putnam Variable                Trust
                                                    Trust Sub-Accounts                  Trust Sub-Accounts            Sub-Account
                                             ---------------------------------  ----------------------------------  ---------------

                                              StocksPLUS                                         VT International
                                              Growth and        Total Return       VT High          Growth and
                                                Income              Bond          Yield (a)          Income (a)      Rydex OTC (c)
                                             ------------     ----------------  -------------    -----------------  ---------------
ASSETS
Investments at fair value                     $    2,569       $        6,425    $       127      $            27    $         200
                                             ------------     ----------------  -------------    -----------------  ---------------

     Total assets                             $    2,569       $        6,425    $       127      $            27    $         200
                                             ============     ================  =============    =================  ===============

NET ASSETS
Accumulation units                            $    2,569       $        6,425    $       127      $            27    $         200
Contracts in payout (annuitization) period             -                    -              -                    -                -
                                             ------------     ----------------  -------------    -----------------  ---------------

     Total net assets                         $    2,569       $        6,425    $       127      $            27    $         200
                                             ============     ================  =============    =================  ===============

FUND SHARE INFORMATION
     Number of shares                            274,783              649,648         15,822                2,732           13,517
                                             ============     ================  =============    =================  ===============

     Cost                                     $    3,046       $        6,393    $       125      $            26    $         196
                                             ============     ================  =============    =================  ===============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                             Salomon Brothers
                                             Variable Series
                                                  Funds
                                               Sub-Account            Scudder Variable Series I Sub-Accounts
                                             ----------------    -------------------------------------------------
                                                                                            Global      Growth and
                                                 Capital          Balanced      Bond       Discovery      Income
                                             ----------------    ----------   ----------   ----------   ----------
ASSETS
Investments at fair value                    $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ----------------    ----------   ----------   ----------   ----------
     Total assets                            $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ================    ==========   ==========   ==========   ==========

NET ASSETS
Accumulation units                           $          5,207    $   25,569   $   18,706   $    3,484   $    3,398
Contracts in payout (annuitization) period                  -            32          139            -            -
                                             ----------------    ----------   ----------   ----------   ----------
     Total net assets                        $          5,207    $   25,601   $   18,845   $    3,484   $    3,398
                                             ================    ==========   ==========   ==========   ==========

FUND SHARE INFORMATION
     Number of shares                                 344,816     2,176,984    2,731,175      400,467      381,759
                                             ================    ==========   ==========   ==========   ==========
     Cost                                    $          5,257    $   28,467   $   18,604   $    4,551   $    3,897
                                             ================    ==========   ==========   ==========   ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                      Strong
                                            Scudder Variable                                                       Opportunity
                                               Series I                                                           Fund II, Inc.
                                              Sub-Accounts         STI Classic Variable Trust Sub-Accounts         Sub-Account
                                             -------------   --------------------------------------------------   -------------

                                                              STI Capital     STI International    STI Value       Opportunity
                                             International    Appreciation          Equity        Income Stock        Fund II
                                             -------------   -------------   ------------------   -------------   -------------
ASSETS
Investments at fair value                    $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             -------------   -------------   ------------------   -------------   -------------
     Total assets                            $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             =============   =============   ==================   =============   =============

NET ASSETS
Accumulation units                           $       3,673   $         751   $            1,041   $       3,456   $      11,873
Contracts in payout (annuitization) period               -               -                    -               -               -
                                             -------------   -------------   ------------------   -------------   -------------
     Total net assets                        $       3,673   $         751   $            1,041   $       3,456   $      11,873
                                             =============   =============   ==================   =============   =============

FUND SHARE INFORMATION
     Number of shares                              456,283          42,943              121,766         272,111         610,412
                                             =============   =============   ==================   =============   =============
     Cost                                    $       4,282   $         771   $            1,097   $       3,515   $      14,011
                                             =============   =============   ==================   =============   =============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                      Strong Variable Insurance
                                                       Funds, Inc. Sub-Accounts     T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                   ------------------------------- -------------------------------------------------
                                                                                                     T. Rowe Price     T. Rowe Price
                                                     Discovery     Mid Cap Growth   T. Rowe Price      Mid-Cap          New America
                                                       Fund II         Fund II      Equity Income      Growth            Growth
                                                   --------------- --------------- --------------- ---------------   ---------------
      ASSETS
      Investments at fair value                    $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   --------------- --------------- --------------- ---------------   ---------------
           Total assets                            $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   =============== =============== =============== ===============   ===============

      NET ASSETS
      Accumulation units                           $         1,269 $         8,287 $        15,961 $        10,238   $         1,678
      Contracts in payout (annuitization) period                 -              13              26               -                 -
                                                   --------------- --------------- --------------- ---------------   ---------------
           Total net assets                        $         1,269 $         8,300 $        15,987 $        10,238   $         1,678
                                                   =============== =============== =============== ===============   ===============


      FUND SHARE INFORMATION
           Number of shares                                122,922         506,707         833,916         560,676            92,597
                                                   =============== =============== =============== ===============   ===============
           Cost                                    $         1,419 $        12,227 $        16,022 $         9,747   $         2,081
                                                   =============== =============== =============== ===============   ===============


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF NET ASSETS
DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)




                                             T. Rowe Price                                                           Van Kampen
                                             International                                                         Life Investment
                                              Series, Inc.                                                         Trust (Class II)
                                              Sub-Account   The Universal Institutional Funds, Inc. Sub-Accounts     Sub-Account
                                             ------------   ----------------------------------------------------   ----------------
                                             T. Rowe Price                                                         LIT Growth
                                             International                         Mid Cap           Mid Cap       and Income
                                                Stock       High Yield              Growth            Value       (Class II) (a)
                                             ------------   ------------         ------------       ------------   ----------------
ASSETS
Investments at fair value                    $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ------------   ------------         ------------       ------------   ----------------
     Total assets                            $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ============   ============         ============       ============   ================

NET ASSETS
Accumulation units                           $      4,955   $      1,421         $      2,959       $      3,581   $            196
Contracts in payout (annuitization) period              -             16                    -                  -                  -
                                             ------------   ------------         ------------       ------------   ----------------
     Total net assets                        $      4,955   $      1,437         $      2,959       $      3,581   $            196
                                             ============   ============         ============       ============   ================
FUND SHARE INFORMATION
     Number of shares                             432,009        213,252              338,971            245,920             12,372
                                             ============   ============         ============       ============   ================
     Cost                                    $      5,524   $      1,785         $      4,025       $      3,660   $            189
                                             ============   ============         ============       ============   ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                   AIM Variable
                                                  Insurance Funds
                                                    Sub-Account                   The Alger American Fund Sub-Accounts
                                                  --------------   ---------------------------------------------------------------

                                                  AIM V.I. Dent                       Income and     Leveraged          MidCap
                                                  Demographics (a)    Growth            Growth         AllCap           Growth
                                                  --------------   --------------   --------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $            -   $           71   $          130  $            -  $            -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                                -             (388)            (431)           (300)           (308)
     Administrative expense                                    -              (34)             (39)            (26)            (27)
                                                  --------------   --------------   --------------  --------------  --------------

         Net investment income (loss)                          -             (351)            (340)           (326)           (335)
                                                  --------------   --------------   --------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                       4           10,032           14,104           8,881          21,893
     Cost of investments sold                                  4           13,488           17,415          12,919          27,610
                                                  --------------   --------------   --------------  --------------  --------------

         Realized gains (losses) on fund shares                -           (3,456)          (3,311)         (4,038)         (5,717)

Realized gain distributions                                    -            3,844            2,453             815           9,491
                                                  --------------   --------------   --------------  --------------  --------------

         Net realized gains (losses)                           -              388             (858)         (3,223)          3,774

Change in unrealized gains (losses)                            5           (4,580)          (5,315)         (1,683)         (6,198)
                                                  --------------   --------------   --------------  --------------  --------------

         Net realized and unrealized gains
              (losses) on investments                          5           (4,192)          (6,173)         (4,906)         (2,424)
                                                  --------------   --------------   --------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $            5   $       (4,543)  $       (6,513) $       (5,232) $       (2,759)
                                                  ==============   ==============   ==============  ==============  ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                  Fidelity Variable
                                                    The Alger                                                         Insurance
                                                  American Fund                                                      Products Fund
                                                   Sub-Accounts        Federated Insurance Series Sub-Accounts       Sub-Accounts
                                                  --------------- ------------------------------------------------  ---------------
                                                                     Federated
                                                                   Fund for U.S.    Federated
                                                      Small          Government    High Income       Federated       VIP Asset
                                                  Capitalization   Securities II   Bond Fund II   Utility Fund II     Manager
                                                  --------------- --------------- -------------- -----------------  ---------------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                        $            4  $        1,214  $       2,412  $            535   $          891
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                            (103)           (481)          (263)             (203)            (259)
      Administrative expense                                 (10)            (48)           (26)              (20)             (28)
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net investment income (loss)                      (109)            685          2,123               312              604
                                                  --------------- --------------- -------------- ----------------- ----------------

 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                  9,856          13,616         30,418             3,763            4,280
      Cost of investments sold                            15,162          13,343         33,043             4,504            4,714
                                                  --------------- --------------- -------------- ----------------- ----------------

          Realized gains (losses) on fund shares          (5,306)            273         (2,625)             (741)            (434)

 Realized gain distributions                                   -               -              -                 -              334
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net realized gains (losses)                     (5,306)            273         (2,625)             (741)            (100)

 Change in unrealized gains (losses)                       2,093             525            255            (2,200)          (1,702)
                                                  --------------- --------------- -------------- ----------------- ----------------

          Net realized and unrealized gains
               (losses) on investments                    (3,213)            798         (2,370)           (2,941)          (1,802)
                                                  --------------- --------------- -------------- ----------------- ----------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                  $       (3,322) $        1,483  $        (247) $         (2,629)  $       (1,198)
                                                  =============== =============== ============== =================  ===============





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                          Fidelity Variable Insurance Products Fund Sub-Accounts
                                                  ---------------------------------------------------------------------------

                                                                    VIP Equity-                                     VIP Money
                                                  VIP Contrafund       Income       VIP Growth    VIP Index 500      Market
                                                  --------------    -----------     ----------    -------------    ----------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         467          1,521      $      70     $        808     $   3,784
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (710)        (1,111)        (1,042)            (927)       (1,197)
     Administrative expense                                 (71)          (116)          (107)             (81)         (112)
                                                  --------------    -----------     ----------    -------------    ----------

         Net investment income (loss)                      (314)           294         (1,079)            (200)        2,475
                                                  --------------    -----------     ----------    -------------    ----------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 11,811         48,315         27,365           27,178       834,463
     Cost of investments sold                            14,267         49,431         34,160           31,229       834,463
                                                  --------------    -----------     ----------    -------------    ----------
         Realized gains (losses) on fund shares          (2,456)        (1,116)        (6,795)          (4,051)            -

Realized gain distributions                               1,649          4,272          6,559                -             -
                                                  --------------    -----------     ----------    -------------    ----------

         Net realized gains (losses)                       (807)         3,156           (236)          (4,051)            -

Change in unrealized gains (losses)                      (7,843)        (9,340)       (18,021)          (7,070)            -
                                                  --------------    -----------     ----------    -------------    ----------

         Net realized and unrealized gains
              (losses) on investments                    (8,650)        (6,184)       (18,257)         (11,121)            -
                                                  --------------    -----------     ----------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $      (8,964)    $   (5,890)     $ (19,336)    $    (11,321)    $   2,475
                                                  ==============    ===========     ==========    =============    ==========


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                 Fidelity Variable                                                   Goldman Sachs
                                                     Insurance                                                        Variable
                                                   Products Fund        Fidelity Variable Insurance Products        Insurance Trust
                                                    Sub-Accounts         Fund (Service Class 2) Sub-Accounts          Sub-Accounts
                                                 -----------------  ----------------------------------------------- ---------------
                                                                         VIP         VIP Investment
                                                                    Equity-Income      Grade Bond      VIP Overseas     VIT CORE
                                                                       (Service         (Service         (Service      Small Cap
                                                    VIP Overseas     Class 2) (a)     Class 2) (a)     Class 2) (a)      Equity
                                                 -----------------  --------------   ---------------   ------------ ---------------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                       $            909   $           -    $            -   $          -    $         5
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                             (202)              -                (1)             -            (20)
      Administrative expense                                  (21)              -                 -              -             (2)
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net investment income (loss)                        686               -                (1)             -            (17)
                                                 -----------------  --------------   ---------------   ------------ ---------------


 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                 168,654               3                 1              -            487
      Cost of investments sold                            170,004               3                 1              -            531
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Realized gains (losses) on fund shares           (1,350)              -                 -              -            (44)

 Realized gain distributions                                1,437               -                 -              -              -
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net realized gains (losses)                          87               -                 -              -            (44)

 Change in unrealized gains (losses)                       (3,862)              7                (1)             -            111
                                                 -----------------  --------------   ---------------   ------------ ---------------

          Net realized and unrealized gains
               (losses) on investments                     (3,775)              7                (1)             -             67
                                                 -----------------  --------------   ---------------   ------------ ---------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                 $         (3,089)  $           7    $           (2)   $         -    $        50
                                                 =================  ==============   ===============   ============ ===============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                  Goldman Sachs
                                                     Variable                                                         J.P. Morgan
                                                  Insurance Trust                                                   Series Trust II
                                                    Sub-Accounts        IAI Retirement Funds, Inc. Sub-Accounts       Sub-Account
                                                 -----------------   ---------------------------------------------  ---------------

                                                 VIT International     Balanced        Regional        Reserve            Small
                                                       Equity        Portfolio (d)   Portfolio (d)   Portfolio (d)        Company
                                                 -----------------   -------------  --------------  --------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $             40    $          50  $          46   $           -    $            1
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                               (35)             (5)            (15)             (1)              (28)
     Administrative expense                                    (3)             (1)             (2)              -                (2)
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net investment income (loss)                           2              44              29              (1)              (29)
                                                 -----------------   -------------  --------------  --------------   ---------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                      348           2,117           6,313             366               646
     Cost of investments sold                                 458           2,294           7,392             365               756
                                                 -----------------   -------------  --------------  --------------   ---------------

         Realized gains (losses) on fund shares              (110)           (177)         (1,079)              1              (110)

Realized gain distributions                                     9               6           1,667               -                 -
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net realized gains (losses)                         (101)           (171)            588               1              (110)

Change in unrealized gains (losses)                          (572)             72            (687)             (1)              (66)
                                                 -----------------   -------------  --------------  --------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                        (673)            (99)            (99)              -              (176)
                                                 -----------------   -------------  --------------  --------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $           (671)   $        (55)  $         (70)  $          (1)   $         (205)
                                                 =================   =============  ==============  ==============   ===============



(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                             Janus Aspen Series Sub-Accounts
                                                 ----------------------------------------------------------------------------------

                                                    Aggressive                       Flexible                         Worldwide
                                                      Growth         Balanced         Income          Growth            Growth
                                                 ---------------  ---------------  --------------  --------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $            -   $        2,379   $       1,005   $          70   $           583
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (783)          (1,123)           (218)         (1,339)           (1,604)
     Administrative expense                                 (77)            (109)            (22)           (132)             (160)
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net investment income (loss)                      (860)           1,147             765          (1,401)           (1,181)
                                                 ---------------  ---------------  --------------  --------------  ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                 22,729           15,766           8,915          38,329           117,234
     Cost of investments sold                            36,730           15,869           8,773          47,634           128,500
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Realized gains (losses) on fund shares         (14,001)            (103)            142          (9,305)          (11,266)

Realized gain distributions                                   -                -               -             208                 -
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net realized gains (losses)                    (14,001)            (103)            142          (9,097)          (11,266)

Change in unrealized gains (losses)                     (21,331)          (6,548)              6         (23,864)          (25,187)
                                                 ---------------  ---------------  --------------  --------------  ----------------

         Net realized and unrealized gains
              (losses) on investments                   (35,332)          (6,651)            148         (32,961)          (36,453)
                                                 ---------------  ---------------  --------------  --------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $      (36,192)  $       (5,504)  $         913   $     (34,362)  $       (37,634)
                                                 ===============  ===============  ==============  ==============  ================




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                                     LSA Variable
                                                       Janus Aspen Series          Lazard Retirement Series, Inc.    Series Trust
                                                   (Service Shares) Sub-Accounts           Sub-Accounts              Sub-Accounts
                                                 --------------------------------  ------------------------------  ----------------

                                                  Global Value      Worldwide
                                                    (Service     Growth (Service    Emerging        International    LSA Aggressive
                                                  Shares) (a)       Shares) (a)      Markets           Equity         Growth (a)
                                                 -------------   ----------------  -----------      -------------  ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          -    $             -   $       3        $          -   $             -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             -                  -         (10)                (17)                -
     Administrative expense                                 -                  -          (1)                 (1)                -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net investment income (loss)                       -                  -          (8)                (18)                -
                                                 -------------   ----------------  -----------      -------------  ----------------


NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                    -                 15         446                 248                 -
     Cost of investments sold                               -                 15         565                 302                 -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Realized gains (losses) on fund shares             -                  -        (119)                (54)                -

Realized gain distributions                                 -                  -           -                   4                 -
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net realized gains (losses)                        -                  -        (119)                (50)                -

Change in unrealized gains (losses)                         -                 15          14                (305)                6
                                                 -------------   ----------------  -----------      -------------  ----------------

         Net realized and unrealized gains
              (losses) on investments                       -                 15        (105)               (355)                6
                                                 -------------   ----------------  -----------      -------------  ----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $          -    $            15   $    (113)       $       (373)  $             6
                                                 =============   ================  ===========      =============  ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                     LSA Variable Series Trust Sub-Accounts
                                                 -------------------------------------------------------------------------------

                                                                  LSA Basic      LSA Blue        LSA Capital     LSA Disciplined
                                                  LSA Balanced    Value (a)      Chip (a)     Appreciation (a)       Equity
                                                 -------------   ------------   -----------   ----------------   ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $         89    $         -    $        -     $            -    $             7
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                           (46)            (1)            -                  -                (33)
     Administrative expense                                (3)             -             -                  -                 (2)
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net investment income (loss)                      40             (1)            -                  -                (28)
                                                 -------------   ------------   -----------   ----------------   ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  534              1            28                  3                402
     Cost of investments sold                             522              1            28                  3                494
                                                 -------------   ------------   -----------   ----------------   ---------------

         Realized gains (losses) on fund shares            12              -             -                  -                (92)

Realized gain distributions                               242              -             -                  -                  -
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net realized gains (losses)                      254              -             -                  -                (92)

Change in unrealized gains (losses)                      (358)            27             1                  7               (217)
                                                 -------------   ------------   -----------   ----------------   ---------------

         Net realized and unrealized gains
              (losses) on investments                    (104)            27             1                  7               (309)
                                                 -------------   ------------   -----------   ----------------   ---------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $        (64)   $        26    $        1    $             7    $          (337)
                                                 =============   ============   ===========   ================   ===============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                                          LSA Variable Series Trust Sub-Accounts
                                                  ---------------------------------------------------------------------------------

                                                   LSA Diversified   LSA Emerging     LSA Focused   LSA International   LSA Mid Cap
                                                     Mid Cap (a)     Growth Equity        Equity       Growth Equity      Value (a)
                                                  ----------------   --------------   -----------   -----------------   -----------
 NET INVESTMENT INCOME (LOSS)
 Dividends                                        $             -    $           1    $        2    $              -    $        -
 Charges from Lincoln Benefit Life Company:
      Mortality and expense risk                                -              (31)          (33)                (46)            -
      Administrative expense                                    -               (2)           (2)                 (3)            -
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net investment income (loss)                          -              (32)          (33)                (49)            -
                                                  ----------------   --------------   -----------   -----------------   -----------

 NET REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
 Realized gains (losses) on fund shares:
      Proceeds from sales                                       -              797           295                 478             2
      Cost of investments sold                                  -            1,330           393                 580             2
                                                  ----------------   --------------   -----------   -----------------   -----------

          Realized gains (losses) on fund shares                -             (533)          (98)               (102)            -

 Realized gain distributions                                    -                -             -                   -             -
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net realized gains (losses)                           -             (533)          (98)               (102)            -

 Change in unrealized gains (losses)                           18               55          (256)               (380)            7
                                                  ----------------   --------------   -----------   -----------------   -----------

          Net realized and unrealized gains
               (losses) on investments                         18             (478)         (354)               (482)            7
                                                  ----------------   --------------   -----------   -----------------   -----------

 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS                                  $            18    $        (510)   $     (387)   $           (531)   $        7
                                                  ================   ==============   ===========   =================   ===========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                  LSA Variable
                                                  Series Trust
                                                  Sub-Accounts               MFS Variable Insurance Trust Sub-Accounts
                                                  -------------  --------------------------------------------------------------

                                                                  MFS Emerging                       MFS New
                                                   LSA Value         Growth       MFS Investors     Discovery     MFS Research
                                                     Equity          Series      Trust Series (b)     Series         Series
                                                  -------------  --------------  ----------------  -------------  -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         22   $           -   $            30   $          -   $          1
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (47)           (110)              (79)          (109)           (65)
     Administrative expense                                 (3)             (8)               (6)            (8)            (5)
                                                  -------------  --------------  ----------------  -------------  -------------

         Net investment income (loss)                      (28)           (118)              (55)          (117)           (69)
                                                  -------------  --------------  ----------------  -------------  -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   830           2,117             1,131          6,190          2,202
     Cost of investments sold                              860           3,226             1,270          7,139          2,879
                                                  -------------  --------------  ----------------  -------------  -------------

         Realized gains (losses) on fund shares            (30)         (1,109)             (139)          (949)          (677)

Realized gain distributions                                 97             520               153            267            613
                                                  -------------  --------------  ----------------  -------------  -------------

         Net realized gains (losses)                        67            (589)               14           (682)           (64)

Change in unrealized gains (losses)                       (270)         (2,977)           (1,088)          (145)        (1,236)
                                                  -------------  --------------  ----------------  -------------  -------------

         Net realized and unrealized gains
              (losses) on investments                     (203)         (3,566)           (1,074)          (827)        (1,300)
                                                  -------------  --------------  ----------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $       (231)  $      (3,684)  $        (1,129)  $       (944)  $     (1,369)
                                                  =============  ==============  ================  =============  =============



(b) Previously known as MFS Growth with Income


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)

                                                   MFS Variable
                                                 Insurance Trust     MFS Variable Insurance Trust          OCC Accumulation
                                                   Sub-Accounts      (Service Class) Sub-Accounts         Trust Sub-Accounts
                                                 ---------------  ---------------------------------  ------------------------------
                                                                        MFS
                                                                   New Discovery     MFS Utilities                       OCC
                                                    MFS Total     Series (Service   Series (Service                   Science and
                                                  Return Series      Class) (a)        Class) (a)      OCC Equity    Technology (c)
                                                 ---------------  ---------------  ----------------  --------------  --------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $          169   $            -   $             -   $           9   $           -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (113)               -                (1)            (24)             (1)
     Administrative expense                                  (9)               -                 -              (2)              -
                                                 ---------------  ---------------  ----------------  --------------  --------------
         Net investment income (loss)                        47                -                (1)            (17)             (1)
                                                 ---------------  ---------------  ----------------  --------------  --------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  3,092                -                 5             677              41
     Cost of investments sold                             3,080                -                 5             677              41
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Realized gains (losses) on fund shares              12                -                 -               -               -

Realized gain distributions                                 249                -                 -               8               -
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Net realized gains (losses)                        261                -                 -               8               -

Change in unrealized gains (losses)                        (364)              29                (1)           (182)            (27)
                                                 ---------------  ---------------  ----------------  --------------  --------------

         Net realized and unrealized gains
              (losses) on investments                      (103)              29                (1)           (174)            (27)
                                                 ---------------  ---------------  ----------------  --------------  --------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $          (56)  $           29   $            (2)  $        (191)  $         (28)
                                                 ===============  ===============  ================  ==============  ==============



(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001


See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                OCC Accumulation       Oppenheimer Variable
                                                      Trust           Account Funds (Service      PIMCO Variable Insurance
                                                  Sub-Accounts      Class ("SC")) Sub-Accounts       Trust Sub-Accounts
                                                  -------------  ------------------------------- ---------------------------
                                                                  Oppenheimer   Oppenheimer
                                                                 International  Main Street
                                                                     Growth    Small Cap Growth
                                                  OCC Small Cap     (SC)(a)        (SC)(a)        Foreign Bond    Money Market
                                                  -------------  ------------- -----------------  -------------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $          8    $        -     $         -      $        20     $       222
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (19)            -               -               (6)            (88)
     Administrative expense                                 (1)            -               -                -              (7)
                                                  ------------    ------------   ------------     ------------    ------------

         Net investment income (loss)                      (12)            -               -               14             127
                                                  ------------    ------------   ------------     ------------    ------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   601             -                8             115           3,805
     Cost of investments sold                              587             -                8             114           3,805
                                                  ------------    ------------   ------------     ------------    ------------

         Realized gains (losses) on fund shares             14             -               -                1               -

Realized gain distributions                                 72             -               -                -               -
                                                  ------------    ------------   ------------     ------------    ------------

         Net realized gains (losses)                        86             -               -                1               -

Change in unrealized gains (losses)                         12             -                6              12               -
                                                  ------------    ------------   ------------     ------------    ------------

         Net realized and unrealized gains
              (losses) on investments                       98             -                6              13               -
                                                  ------------    ------------   ------------     ------------    ------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $         86    $        -     $          6     $        27     $       127
                                                  ============    ============   ============     ============    ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                                                                                  Rydex Variable
                                                     PIMCO Variable Insurance               Putnam Variable            Trust
                                                        Trust Sub-Accounts                Trust Sub-Accounts        Sub-Account
                                                  ----------------------------    ------------------------------- --------------

                                                    StocksPLUS                                  VT International
                                                    Growth and   Total Return       VT High        Growth and
                                                      Income         Bond           Yield (a)       Income (a)    Rydex OTC (c)
                                                  -------------   -------------   ------------   --------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         89    $        188    $          -   $          -     $        -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (28)            (54)              -              -              -
     Administrative expense                                 (2)             (4)              -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

         Net investment income (loss)                       59             130               -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   612           1,086               2              -             35
     Cost of investments sold                              758           1,057               2              -             35
                                                  -------------   -------------   ------------   -------------    -----------

         Realized gains (losses) on fund shares           (146)             29               -              -              -

Realized gain distributions                                  -             113               -              -              -
                                                  -------------   -------------   ------------   -------------    -----------

         Net realized gains (losses)                      (146)            142               -              -              -

Change in unrealized gains (losses)                       (181)            (32)              2              1              4
                                                  -------------   -------------   ------------   -------------    -----------

         Net realized and unrealized gains
              (losses) on investments                     (327)            110               2              1              4
                                                  -------------   -------------   ------------   -------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $       (268)   $        240    $          2   $          1    $         4
                                                  =============   =============   ============   =============  =============


(a)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c)  For the Period Beginning May 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)                                 Salomon Brothers
                                                 Variable Series
                                                      Funds
                                                   Sub-Account            Scudder Variable Series I Sub-Accounts
                                                 ---------------- -------------------------------------------------------------

                                                                                                      Global         Growth and
                                                     Capital         Balanced         Bond          Discovery         Income
                                                 ---------------- -------------   -------------   -------------   -------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $         35    $        645    $        426    $          -    $         38
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (57)           (311)           (167)            (49)            (40)
     Administrative expense                                 (4)            (32)            (16)             (4)             (3)
                                                 ---------------- -------------   -------------   -------------   -------------

         Net investment income (loss)                      (26)            302             243             (53)             (5)
                                                 ---------------- -------------   -------------   -------------   -------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                   720           5,280           5,176           1,978           1,034
     Cost of investments sold                              731           5,930           5,114           2,381           1,158
                                                 ---------------- -------------   -------------   -------------   -------------

         Realized gains (losses) on fund shares            (11)           (650)             62            (403)           (124)

Realized gain distributions                                 50             992               -              73              72
                                                 ---------------- -------------   -------------   -------------   -------------

         Net realized gains (losses)                        39             342              62            (330)            (52)

Change in unrealized gains (losses)                        (35)         (2,626)             59            (827)           (364)
                                                 ---------------- -------------   -------------   -------------   -------------

         Net realized and unrealized gains
              (losses) on investments                        4          (2,284)            121          (1,157)           (416)
                                                 ---------------- -------------   -------------   -------------   -------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                   $        (22)   $     (1,982)   $        364    $     (1,210)   $       (421)
                                                 ================ =============   =============   =============   =============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)                                                                                                         Strong
                                                Scudder Variable                                                       Opportunity
                                                     Series I                                                         Fund II, Inc.
                                                  Sub-Accounts       STI Classic Variable Trust Sub-Accounts           Sub-Account
                                                ---------------  -------------------------------------------------  ----------------

                                                                   STI Capital  STI International    STI Value        Opportunity
                                                 International    Appreciation         Equity       Income Stock        Fund II
                                                ---------------  --------------- ----------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $           19   $            -   $            -   $           44   $           42
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                            (63)              (5)              (8)             (31)            (115)
     Administrative expense                                 (5)               -               (1)              (2)              (9)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net investment income (loss)                      (49)              (5)              (9)              11              (82)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                               251,495              393            5,845            2,915            4,424
     Cost of investments sold                          252,312              409            5,863            3,024            5,038
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains (losses) on fund shares           (817)             (16)             (18)            (109)            (614)

Realized gain distributions                                886               28                1                -            1,748
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized gains (losses)                        69               12              (17)            (109)           1,134

Change in unrealized gains (losses)                       (267)              (8)             (53)             (76)          (1,708)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized and unrealized gains
              (losses) on investments                     (198)               4              (70)            (185)            (574)
                                                ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $         (247)  $           (1)  $          (79)  $         (174)  $         (656)
                                                ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------

($ in thousands)

                                                     Strong Variable Insurance
                                                      Funds, Inc. Sub-Accounts      T. Rowe Price Equity Series, Inc. Sub-Accounts
                                                 --------------------------------  -------------------------------------------------

                                                                                                     T. Rowe Price    T. Rowe Price
                                                     Discovery     Mid Cap Growth   T. Rowe Price        Mid-Cap       New America
                                                      Fund II          Fund II      Equity Income        Growth          Growth
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)
Dividends                                        $           35   $            -   $          185   $            -   $            -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                             (56)            (136)            (152)             (97)             (21)
     Administrative expense                                  (5)             (11)             (12)              (8)              (2)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net investment income (loss)                       (26)            (147)              21             (105)             (23)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------
NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                                  6,776            9,086            6,681            5,890              847
     Cost of investments sold                             7,804           13,028            6,699            5,902            1,095
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Realized gains (losses) on fund shares          (1,028)          (3,942)             (18)             (12)            (248)

Realized gain distributions                                 899                -              225                -               28
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized gains (losses)                       (129)          (3,942)             207              (12)            (220)

Change in unrealized gains (losses)                         (29)            (687)            (319)              95              (72)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

         Net realized and unrealized gains
              (losses) on investments                      (158)          (4,629)            (112)              83             (292)
                                                 ---------------  ---------------  ---------------  ---------------  ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                  $         (184)  $       (4,776)  $          (91)  $          (22)  $         (315)
                                                 ===============  ===============  ===============  ===============  ===============

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------

($ in thousands)                                T. Rowe Price                                                          Van Kampen
                                                International                                                       Life Investment
                                                 Series, Inc.                                                       Trust (Class II)
                                                 Sub-Account   The Universal Institutional Funds, Inc. Sub-Accounts   Sub-Account
                                                -------------- ---------------------------------------------------- ----------------

                                                T. Rowe Price                                                        LIT Growth
                                                International                        Mid Cap          Mid Cap        and Income
                                                    Stock        High Yield          Growth            Value        (Class II)(a)
                                                --------------  -------------     --------------   ---------------- ----------------
NET INVESTMENT INCOME (LOSS)
Dividends                                       $         103    $        162      $          -     $          -       $          -
Charges from Lincoln Benefit Life Company:
     Mortality and expense risk                           (72)            (19)              (37)             (35)                 -
     Administrative expense                                (6)             (1)               (3)              (3)                 -
                                                --------------  -------------     --------------   -------------    ----------------

         Net investment income (loss)                      25             142               (40)             (38)                 -
                                                --------------  -------------     --------------   -------------    ----------------

NET REALIZED AND UNREALIZED GAINS
     (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
     Proceeds from sales                              213,218             705             1,227              617                  3
     Cost of investments sold                         212,508             807             1,589              714                  3
                                                --------------  -------------     --------------   -------------    ----------------

         Realized gains (losses) on fund shares           710            (102)             (362)             (97)                 -

Realized gain distributions                                 -               -                 -                3                  -
                                                --------------  -------------     --------------   -------------    ----------------

         Net realized gains (losses)                      710            (102)             (362)             (94)                 -

Change in unrealized gains (losses)                      (323)           (169)             (557)              56                  7
                                                --------------  -------------     --------------   -------------    ----------------

         Net realized and unrealized gains
              (losses) on investments                     387            (271)             (919)             (38)                 7
                                                --------------  -------------     --------------   -------------    ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS                                 $         412    $       (129)     $       (959)    $        (76)      $          7
                                                ==============  ==============    ==============   ==============    ===============

(a)  For the Period Beginning August 1, 2001 and Ended December 31, 2001

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands                                  AIM Variable
                                               Insurance Funds
                                                 Sub-Account          The Alger American Fund Sub-Accounts
                                                -------------  --------------------------------------------------------

                                                AIM V.I. Dent
                                                 Demographics            Growth                 Income and Growth
                                                -------------  --------------------------    --------------------------

                                                  2001 (a)        2001           2000            2001           2000
                                                -------------  -----------    -----------    ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $          -   $     (351)    $     (493)    $      (340)    $     (444)
Net realized gains (losses)                                -          388          6,204            (858)         7,231
Change in unrealized gains (losses)                        5       (4,580)       (12,443)         (5,315)        (8,319)
                                                -------------  -----------    -----------    ------------    -----------

Increase (decrease) in net assets
  from operations                                          5       (4,543)        (6,732)         (6,513)        (1,532)
                                                -------------  -----------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  84        4,013         14,308           5,428         13,097
Benefit payments                                           -         (212)          (175)           (419)          (360)
Payments on termination                                    -       (2,454)        (3,464)         (2,645)        (2,487)
Loans - net                                                -            1             (5)             (4)             -
Contract administration charges                            -          (18)           (16)            (13)           (10)
Transfers among the sub-accounts
  and with the Fixed Account - net                        14       (3,355)           709          (1,809)         7,045
                                                -------------  -----------    -----------    ------------    -----------

Increase (decrease) in net assets
  from capital transactions                               98       (2,025)        11,357             538         17,285
                                                -------------  -----------    -----------    ------------    -----------

INCREASE (DECREASE) IN NET ASSETS                        103       (6,568)         4,625          (5,975)        15,753

NET ASSETS AT BEGINNING OF PERIOD                          -       34,573         29,948          38,483         22,730
                                                -------------  -----------    -----------    ------------    -----------

NET ASSETS AT END OF PERIOD                     $        103   $   28,005     $   34,573     $    32,508     $   38,483
                                                =============  ===========    ===========    ============    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period                -     2,534,676      1,805,523       2,403,466      1,354,028
       Units issued                                  10,980       590,246      1,600,980       1,072,253      1,461,156
       Units redeemed                                  (426)     (720,355)      (871,827)     (1,026,149)      (411,718)
                                                -------------  -----------    -----------    ------------    -----------
  Units outstanding at end of period                 10,554     2,404,567      2,534,676       2,449,570      2,403,466
                                                =============  ===========    ===========    ============    ===========

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                      The Alger American Fund Sub-Accounts
                                              --------------------------------------------------------------------------------------


                                                    Leveraged AllCap              MidCap Growth             Small Capitalization
                                              --------------------------    --------------------------   ---------------------------

                                                  2001           2000          2001            2000         2001            2000
                                              -----------    -----------    -----------    -----------   ------------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                  $     (326)    $     (439)    $     (335)    $     (264)   $      (109)    $     (150)
Net realized gains (losses)                       (3,223)         3,782          3,774          2,045         (5,306)         4,359
Change in unrealized gains (losses)               (1,683)       (13,774)        (6,198)        (2,978)         2,093         (7,964)
                                              -----------    -----------    -----------    -----------   ------------    -----------

Increase (decrease) in net assets
  from operations                                 (5,232)       (10,431)        (2,759)        (1,197)        (3,322)        (3,755)
                                              -----------    -----------    -----------    -----------   ------------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           2,272         15,835          3,664          8,926          1,014          3,918
Benefit payments                                    (163)          (124)          (329)           (66)          (113)           (59)
Payments on termination                           (1,599)        (2,107)        (1,805)        (1,284)          (476)          (759)
Loans - net                                           (3)             6              1             (1)            (5)           (10)
Contract administration charges                      (20)           (15)           (12)            (5)            (5)            (4)
Transfers among the sub-accounts
  and with the Fixed Account - net                (3,693)         5,115         (6,059)        16,981          1,985          2,880
                                              -----------    -----------    -----------    -----------   ------------    -----------

Increase (decrease) in net assets
  from capital transactions                       (3,206)        18,710         (4,540)        24,551          2,400          5,966
                                              -----------    -----------    -----------    -----------   ------------    -----------

INCREASE (DECREASE) IN NET ASSETS                 (8,438)         8,279         (7,299)        23,354           (922)         2,211

NET ASSETS AT BEGINNING OF PERIOD                 29,633         21,354         31,089          7,735          9,928          7,717
                                              -----------    -----------    -----------    -----------   ------------    -----------

NET ASSETS AT END OF PERIOD                   $   21,195     $   29,633     $   23,790     $   31,089    $     9,006     $    9,928
                                              ===========    ===========    ===========    ===========   ============    ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period     1,769,649        904,469      1,933,528        500,219        877,086        491,199
     Units issued                                526,298      1,503,573        643,609      2,317,237      1,640,531      1,099,283
     Units redeemed                             (713,074)      (638,393)      (959,416)      (883,928)    (1,333,729)      (713,396)
                                              -----------    -----------    -----------    -----------   ------------    -----------
  Units outstanding at end of period           1,582,873      1,769,649      1,617,721      1,933,528      1,183,888        877,086
                                              ===========    ===========    ===========    ===========   ============    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                  Federated Insurance Series Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                               Federated Fund for U.S.      Federated High Income
                                              Government Securities II            Bond Fund II            Federated Utility Fund II
                                             --------------------------    --------------------------    --------------------------

                                                2001           2000           2001           2000            2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       685    $       406    $     2,123    $     1,381    $       312    $       270
Net realized gains (losses)                          273            (89)        (2,625)        (1,222)          (741)           373
Change in unrealized gains (losses)                  525            859            255         (1,958)        (2,200)        (2,391)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from operations                                  1,483          1,176           (247)        (1,799)        (2,629)        (1,748)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           5,688          2,699          2,210          2,456          1,624          3,238
Benefit payments                                    (280)           (67)           (60)          (261)          (297)          (209)
Payments on termination                           (4,261)        (1,001)        (1,926)        (2,823)        (1,380)        (1,786)
Loans - net                                           (2)             -             (3)             -              1              2
Contract administration charges                      (14)            (7)            (7)           (15)            (7)           (16)
Transfers among the sub-accounts
  and with the Fixed Account - net                38,072          2,292          5,217           (996)           789            420
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from capital transactions                       39,203          3,916          5,431         (1,639)           730          1,649
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                 40,686          5,092          5,184         (3,438)        (1,899)           (99)

NET ASSETS AT BEGINNING OF PERIOD                 17,239         12,147         15,734         19,172         16,345         16,444
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $    57,925    $    17,239    $    20,918    $    15,734    $    14,446    $    16,345
                                             ===========    ===========    ===========    ===========    ===========    ===========

UNITS OUTSTANDING
  Units outstanding at beginning of period     1,419,834      1,061,383      1,373,875      1,421,294      1,298,519      1,080,900
     Units issued                              4,263,727      1,446,308      2,788,643      1,914,499        393,875        527,192
     Units redeemed                           (1,096,079)    (1,087,857)    (2,191,331)    (1,961,918)      (329,011)      (309,573)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period           4,587,482      1,419,834      1,971,187      1,373,875      1,363,383      1,298,519
                                             ===========    ===========    ===========    ===========    ===========    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                               Fidelity Variable Insurance Products Fund Sub-Accounts
                                             --------------------------------------------------------------------------------------

                                                  VIP Asset Manager             VIP Contrafund                VIP Equity-Income
                                             --------------------------    --------------------------    --------------------------

                                                2001            2000          2001           2000           2001           2000
                                             -----------    -----------    -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                 $       604    $       407    $      (314)   $      (682)   $       294    $       321
Net realized gains (losses)                         (100)         1,816           (807)         9,484          3,156          6,140
Change in unrealized gains (losses)               (1,702)        (3,464)        (7,843)       (14,200)        (9,340)          (772)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from operations                                 (1,198)        (1,241)        (8,964)        (5,398)        (5,890)         5,689
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                           1,636          2,859          5,235         14,042          6,698         10,909
Benefit payments                                    (286)          (126)          (554)          (567)          (583)          (624)
Payments on termination                           (2,739)        (2,461)        (4,037)        (7,498)       (10,400)       (11,954)
Loans - net                                            -              -             (5)            (2)            12            (46)
Contract administration charges                       (9)           (32)           (31)           (55)           (39)          (117)
Transfers among the sub-accounts
  and with the Fixed Account - net                   627             24         (3,582)         1,335          2,099         (2,455)
                                             -----------    -----------    -----------    -----------    -----------    -----------

Increase (decrease) in net assets
  from capital transactions                         (771)           264         (2,974)         7,255         (2,213)        (4,287)
                                             -----------    -----------    -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                 (1,969)          (977)       (11,938)         1,857         (8,103)         1,402

NET ASSETS AT BEGINNING OF PERIOD                 22,256         23,233         65,523         63,666         92,438         91,036
                                             -----------    -----------    -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                  $    20,287    $    22,256    $    53,585    $    65,523    $    84,335    $    92,438
                                             ===========    ===========    ===========    ===========    ===========    ===========


UNITS OUTSTANDING
  Units outstanding at beginning of period     1,504,003      1,408,532      4,022,484      3,327,549      4,910,870      4,656,405
     Units issued                                341,879        389,834        931,916      1,453,912      3,173,484      1,847,933
     Units redeemed                             (351,242)      (294,363)    (1,023,189)      (758,977)    (3,070,753)    (1,593,468)
                                             -----------    -----------    -----------    -----------    -----------    -----------
  Units outstanding at end of period           1,494,640      1,504,003      3,931,211      4,022,484      5,013,601      4,910,870
                                             ===========    ===========    ===========    ===========    ===========    ===========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                 Fidelity Variable Insurance Products Fund Sub-Accounts
                                                ----------------------------------------------------------------------------------

                                                        VIP Growth                 VIP Index 500             VIP Money Market
                                                --------------------------  --------------------------  --------------------------

                                                     2001         2000           2001          2000          2001          2000
                                                ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $     (1,079) $     (1,400) $       (200) $       (352) $      2,475  $      3,091
Net realized gains (losses)                             (236)       15,245        (4,051)        1,545             -             -
Change in unrealized gains (losses)                  (18,021)      (28,635)       (7,070)       (9,473)            -             -
                                                ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
     from operations                                 (19,336)      (14,790)      (11,321)       (8,280)        2,475         3,091
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                               5,873        20,438         9,092        24,433        28,427        74,155
Benefit payments                                        (478)         (810)         (524)         (421)       (1,014)         (664)
Payments on termination                               (7,627)       (9,345)       (4,499)       (6,357)      (16,673)       (9,252)
Loans - net                                                -            (1)           (8)           (9)           (1)           47
Contract administration charges                          (48)         (121)          (36)          (35)          (22)          (31)
Transfers among the sub-accounts
     and with the Fixed Account - net                 (2,754)        7,216           630         6,742        12,780       (52,465)
                                                ------------  ------------  ------------  ------------  ------------  ------------

Increase (decrease) in net assets
     from capital transactions                        (5,034)       17,377         4,655        24,353        23,497        11,790
                                                ------------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS                    (24,370)        2,587        (6,666)       16,073        25,972        14,881

NET ASSETS AT BEGINNING OF PERIOD                    100,465        97,878        75,322        59,249        81,027        66,146
                                                ------------  ------------  ------------  ------------  ------------  ------------

NET ASSETS AT END OF PERIOD                     $     76,095  $    100,465  $     68,656  $     75,322  $    106,999  $     81,027
                                                ============  ============  ============  ============  ============  ============

UNITS OUTSTANDING
     Units outstanding at beginning of period      4,626,382     3,460,148     6,170,479     4,290,305     6,899,827     5,682,745
        Units issued                               1,443,045     2,207,613     3,210,119     3,178,334    69,574,913    41,714,937
        Units redeemed                            (1,529,511)   (1,041,379)   (2,826,649)   (1,298,160)  (67,495,073)  (40,497,855)
                                                ------------  ------------  ------------  ------------  ------------  ------------
     Units outstanding at end of period            4,539,916     4,626,382     6,553,949     6,170,479     8,979,667     6,899,827
                                                ============  ============  ============  ============  ============  ============






See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                Fidelity Variable Insurance           Fidelity Variable Insurance Products
                                                 Products Fund Sub-Accounts           Fund (Service Class 2) Sub-Accounts
                                                ---------------------------  -----------------------------------------------------
                                                                                    VIP          VIP Investment
                                                                               Equity-Income       Grade Bond       VIP Overseas
                                                        VIP Overseas         (Service Class 2)  (Service Class 2) (Service Class 2)
                                                ---------------------------  -----------------  ----------------- ----------------

                                                    2001           2000            2001 (a)          2001 (a)         2001 (a)
                                                ------------   ------------  ------------------ ----------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $        686   $         90  $                - $              (1)$              -
Net realized gains (losses)                               87          4,037                   -                 -                -
Change in unrealized gains (losses)                   (3,862)        (8,829)                  7                (1)               -
                                                ------------   ------------  ------------------ ----------------- ----------------

Increase (decrease) in net assets
     from operations                                  (3,089)        (4,702)                  7                (2)               -
                                                ------------   ------------  ------------------ ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                 959          2,998                 122               151                1
Benefit payments                                        (179)          (316)                  -                 -                -
Payments on termination                               (1,355)        (6,994)                  -                 -                -
Loans - net                                                3              5                   -                 -                -
Contract administration charges                           (7)           (30)                  -                 -                -
Transfers among the sub-accounts
     and with the Fixed Account - net                    360         (2,358)                 24               207                2
                                                ------------   ------------  ------------------ ----------------- ----------------
Increase (decrease) in net assets
     from capital transactions                          (219)        (6,695)                146               358                3
                                                ------------   ------------  ------------------ ----------------- ----------------

INCREASE (DECREASE) IN NET ASSETS                     (3,308)       (11,397)                153               356                3

NET ASSETS AT BEGINNING OF PERIOD                     17,314         28,711                   -                 -                -
                                                ------------   ------------  ------------------ ----------------- ----------------

NET ASSETS AT END OF PERIOD                     $     14,006   $     17,314  $              153 $             356 $              3
                                                ============   ============  ================== ================= ================


UNITS OUTSTANDING
     Units outstanding at beginning of period      1,150,182      1,458,243                   -                 -                -
        Units issued                              12,166,081      4,691,774              16,194            35,153              285
        Units redeemed                           (12,044,874)    (4,999,835)               (345)              (62)               -
                                                ------------   ------------  ------------------ ----------------- ----------------
     Units outstanding at end of period            1,271,389      1,150,182              15,849            35,091              285
                                                ============   ============  ================== ================= ================


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                          IAI Retirement Funds, Inc
                                                   Goldman Sachs Variable Insurance Trust Sub-Accounts          Sub-Accounts
                                                -------------------------------------------------------   ------------------------

                                                                                                                   Balanced
                                                VIT CORE Small Cap Equity      VIT International Equity            Portfolio
                                                --------------------------   ---------------------------  ------------------------

                                                    2001           2000           2001           2000       2001 (d)       2000
                                                -----------    -----------    -----------    -----------  -----------    ---------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $       (17)   $        (8)   $         2    $       (21) $        44    $      38
Net realized gains (losses)                             (44)            50           (101)           139         (171)         259
Change in unrealized gains (losses)                     111            (65)          (572)          (379)          72         (353)
                                                -----------    -----------    -----------    -----------  -----------    ---------

Increase (decrease) in net assets
     from operations                                     50            (23)          (671)          (261)         (55)         (56)
                                                -----------    -----------    -----------    -----------  -----------    ---------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                445            544            921          2,055            7           87
Benefit payments                                        (13)             -            (14)             -          (44)         (12)
Payments on termination                                 (76)           (38)          (103)           (33)         (50)        (267)
Loans - net                                               -              -              -              -            -            -
Contract administration charge                            -              -              -              -            -           (4)
Transfers among the sub-accounts
     and with the Fixed Account - net                    28            533            119            409       (2,018)        (515)
                                                -----------    -----------    -----------    -----------  -----------    ---------

Increase (decrease) in net assets
     from capital transactions                          384          1,039            923          2,431       (2,105)        (711)
                                                -----------    -----------    -----------    -----------  -----------    ---------

INCREASE (DECREASE) IN NET ASSETS                       434          1,016            252          2,170       (2,160)        (767)

NET ASSETS AT BEGINNING OF PERIOD                     1,456            440          2,511            341        2,160        2,927
                                                -----------    -----------    -----------    -----------  -----------    ---------

NET ASSETS AT END OF PERIOD                     $     1,890    $     1,456    $     2,763    $     2,511  $         -    $   2,160
                                                ===========    ===========    ===========    ===========  ===========    =========


UNITS OUTSTANDING
     Units outstanding at beginning of period       119,104         36,103        238,848         27,773      136,970      180,094
        Units issued                                 74,204         96,005        143,913        215,639        4,088       10,362
        Units redeemed                              (43,234)       (13,004)       (39,624)        (4,564)    (141,058)     (53,486)
                                                -----------    -----------    -----------    -----------  -----------    ---------
     Units outstanding at end of period             150,074        119,104        343,137        238,848            -      136,970
                                                ===========    ===========    ===========    ===========  ===========    =========


(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                               J.P. Morgan
                                                       IAI Retirement Funds, Inc. Sub-Accounts          Series Trust II Sub-Account
                                                ------------------------------------------------------  ---------------------------

                                                          Regional                    Reserve
                                                         Portfolio                   Portfolio                  Small Company
                                                --------------------------  --------------------------  ---------------------------

                                                   2001 (d)       2000        2001 (d)        2000          2001           2000
                                                ------------  ------------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $         29  $        (94) $         (1) $         17  $        (29) $         (17)
Net realized gains (losses)                              588         2,032             1            (3)         (110)            38
Change in unrealized gains (losses)                     (687)       (1,348)           (1)            3           (66)          (249)
                                                ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from operations                                     (70)          590            (1)           17          (205)          (228)
                                                ------------  ------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                                  20           152            12            23           543          1,417
Benefit payments                                           -           (41)            -             -           (31)             -
Payments on termination                                 (160)       (1,091)          (18)          (63)          (62)           (24)
Loans - net                                                -             2             -             -             -              -
Contract administration charges                           (1)          (22)            -            (2)            -
Transfers among the sub-accounts
     and with the Fixed Account - net                 (6,150)       (3,849)         (345)          (72)         (262)           548
                                                ------------  ------------  ------------  ------------  ------------  -------------

Increase (decrease) in net assets
     from capital transactions                        (6,291)       (4,849)         (351)         (114)          188          1,941
                                                ------------  ------------  ------------  ------------  ------------  -------------

INCREASE (DECREASE) IN NET ASSETS                     (6,361)       (4,259)         (352)          (97)          (17)         1,713

NET ASSETS AT BEGINNING OF PERIOD                      6,361        10,620           352           449         2,309            596
                                                ------------  ------------  ------------  ------------  ------------  -------------

NET ASSETS AT END OF PERIOD                     $          -  $      6,361  $          -  $        352  $      2,292  $       2,309
                                                ============  ============  ============  ============  ============  =============

UNITS OUTSTANDING
     Units outstanding at beginning of period        304,285       533,632        28,841        38,476       188,615         42,567
        Units issued                                 119,157        21,570         1,134         3,621        76,133        162,620
        Units redeemed                              (423,442)     (250,917)      (29,975)      (13,256)      (58,193)       (16,572)
                                                ------------  ------------  ------------  ------------  ------------  -------------
     Units outstanding at end of period                    -       304,285             -        28,841       206,555        188,615
                                                ============  ============  ============  ============  ============  =============


(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001





      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                       Janus Aspen Series Sub-Accounts
                                                -----------------------------------------------------------------------------------


                                                    Aggressive Growth             Balanced                      Flexible Income
                                                ------------------------   --------------------------    --------------------------


                                                    2001         2000          2001           2000           2001           2000
                                                -----------  -----------   -----------    -----------    -----------    -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      (860) $     4,932   $     1,147    $     3,487    $       765    $       589
Net realized gains (losses)                         (14,001)      16,110          (103)         6,078            142           (164)
Change in unrealized gains (losses)                 (21,331)     (67,013)       (6,548)       (12,801)             6            217
                                                -----------  -----------   -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from operations                                (36,192)     (45,971)       (5,504)        (3,236)           913            642
                                                -----------  -----------   -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              5,516       38,591        10,116         22,515          2,510          2,006
Benefit payments                                       (421)        (472)         (816)          (494)          (234)          (100)
Payments on termination                              (5,271)     (11,446)       (7,829)        (6,765)        (1,588)          (961)
Loans - net                                               1          (73)            2             (7)            (3)            (3)
Contract administration charges                         (47)         (92)          (42)           (55)            (5)            (8)
Transfers among the sub-accounts
     and with the Fixed Account - net                (6,976)      11,441         5,682          6,979          6,080         (2,424)
                                                -----------  -----------   -----------    -----------    -----------    -----------

Increase (decrease) in net assets
     from capital transactions                       (7,198)      37,949         7,113         22,173          6,760         (1,490)
                                                -----------  -----------   -----------    -----------    -----------    -----------

INCREASE (DECREASE) IN NET ASSETS                   (43,390)      (8,022)        1,609         18,937          7,673           (848)

NET ASSETS AT BEGINNING OF PERIOD                    90,604       98,626        87,374         68,437         13,771         14,619
                                                -----------  -----------   -----------    -----------    -----------    -----------

NET ASSETS AT END OF PERIOD                     $    47,214  $    90,604   $    88,983    $    87,374    $    21,444    $    13,771
                                                ===========  ===========   ===========    ===========    ===========    ===========


UNITS OUTSTANDING
     Units outstanding at beginning of period     3,833,877    2,297,490     4,810,237      3,207,742      1,009,602      1,074,532
        Units issued                              1,002,854    2,903,650     1,679,456      2,096,790      1,211,077        309,321
        Units redeemed                           (1,420,067)  (1,367,263)   (1,043,088)      (494,295)      (640,779)      (374,251)
                                                -----------  -----------   -----------    -----------    -----------    -----------
     Units outstanding at end of period           3,416,664    3,833,877     5,446,605      4,810,237      1,579,900      1,009,602
                                                ===========  ===========   ===========    ===========    ===========    ===========



See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                                                           Janus Aspen Series
                                                         Janus Aspen Series Sub-Accounts            (Service Shares) Sub-Accounts
                                                ------------------------------------------------- ---------------------------------
                                                                                                                      Worldwide
                                                                                                    Global Value        Growth
                                                         Growth               Worldwide Growth    (Service Shares) (Service Shares)
                                                ------------------------  ----------------------- ----------------  --------------

                                                    2001         2000         2001        2000        2001 (a)          2001 (a)
                                                -----------  -----------  ----------- ----------- --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $    (1,401) $     1,364  $    (1,181)$     1,094 $            -    $            -
Net realized gains (losses)                          (9,097)      14,286      (11,266)     27,365              -                 -
Change in unrealized gains (losses)                 (23,864)     (39,231)     (25,187)    (59,858)             -                15
                                                -----------  -----------  ----------- ----------- --------------    --------------

Increase (decrease) in net assets
     from operations                                (34,362)     (23,581)     (37,634)    (31,399)             -                15
                                                -----------  -----------  ----------- ----------- --------------    --------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              7,194       36,871        9,414      43,746              2               162
Benefit payments                                       (682)      (1,004)        (718)       (904)             -                 -
Payments on termination                              (8,559)     (11,670)     (10,651)    (16,978)             -                 -
Loans - net                                              (5)         (30)           2         (76)             -                 -
Contract administration charges                         (58)         (98)         (68)       (139)             -                 -
Transfers among the sub-accounts
     and with the Fixed Account - net                  (954)      10,381      (14,084)     12,084              6               157
                                                -----------  -----------  ----------- ----------- --------------    --------------

Increase (decrease) in net assets
     from capital transactions                       (3,064)      34,450      (16,105)     37,733              8               319
                                                -----------  -----------  ----------- ----------- --------------    --------------

INCREASE (DECREASE) IN NET ASSETS                   (37,426)      10,869      (53,739)      6,334              8               334

NET ASSETS AT BEGINNING OF PERIOD                   124,527      113,658      160,767     154,433              -                 -
                                                -----------  -----------  ----------- ----------- --------------    --------------

NET ASSETS AT END OF PERIOD                     $    87,101  $   124,527  $   107,028 $   160,767 $            8    $          334
                                                ===========  ===========  =========== =========== ==============    ==============


UNITS OUTSTANDING
     Units outstanding at beginning of period     6,372,911    4,232,439    7,440,950   4,995,500              -                 -
        Units issued                              2,280,585    3,699,919    4,633,458   9,874,259            736            36,284
        Units redeemed                           (2,550,884)  (1,559,447)  (5,257,281) (7,428,809)            (1)           (1,637)
                                                -----------  -----------  ----------- ----------- --------------    --------------
     Units outstanding at end of period           6,102,612    6,372,911    6,817,127   7,440,950            735            34,647
                                                ===========  ===========  =========== =========== ==============    ==============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                                     LSA Variable
                                                                                                     Series Trust
                                                   Lazard Retirement Series, Inc. Sub-Accounts       Sub-Accounts
                                                ------------------------------------------------    ---------------

                                                                                                     LSA Aggressive
                                                    Emerging Markets       International Equity         Growth
                                                ----------------------    ----------------------    ---------------

                                                     2001         2000         2001         2000           2001 (a)
                                                ---------    ---------    ---------    ---------    ---------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      (8)   $      (5)   $     (18)   $      (6)   $             -
Net realized gains (losses)                          (119)         (25)         (50)           4                  -
Change in unrealized gains (losses)                    14         (161)        (305)         (80)                 6
                                                ---------    ---------    ---------    ---------    ---------------

Increase (decrease) in net assets
     from operations                                 (113)        (191)        (373)         (82)                 6
                                                ---------    ---------    ---------    ---------    ---------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              147          451          457          872                 29
Benefit payments                                      (31)           -            -          (13)                 -
Payments on termination                               (23)          (6)         (98)         (33)                 -
Loans - net                                             -            -            -            -                  -
Contract administration charges                         -            -            -            -                  -
Transfers among the sub-accounts
     and with the Fixed Account - net                 192          124          130          212                153
                                                ---------    ---------    ---------    ---------    ---------------

Increase (decrease) in net assets
     from capital transactions                        285          569          489        1,038                182
                                                ---------    ---------    ---------    ---------    ---------------

INCREASE (DECREASE) IN NET ASSETS                     172          378          116          956                188

NET ASSETS AT BEGINNING OF PERIOD                     572          194        1,308          352                  -
                                                ---------    ---------    ---------    ---------    ---------------

NET ASSETS AT END OF PERIOD                     $     744    $     572    $   1,424    $   1,308    $           188
                                                =========    =========    =========    =========    ===============


UNITS OUTSTANDING
     Units outstanding at beginning of period      60,820       14,612      130,655       31,271                  -
        Units issued                               75,667      118,340       89,435      118,045             20,019
        Units redeemed                            (51,882)     (72,132)     (30,006)     (18,661)               (19)
                                                ---------    ---------    ---------    ---------    ---------------
     Units outstanding at end of period            84,605       60,820      190,084      130,655             20,000
                                                =========    =========    =========    =========    ===============


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                LSA Variable Series Trust Sub-Accounts
                                                -------------------------------------------------------------------

                                                                          LSA Basic                    LSA Capital
                                                     LSA Balanced           Value      LSA Blue Chip   Appreciation
                                                ----------------------    ---------    -------------   ------------

                                                   2001         2000       2001 (a)       2001 (a)       2001 (a)
                                                ---------    ---------    ---------    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $      40    $      46    $      (1)   $           -   $          -
Net realized gains (losses)                           254           92            -                -              -
Change in unrealized gains (losses)                  (358)          22           27                1              7
                                                ---------    ---------    ---------    -------------   ------------

Increase (decrease) in net assets
     from operations                                  (64)         160           26                1              7
                                                ---------    ---------    ---------    -------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            1,796        1,959          361              171             68
Benefit payments                                     (107)           -            -                -              -
Payments on termination                              (156)         (33)           -                -              -
Loans - net                                             -            -            -                -              -
Contract administration charges                        (1)           -            -                -              -
Transfers among the sub-accounts
     and with the Fixed Account - net               1,251           (1)          34               33             14
                                                ---------    ---------    ---------    -------------   ------------

Increase (decrease) in net assets
     from capital transactions                      2,783        1,925          395              204             82
                                                ---------    ---------    ---------    -------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   2,719        2,085          421              205             89

NET ASSETS AT BEGINNING OF PERIOD                   2,163           78            -                -              -
                                                ---------    ---------    ---------    -------------   ------------

NET ASSETS AT END OF PERIOD                     $   4,882    $   2,163    $     421    $         205   $         89
                                                =========    =========    =========    =============   ============


UNITS OUTSTANDING
     Units outstanding at beginning of period     193,782        7,512            -                -              -
        Units issued                              287,248      211,670       43,953           23,851          9,203
        Units redeemed                            (42,807)     (25,400)         (83)          (2,861)          (312)
                                                ---------    ---------    ---------    -------------   ------------
     Units outstanding at end of period           438,223      193,782       43,870           20,990          8,891
                                                =========    =========    =========    =============   ============

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                                             LSA Variable Series Trust Sub-Accounts
                                                          -----------------------------------------------------------------------

                                                                                      LSA Diversified
                                                           LSA Disciplined Equity          Mid Cap     LSA Emerging Growth Equity
                                                          ------------------------    ---------------  --------------------------


                                                             2001          2000           2001 (a)        2001            2000
                                                          ----------    ----------    ---------------  ----------      ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $      (28)   $      (10)   $             -  $      (32)     $      (27)
      Net realized gains (losses)                                (92)           15                  -        (533)            507
      Change in unrealized gains (losses)                       (217)         (226)                18          55          (1,361)
                                                          ----------    ----------    ---------------  ----------      ----------

      Increase (decrease) in net assets
           from operations                                      (337)         (221)                18        (510)           (881)
                                                          ----------    ----------    ---------------  ----------      ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                   683         1,816                209         640           2,149
      Benefit payments                                             -             -                  -           -             (11)
      Payments on termination                                    (97)           (9)                 -         (88)            (39)
      Loans - net                                                  -             -                  -           -               -
      Contract administration charges                             (1)            -                  -          (1)              -
      Transfers among the sub-accounts
           and with the Fixed Account - net                      537           335                 10        (272)          1,032
                                                          ----------    ----------    ---------------  ----------      ----------

      Increase (decrease) in net assets
           from capital transactions                           1,122         2,142                219         279           3,131
                                                          ----------    ----------    ---------------  ----------      ----------

      INCREASE (DECREASE) IN NET ASSETS                          785         1,921                237        (231)          2,250

      NET ASSETS AT BEGINNING OF PERIOD                        2,066           145                  -       2,625             375
                                                          ----------    ----------    ---------------  ----------      ----------

      NET ASSETS AT END OF PERIOD                         $    2,851    $    2,066    $           237  $    2,394      $    2,625
                                                          ==========    ==========    ===============  ==========      ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period          205,223        12,619                  -     218,264          21,450
              Units issued                                   165,928       219,754             23,747     107,661         200,533
              Units redeemed                                 (46,530)      (27,150)               (37)    (80,063)         (3,719)
                                                          ----------    ----------    ---------------  ----------      ----------
           Units outstanding at end of period                324,621       205,223             23,710     245,862         218,264
                                                          ==========    ==========    ===============  ==========      ==========


     (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001




     See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)

                                                             LSA Variable Series Trust Sub-Accounts
                                                ------------------------------------------------------------------------

                                                                                                             LSA Mid Cap
                                                  LSA Focused Equity      LSA International Growth Equity       Value
                                                ----------------------    -------------------------------    -----------

                                                     2001         2000              2001             2000     2001 (a)
                                                ---------    ---------    --------------    -------------    ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                    $     (33)   $     (21)   $          (49)   $         (24)   $        -
Net realized gains (losses)                           (98)         103              (102)             104             -
Change in unrealized gains (losses)                  (256)        (496)             (380)            (326)            7
                                                ---------    ---------    --------------    -------------    ----------

Increase (decrease) in net assets
     from operations                                 (387)        (414)             (531)            (246)            7
                                                ---------    ---------    --------------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              531        1,883             1,204            2,550           106
Benefit payments                                        -            -               (10)               -             -
Payments on termination                              (129)         (28)             (170)             (26)            -
Loans - net                                             -            -                 -                -             -
Contract administration charges                        (1)           -                (1)               -             -
Transfers among the sub-accounts
     and with the Fixed Account - net                 700          355               487              306            11
                                                ---------    ---------    --------------    -------------    ----------

Increase (decrease) in net assets
     from capital transactions                      1,101        2,210             1,510            2,830           117
                                                ---------    ---------    --------------    -------------    ----------

INCREASE (DECREASE) IN NET ASSETS                     714        1,796               979            2,584           124

NET ASSETS AT BEGINNING OF PERIOD                   2,328          532             2,930              346             -
                                                ---------    ---------    --------------    -------------    ----------

NET ASSETS AT END OF PERIOD                     $   3,042    $   2,328    $        3,909    $       2,930    $      124
                                                =========    =========    ==============    =============    ==========


UNITS OUTSTANDING
     Units outstanding at beginning of period     214,548       42,587           265,908           28,296             -
        Units issued                              153,932      188,948           203,833          256,747        11,765
        Units redeemed                            (32,458)     (16,987)          (50,544)         (19,135)         (161)
                                                ---------    ---------    --------------    -------------    ----------
     Units outstanding at end of period           336,022      214,548           419,197          265,908        11,604
                                                =========    =========    ==============    =============    ==========


(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001





See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                          LSA Variable Series
                                                           Trust Sub-Accounts         MFS Variable Insurance Trust Sub-Accounts
                                                         -----------------------   ------------------------------------------------

                                                                                        MFS Emerging             MFS Investors
                                                             LSA Value Equity           Growth Series           Trust Series (b)
                                                         -----------------------   -----------------------   ----------------------

                                                            2001         2000         2001         2000         2001        2000
                                                         ----------   ----------   ----------   ----------   ----------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $    (28)    $     (2)   $    (118)    $   (121)   $     (55)   $    (49)
      Net realized gains (losses)                               67          165         (589)         578           14          54
      Change in unrealized gains (losses)                     (270)         (46)      (2,977)      (2,923)      (1,088)        (74)
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      Increase (decrease) in net assets
           from operations                                    (231)         117       (3,684)      (2,466)      (1,129)        (69)
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                               1,563        1,774        1,704        6,314        1,195       1,314
      Benefit payments                                         (67)         (15)         (44)         (48)        (151)         (9)
      Payments on termination                                 (161)         (42)        (403)        (249)        (330)       (239)
      Loans - net                                                -            -            -            -            -           -
      Contract administration charges                           (1)           -           (6)          (2)          (3)         (2)
      Transfers among the sub-accounts
           and with the Fixed Account - net                    949          293          644        2,114          680       1,267
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      Increase (decrease) in net assets
           from capital transactions                         2,283        2,010        1,895        8,129        1,391       2,331
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      INCREASE (DECREASE) IN NET ASSETS                      2,052        2,127       (1,789)       5,663          262       2,262

      NET ASSETS AT BEGINNING OF PERIOD                      2,317          190       10,190        4,527        6,154       3,892
                                                         ----------   ----------   ----------   ----------   ----------   ---------

      NET ASSETS AT END OF PERIOD                         $  4,369     $  2,317    $   8,401    $  10,190    $   6,416    $  6,154
                                                         ==========   ==========   ==========   ==========   ==========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period        184,697       17,215      668,411      221,207      531,245     330,515
             Units issued                                  254,953      181,288      382,618      531,827      251,882     257,634
             Units redeemed                                (66,716)     (13,806)    (199,062)     (84,623)    (111,276)    (56,904)
                                                         ----------   ----------   ----------   ----------   ----------   ---------
           Units outstanding at end of period              372,934      184,697      851,967      668,411      671,851     531,245
                                                         ==========   ==========   ==========   ==========   ==========   =========

      (b) Previously known as MFS Growth with Income


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                         MFS Variable Insurance Trust Sub-Accounts
                                                          --------------------------------------------------------------------------

                                                                 MFS New                    MFS
                                                             Discovery Series          Research Series      MFS Total Return Series
                                                          ----------------------   ----------------------   ------------------------

                                                             2001        2000         2001        2000         2001          2000
                                                          ----------   ---------   ----------   ---------   -----------   ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                        $    (117)    $   (78)    $    (69)    $   (55)    $      47     $     19
      Net realized gains (losses)                              (682)        209          (64)        258           261          161
      Change in unrealized gains (losses)                      (145)       (733)      (1,236)       (751)         (364)         405
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      Increase (decrease) in net assets
           from operations                                     (944)       (602)      (1,369)       (548)          (56)         585
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                1,374       4,579        1,378       2,275         4,238        1,376
      Benefit payments                                         (242)        (48)          (4)        (35)          (90)         (22)
      Payments on termination                                  (458)       (320)        (295)       (203)       (1,156)        (161)
      Loans - net                                                 -           -            -           -             -            -
      Contract administration charges                            (4)         (1)          (2)         (1)           (3)          (1)
      Transfers among the sub-accounts
           and with the Fixed Account - net                    (803)      4,215         (261)      2,043         4,460          688
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      Increase (decrease) in net assets
           from capital transactions                           (133)      8,425          816       4,079         7,449        1,880
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      INCREASE (DECREASE) IN NET ASSETS                      (1,077)      7,823         (553)      3,531         7,393        2,465

      NET ASSETS AT BEGINNING OF PERIOD                       9,940       2,117        5,730       2,199         4,776        2,311
                                                          ----------   ---------   ----------   ---------   -----------   ----------

      NET ASSETS AT END OF PERIOD                         $   8,863    $  9,940    $   5,177    $  5,730    $   12,169    $   4,776
                                                          ==========   =========   ==========   =========   ===========   ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period         590,884     108,995      453,042     162,347       387,825      214,224
             Units issued                                   419,115     577,599      272,846     377,001       863,349      383,556
             Units redeemed                                (437,037)    (95,710)    (190,249)    (86,306)     (247,178)    (209,955)
                                                          ----------   ---------   ----------   ---------   -----------   ----------
           Units outstanding at end of period               572,962     590,884      535,639     453,042     1,003,996      387,825
                                                          ==========   =========   ==========   =========   ===========   ==========

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                         MFS Variable Insurance Trust
                                                         (Service Class) Sub-Accounts         OCC Accumulation Trust Sub-Accounts
                                                       ---------------------------------   -----------------------------------------
                                                           MFS New            MFS                                            OCC
                                                       Discovery Series Utilities Series                                 Science and
                                                        (Service Class)  (Service Class)            OCC Equity           Technology
                                                       ---------------------------------   ---------------------------   -----------

                                                           2001 (a)          2001 (a)          2001           2000        2001 (c)
                                                       ---------------   ---------------   ------------   ------------   -----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                      $           -     $         (1)    $      (17)    $       (7)    $      (1)
      Net realized gains (losses)                                   -                -              8             23             -
      Change in unrealized gains (losses)                          29               (1)          (182)           111           (27)
                                                       ---------------   ---------------   ------------   ------------   -----------

      Increase (decrease) in net assets
           from operations                                         29               (2)          (191)           127           (28)
                                                       ---------------   ---------------   ------------   ------------   -----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                    166              235          1,115          1,431           297
      Benefit payments                                              -                -             (5)             -             -
      Payments on termination                                       -                -           (212)           (43)           (8)
      Loans - net                                                   -                -              -              -             -
      Contract administration charges                               -                -             (1)             -             -
      Transfers among the sub-accounts
           and with the Fixed Account - net                         2              195            100           (189)           36
                                                       ---------------   ---------------   ------------   ------------   -----------

      Increase (decrease) in net assets
           from capital transactions                              168              430            997          1,199           325
                                                       ---------------   ---------------   ------------   ------------   -----------

      INCREASE (DECREASE) IN NET ASSETS                           197              428            806          1,326           297

      NET ASSETS AT BEGINNING OF PERIOD                             -                -          1,387             61             -
                                                       ---------------   ---------------   ------------   ------------   -----------

      NET ASSETS AT END OF PERIOD                       $         197     $        428     $    2,193     $    1,387     $     297
                                                       ===============   ===============   ============   ============   ===========
      UNITS OUTSTANDING
           Units outstanding at beginning of period                 -                -        120,642          5,784             -
             Units issued                                      19,134           48,364        150,264        167,655        85,572
             Units redeemed                                       (46)            (567)       (62,754)       (52,797)       (8,653)
                                                       ---------------   --------------   ------------   ------------   -----------
           Units outstanding at end of period                  19,088           47,797        208,152        120,642        76,919
                                                       ===============   ==============   ============   ============   ===========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      (c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                   Oppenheimer Variable           PIMCO Variable
                                                        OCC Accumulation          Account Funds (Service          Insurance Trust
                                                       Trust Sub-Accounts        Class ("SC")) Sub-Accounts        Sub-Accounts
                                                       ----------------------   ----------------------------   ---------------------
                                                                                                Oppenheimer
                                                                                 Oppenheimer    Main Street
                                                                                International    Small Cap
                                                           OCC Small Cap         Growth (SC)     Growth (SC)        Foreign Bond
                                                       ----------------------   -------------   ------------   ---------------------


                                                         2001         2000         2001 (a)       2001 (a)       2001        2000
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                     $    (12)   $      (8)      $       -       $      -    $     14    $      9
      Net realized gains (losses)                            86           79               -              -           1           8
      Change in unrealized gains (losses)                    12          159               -              6          12          (1)
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      Increase (decrease) in net assets
           from operations                                   86          230               -              6          27          16
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                              641          401              18             68         122          76
      Benefit payments                                       (3)           -               -              -          (4)          -
      Payments on termination                               (92)         (31)              -              -         (26)         (6)
      Loans - net                                             -            -               -              -           -           -
      Contract administration charges                         -            -               -              -           -           -
      Transfers among the sub-accounts
           and with the Fixed Account - net                 324          405               3             20         187          76
                                                       ---------   ----------   -------------   ------------   ---------   ---------

      Increase (decrease) in net assets
           from capital transactions                        870          775              21             88         279         146
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS                     956        1,005              21             94         306         162
      NET ASSETS AT BEGINNING OF PERIOD                   1,005            -               -              -         344         182
                                                       ---------   ----------   -------------   ------------   ---------   ---------
      NET ASSETS AT END OF PERIOD                      $  1,961    $   1,005       $      21       $     94    $    650    $    344
                                                       =========   ==========   =============   ============   =========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period      66,388            -               -              -      31,299      17,747
             Units issued                                92,758      167,823           2,302          9,912      34,891      14,269
             Units redeemed                             (36,462)    (101,435)             (3)          (794)    (10,042)       (717)
                                                       ---------   ----------   -------------   ------------   ---------   ---------
           Units outstanding at end of period           122,684       66,388           2,299          9,118      56,148      31,299
                                                       =========   ==========   =============   ============   =========   =========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                      PIMCO Variable Insurance Trust Sub-Accounts
                                                        ------------------------------------------------------------------------


                                                                                        StocksPLUS
                                                              Money Market           Growth and Income       Total Return Bond
                                                        ------------------------   ---------------------   ---------------------

                                                           2001          2000        2001        2000        2001        2000
                                                        -----------   ----------   ---------   ---------   ---------   ---------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                      $      127    $     138    $     59    $     67    $    130    $     66
      Net realized gains (losses)                                -            -        (146)         60         142           1
      Change in unrealized gains (losses)                        -            -        (181)       (296)        (32)         63
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      Increase (decrease) in net assets
           from operations                                     127          138        (268)       (169)        240         130
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                               7,283        7,188         807       1,705       2,635       1,701
      Benefit payments                                          (2)           -          (9)        (14)        (25)          -
      Payments on termination                                 (581)        (111)       (154)        (41)       (176)        (34)
      Loans - net                                                -            -           -           -           -           -
      Contract administration charges                           (1)           -          (1)          -          (1)          -
      Transfers among the sub-accounts
           and with the Fixed Account - net                  1,696       (3,447)        324         240       1,116         287
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      Increase (decrease) in net assets
           from capital transactions                         8,395        3,630         967       1,890       3,549       1,954
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      INCREASE (DECREASE) IN NET ASSETS                      8,522        3,768         699       1,721       3,789       2,084

      NET ASSETS AT BEGINNING OF PERIOD                      4,334          566       1,870         149       2,636         552
                                                        -----------   ----------   ---------   ---------   ---------   ---------

      NET ASSETS AT END OF PERIOD                       $   12,856    $   4,334    $  2,569    $  1,870    $  6,425    $  2,636
                                                        ===========   ==========   =========   =========   =========   =========


      UNITS OUTSTANDING
           Units outstanding at beginning of period        411,588       56,127     180,120      12,797     239,631      54,733
             Units issued                                1,129,025      762,741     166,710     221,734     406,019     204,595
             Units redeemed                               (345,025)    (407,280)    (63,200)    (54,411)    (92,193)    (19,697)
                                                        -----------   ----------   ---------   ---------   ---------   ---------
           Units outstanding at end of period            1,195,588      411,588     283,630     180,120     553,457     239,631
                                                        ===========   ==========   =========   =========   =========   =========


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                            Rydex
                                                                                           Variable
                                                               Putnam Variable               Trust      Salomon Brothers Variable
                                                             Trust Sub-Accounts           Sub-Account   Series Funds Sub-Account
                                                      ---------------------------------   -----------   -------------------------

                                                                      VT International
                                                                         Growth and
                                                      VT High Yield        Income          Rydex OTC             Capital
                                                      -------------   -----------------   -----------   -------------------------

                                                           2001 (a)        2001 (a)         2001 (c)        2001          2000
                                                      -------------   -----------------   -----------   ------------   ----------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                     $         -     $             -     $       -     $      (26)    $     (7)
      Net realized gains (losses)                                -                   -             -             39          155
      Change in unrealized gains (losses)                        2                   1             4            (35)          (7)
                                                      -------------   -----------------   -----------   ------------   ----------

      Increase (decrease) in net assets
           from operations                                       2                   1             4            (22)         141
                                                      -------------   -----------------   -----------   ------------   ----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                 103                  20           163          1,878        2,089
      Benefit payments                                           -                   -             -            (77)         (15)
      Payments on termination                                    -                   -            (2)          (206)         (30)
      Loans - net                                                -                   -             -              -            -
      Contract administration charges                            -                   -             -             (1)           -
      Transfers among the sub-accounts
           and with the Fixed Account - net                     22                   6            35            865           17
                                                      -------------   -----------------   -----------   ------------   ----------

      Increase (decrease) in net assets
           from capital transactions                           125                  26           196          2,459        2,061
                                                      -------------   -----------------   -----------   ------------   ----------

      INCREASE (DECREASE) IN NET ASSETS                        127                  27           200          2,437        2,202

      NET ASSETS AT BEGINNING OF PERIOD                          -                   -             -          2,770          568
                                                      -------------   -----------------   -----------   ------------   ----------

      NET ASSETS AT END OF PERIOD                      $       127     $            27     $     200     $    5,207     $  2,770
                                                      =============   =================   ===========   ============   ==========


      UNITS OUTSTANDING
           Units outstanding at beginning of period              -                   -             -        206,125       49,256
             Units issued                                   13,071               2,819        34,029        234,573      172,165
             Units redeemed                                   (180)                 (3)       (4,655)       (53,650)     (15,296)
                                                      -------------   -----------------   -----------   ------------   ----------
           Units outstanding at end of period               12,891               2,816        29,374        387,048      206,125
                                                      =============   =================   ===========   ============   ==========

      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

      (c) For the Period Beginning May 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                   Scudder Variable Series I Sub-Accounts
                                                ----------------------------------------------------------------------------------


                                                        Balanced                      Bond                    Global Discovery
                                                --------------------------  --------------------------  --------------------------

                                                    2001          2000          2001          2000          2001          2000
                                                ------------  ------------  -----------   ------------  ------------  ------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)               $      302    $      71    $      243     $      300     $     (53)   $     (18)
      Net realized gains (losses)                       342        3,546            62            (62)         (330)          15
      Change in unrealized gains (losses)            (2,626)      (4,481)           59            457          (827)        (418)
                                                ------------  -----------  ------------   ------------   -----------  ------------

      Increase (decrease) in net assets
           from operations                           (1,982)        (864)          364            695        (1,210)        (421)
                                                ------------  -----------  ------------   ------------   ------------  -----------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                        2,886        4,244         3,172          1,517           547        2,773
      Benefit payments                                 (256)        (136)         (265)          (100)           (8)         (13)
      Payments on termination                        (2,522)      (2,516)       (1,858)          (615)         (126)         (83)
      Loans - net                                         1            2             1             (2)            -            -
      Contract administration charges                   (10)         (25)           (4)            (7)           (1)           -
      Transfers among the sub-accounts
           and with the Fixed Account - net           1,599          647         8,757           (694)         (748)       1,246
                                                ------------   ----------   -----------   ------------   ------------  -----------

      Increase (decrease) in net assets
           from capital transactions                  1,698        2,216         9,803             99          (336)       3,923
                                                ------------   ----------   -----------   ------------   ------------  -----------

      INCREASE (DECREASE) IN NET ASSETS                (284)       1,352        10,167            794        (1,546)       3,502

      NET ASSETS AT BEGINNING OF PERIOD              25,885       24,533         8,678          7,884         5,030        1,528
                                                ------------   ----------   -----------   ------------   ------------  -----------

      NET ASSETS AT END OF PERIOD                $   25,601     $ 25,885     $  18,845     $    8,678     $   3,484     $  5,030
                                                ============   ==========   ===========   ============   ============  ===========

      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                         1,531,949    1,281,344       719,637        683,613       311,566       86,747
             Units issued                           603,240      516,509     1,302,975        268,570       144,229      425,268
             Units redeemed                        (373,106)    (265,904)     (463,762)      (232,546)     (157,671)    (200,449)
                                                ------------   ----------   -----------   ------------   ------------  -----------
           Units outstanding at end of period     1,762,083    1,531,949     1,558,850        719,637       298,124      311,566
                                                ============   ==========   ===========   ============   ============  ===========



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                        STI Classic Variable
                                                      Scudder Variable Series I Sub-Accounts             Trust Sub-Accounts
                                              ------------------------------------------------------  --------------------------


                                                   Growth and Income            International          STI Capital Appreciation
                                              --------------------------  --------------------------  --------------------------


                                                  2001          2000          2001          2000          2001          2000
                                              ------------  ------------  -----------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $       (5)    $     (3)    $     (49)    $      (29)    $       (5)   $      (4)
Net realized gains (losses)                           (52)          32            69            448             12            8
Change in unrealized gains (losses)                  (364)        (144)         (267)          (670)            (8)          (8)
                                              ------------   ----------   -----------   ------------   ------------  -----------

Increase (decrease) in net assets
     from operations                                 (421)        (115)         (247)          (251)            (1)          (4)
                                              ------------   ----------   -----------   ------------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                              700        1,337           563          1,542            317          160
Benefit payments                                     (156)         (52)          (13)            (4)             -            -
Payments on termination                              (277)        (108)         (373)          (159)           (10)          (6)
Loans - net                                             -            -             -              -              -            -
Contract administration charges                        (1)          (1)           (1)             -              -            -
Transfers among the sub-accounts
     and with the Fixed Account - net                 198           47          (595)         1,650             77         (109)
                                              ------------   ----------   -----------   ------------   ------------  -----------

Increase (decrease) in net assets
     from capital transactions                        464        1,223          (419)         3,029            384           45
                                              ------------   ----------   -----------   ------------   ------------  -----------
INCREASE (DECREASE) IN NET ASSETS                      43        1,108          (666)         2,778            383           41

NET ASSETS AT BEGINNING OF PERIOD                   3,355        2,247         4,339          1,561            368          327
                                              ------------   ----------   -----------   ------------   ------------  -----------

NET ASSETS AT END OF PERIOD                    $    3,398     $  3,355     $   3,673     $    4,339     $      751    $     368
                                              ============   ==========   ===========   ============   ============  ===========


UNITS OUTSTANDING
     Units outstanding at beginning of period     315,789      204,086       356,590         98,676         35,973       32,461
       Units issued                               152,825      295,317    24,878,897      4,343,864         82,665       16,625
       Units redeemed                            (100,901)    (183,614)  (24,788,535)    (4,085,950)       (39,622)     (13,113)
                                              ------------   ----------   -----------   ------------   ------------  -----------
     Units outstanding at end of period           367,713      315,789       446,952        356,590         79,016       35,973
                                              ============   ==========   ===========   ============   ============  ===========



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                           Strong Opportunity
                                                     STI Classic Variable Trust Sub-Accounts             Fund II, Inc. Sub-Account
                                                ------------------------------------------------------  ---------------------------


                                                 STI International Equity     STI Value Income Stock       Opportunity Fund II
                                                --------------------------  --------------------------  ---------------------------


                                                    2001          2000          2001           2000          2001          2000
                                                ------------  ------------  ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)               $       (9)   $       -     $      11     $        -    $      (82)   $      (31)
      Net realized gains (losses)                       (17)           3          (109)            (5)        1,134           700
      Change in unrealized gains (losses)               (53)          (3)          (76)            25        (1,708)         (575)
                                                ------------  ------------  -----------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from operations                              (79)           -          (174)            20          (656)           94
                                                ------------  ------------  -----------   ------------  ------------  ------------


      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                          186           22           528            203         3,918         2,549
      Benefit payments                                    -            -             -             (8)          (17)            -
      Payments on termination                           (19)           -          (130)           (17)         (561)          (83)
      Loans - net                                         -            -             -              -             -             -
      Contract administration charges                     -            -            (1)             -            (3)            -
      Transfers among the sub-accounts
           and with the Fixed Account - net             931            -         2,847             98         3,886         1,482
                                                ------------  ------------  -----------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from capital transactions                  1,098           22         3,244            276         7,223         3,948
                                                ------------  ------------  -----------   ------------  ------------  ------------


      INCREASE (DECREASE) IN NET ASSETS               1,019           22         3,070            296         6,567         4,042

      NET ASSETS AT BEGINNING OF PERIOD                  22            -           386             90         5,306         1,264
                                                ------------  ------------  -----------   ------------  ------------  ------------

      NET ASSETS AT END OF PERIOD                $    1,041     $     22     $   3,456     $      386     $  11,873     $   5,306
                                                ============   ==========   ===========   ============   ============  ===========



      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                             2,216           21        40,735         10,477       348,983        86,909
               Units issued                         787,058        3,073       640,413        214,471       799,662       309,784
               Units redeemed                      (661,598)        (878)     (309,224)      (184,213)     (285,000)      (47,710)
                                                ------------   ----------   -----------   ------------  ------------  ------------
           Units outstanding at end of period       127,676        2,216       371,924         40,735       863,645       348,983
                                                ============   ==========   ===========   ============  ============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                                                          T. Rowe Price Equity
                                                Strong Variable Insurance Funds, Inc. Sub-Accounts     Series, Inc. Sub-Accounts
                                              -------------------------------------------------------  ---------------------------


                                                   Discovery Fund II         Mid Cap Growth Fund II    T. Rowe Price Equity Income
                                              --------------------------  ---------------------------  ---------------------------


                                                  2001          2000          2001           2000          2001          2000
                                              ------------  ------------  ------------   ------------  ------------  ------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)             $      (26)   $     (20)    $    (147)     $     (163)   $       21    $        32
      Net realized gains (losses)                    (129)           3        (3,942)          1,207           207            192
      Change in unrealized gains (losses)             (29)        (146)         (687)         (4,681)         (319)           471
                                              ------------   ----------   ------------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from operations                           (184)        (163)       (4,776)         (3,637)          (91)           695
                                              ------------   ----------   ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                        497          543         1,365           9,106         3,256          1,578
      Benefit payments                               (109)         (21)         (126)            (29)          (55)           (29)
      Payments on termination                        (412)         (69)         (698)           (500)       (1,465)          (445)
      Loans - net                                       -            -             -               -             -              -
      Contract administration charges                  (2)           -            (7)             (3)           (3)            (1)
      Transfers among the sub-accounts
           and with the Fixed Account - net        (3,546)       4,530        (2,109)          4,261         7,752          1,817
                                              ------------   ----------   ------------   ------------  ------------  ------------

      Increase (decrease) in net assets
           from capital transactions               (3,572)       4,983        (1,575)         12,835         9,485          2,920
                                              ------------   ----------   ------------   ------------  ------------  ------------

      INCREASE (DECREASE) IN NET ASSETS            (3,756)       4,820        (6,351)          9,198         9,394          3,615

      NET ASSETS AT BEGINNING OF PERIOD             5,025          205        14,651           5,453         6,593          2,978
                                              ------------   ----------   ------------   ------------  ------------  ------------

      NET ASSETS AT END OF PERIOD              $    1,269     $  5,025     $   8,300      $   14,651    $   15,987    $     6,593
                                              ============   ==========   ============   ============  ============  ============


      UNITS OUTSTANDING
           Units outstanding at beginning
                of period                         426,319       17,930       881,696         255,016       536,228        269,881
             Units issued                         240,242      531,364       654,241         816,460     1,303,928        774,459
             Units redeemed                      (559,424)    (122,975)     (776,225)       (189,780)     (537,385)      (508,112)
                                              ------------   ----------   ------------   ------------  ------------   ------------
           Units outstanding at end of period     107,137      426,319       759,712         881,696     1,302,771        536,228
                                              ============   ==========   ============   ============  =============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                                                              T. Rowe Price
                                                                                                        International Series, Inc.
                                                  T. Rowe Price Equity Series, Inc. Sub-Accounts              Sub-Account
                                             --------------------------------------------------------  --------------------------

                                                                                  T. Rowe Price              T. Rowe Price
                                             T. Rowe Price Mid-Cap Growth      New America Growth          International Stock
                                             ---------------------------- ---------------------------  --------------------------


                                                  2001          2000          2001           2000          2001          2000
                                              ------------  ------------  ------------   ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)                   $     (105)    $    (67)    $      (23)    $      (21)   $       25     $      (15)
Net realized gains (losses)                           (12)         313           (220)           170           710            236
Change in unrealized gains (losses)                    95         (120)           (72)          (366)         (323)          (427)
                                              ------------   ----------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
     from operations                                  (22)         126           (315)          (217)          412           (206)
                                              ------------   ----------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS
FROM CAPITAL TRANSACTIONS
Deposits                                            2,179        2,274            264            747         1,057          2,133
Benefit payments                                     (128)         (66)             -             (6)         (110)            (4)
Payments on termination                              (513)        (171)          (113)           (36)         (146)          (105)
Loans - net                                             -            -              -              -             -              -
Contract administration charges                        (3)          (1)            (1)            (1)           (1)             -
Transfers among the sub-accounts
     and with the Fixed Account - net                (143)       3,733            170            (44)          764            169
                                              ------------   ----------   ------------   ------------  ------------   ------------

Increase (decrease) in net assets
     from capital transactions                      1,392        5,769            320            660         1,564          2,193
                                              ------------   ----------   ------------   ------------  ------------   ------------

INCREASE (DECREASE) IN NET ASSETS                   1,370        5,895              5            443         1,976          1,987

NET ASSETS AT BEGINNING OF PERIOD                   8,868        2,973          1,673          1,230         2,979            992
                                              ------------   ----------   ------------   ------------  ------------   ------------

NET ASSETS AT END OF PERIOD                    $   10,238     $  8,868     $    1,678     $    1,673    $    4,955     $    2,979
                                              ============   ==========   ============   ============  =============  ============

UNITS OUTSTANDING
     Units outstanding at beginning of period
                                                  599,876      211,807        151,687         98,352       261,076         69,934
       Units issued                               579,862      513,192        115,394         81,859    22,762,660      5,076,830
       Units redeemed                            (445,901)    (125,123)       (89,164)       (28,524)  (22,450,038)    (4,885,688)
                                              ------------   ----------   ------------   ------------  ------------   ------------
     Units outstanding at end of period           733,837      599,876        177,917        151,687       573,698        261,076
                                              ============   ==========   ============   ============  =============  ============



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------
($ in thousands)

                                                                   The Universal Institutional Funds, Inc. Sub-Accounts
                                                -----------------------------------------------------------------------------------


                                                         High Yield                Mid Cap Growth             Mid Cap Value
                                                --------------------------  ---------------------------  --------------------------


                                                    2001          2000          2001           2000          2001          2000
                                                ------------  ------------  ------------   ------------  ------------  ------------
 INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income (loss)                   $      142    $     101      $     (40)     $     (27)    $      (38)    $      (9)
 Net realized gains (losses)                          (102)          (2)          (362)            32            (94)          207
 Change in unrealized gains (losses)                  (169)        (179)          (557)          (513)            56          (138)
                                               ------------  ------------   ------------   ------------  ------------   ------------

 Increase (decrease) in net assets
      from operations                                 (129)         (80)          (959)          (508)           (76)           60
                                               ------------  ------------   ------------   ------------  ------------   ------------

 INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
 Deposits                                              298          763          1,174          2,645          1,472         1,424
 Benefit payments                                      (14)           -            (28)             -             (4)            -
 Payments on termination                               (69)         (22)          (211)           (80)          (184)          (15)
 Loans - net                                             -            -              -              -              -             -
 Contract administration charges                         -            -             (1)             -             (1)            -
 Transfers among the sub-accounts
      and with the Fixed Account - net                 509           (4)          (274)         1,110            672           160
                                               ------------  -----------   ------------   ------------  ------------   ------------
 Increase (decrease) in net assets
      from capital transactions                        724          737            660          3,675          1,955         1,569
                                               ------------  -----------   ------------   ------------  ------------   ------------

 INCREASE (DECREASE) IN NET ASSETS                     595          657           (299)         3,167          1,879         1,629

 NET ASSETS AT BEGINNING OF PERIOD                     842          185          3,258             91          1,702            73
                                               ------------  -----------   ------------   ------------  ------------   ------------

 NET ASSETS AT END OF PERIOD                    $    1,437    $     842     $    2,959     $    3,258    $     3,581    $    1,702
                                               ============  ===========   ============   ============  =============  ============


 UNITS OUTSTANDING
      Units outstanding at beginning of period      92,139       17,868        258,556          6,625        129,374         6,021
        Units issued                               143,099       83,089        195,865        293,023        209,508       132,020
        Units redeemed                             (69,100)      (8,818)      (117,206)       (41,092)       (53,698)       (8,667)
                                               ------------  -----------   -------------   ------------ --------------   -----------
      Units outstanding at end of period           166,138       92,139        337,215        258,556        285,184       129,374
                                               ============  ===========   =============   ============ ==============   ===========


      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------

($ in thousands)                                                       Van Kampen
                                                                    Life Investment
                                                                   Trust Sub-Account
                                                                  ---------------------
                                                                       LIT Growth
                                                                       and Income
                                                                       (Class II)
                                                                  ---------------------


                                                                        2001 (a)
                                                                  ---------------------
      INCREASE (DECREASE) IN NET ASSETS
      FROM OPERATIONS
      Net investment income (loss)                                 $                 -
      Net realized gains (losses)                                                    -
      Change in unrealized gains (losses)                                            7
                                                                  ---------------------

      Increase (decrease) in net assets
           from operations                                                           7
                                                                  ---------------------

      INCREASE (DECREASE) IN NET ASSETS
      FROM CAPITAL TRANSACTIONS
      Deposits                                                                     150
      Benefit payments                                                               -
      Payments on termination                                                        -
      Loans - net                                                                    -
      Contract administration charges                                                -
      Transfers among the sub-accounts
           and with the Fixed Account - net                                         39
                                                                  ---------------------

      Increase (decrease) in net assets
           from capital transactions                                               189
                                                                  ---------------------

      INCREASE (DECREASE) IN NET ASSETS                                            196

      NET ASSETS AT BEGINNING OF PERIOD                                              -
                                                                  ---------------------

      NET ASSETS AT END OF PERIOD                                  $               196
                                                                  =====================


      UNITS OUTSTANDING
           Units outstanding at beginning of period                                  -
             Units issued                                                       20,714
             Units redeemed                                                       (319)
                                                                  ---------------------
           Units outstanding at end of period                                   20,395
                                                                  =====================


      (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001



      See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.    ORGANIZATION

      Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

      Lincoln Benefit sells five variable annuity contracts, Investor's Select, Consultant I, Consultant II, Premier Planner and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

      AIM VARIABLE INSURANCE FUNDS                            J.P. MORGAN SERIES TRUST II
          AIM V.I. Dent Demographics                               Small Company
      THE ALGER AMERICAN FUND                                 JANUS ASPEN SERIES
          Growth                                                   Aggressive Growth
          Income and Growth                                        Balanced
          Leveraged AllCap                                         Flexible Income
          MidCap Growth                                            Growth
          Small Capitalization                                     Worldwide Growth
      FEDERATED INSURANCE SERIES                              JANUS ASPEN SERIES (SERVICE SHARES)
          Federated Fund for U.S. Government Securities II         Global Value (Service Shares)
          Federated High Income Bond Fund II                       Worldwide Growth (Service Shares)
          Federated Utility Fund II                           LAZARD RETIREMENT SERIES, INC.
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    Emerging Markets
          VIP Asset Manager                                        International Equity
          VIP Contrafund                                      LSA VARIABLE SERIES TRUST
          VIP Equity-Income                                        LSA Aggressive Growth
          VIP Growth                                               LSA Balanced
          VIP Index 500                                            LSA Basic Value
          VIP Money Market                                         LSA Blue Chip
          VIP Overseas                                             LSA Capital Appreciation
      FIDELITY VARIABLE INSURANCE PRODUCTS FUND                    LSA Disciplined Equity
       (SERVICE CLASS 2)                                           LSA Diversified Mid Cap
          VIP Equity-Income (Service Class 2)                      LSA Emerging Growth Equity
          VIP Investment Grade Bond (Service Class 2)              LSA Focused Equity
          VIP Overseas (Service Class 2)                           LSA International Growth Equity
      GOLDMAN SACHS VARIABLE INSURANCE TRUST                       LSA Mid Cap Value
          VIT CORE Small Cap Equity                                LSA Value Equity
          VIT International Equity
      IAI RETIREMENT FUNDS, INC.
          Balanced Portfolio
          Regional Portfolio
          Reserve Portfolio


                                      63

      MFS VARIABLE INSURANCE TRUST                            SCUDDER VARIABLE SERIES I
          MFS Emerging Growth Series                               Balanced
          MFS Investors Trust Series                               Bond
          MFS New Discovery Series                                 Global Discovery
          MFS Research Series                                      Growth and Income
          MFS Total Return Series                                  International
      MFS VARIABLE INSURANCE TRUST (SERVICE CLASS)            STI CLASSIC VARIABLE TRUST
          MFS New Discovery Series (Service Class)                 STI Capital Appreciation
          MFS Utilities Series (Service Class)                     STI International Equity
      OCC ACCUMULATION TRUST                                       STI Value Income Stock
          OCC Equity                                          STRONG OPPORTUNITY FUND II, INC.
          OCC Science and Technology                               Opportunity Fund II
          OCC Small Cap                                       STRONG VARIABLE INSURANCE FUNDS, INC
      OPPENHEIMER VARIABLE ACCOUNT                                 Discovery Fund II
        FUNDS (SERVICE CLASS ("SC"))                               Mid Cap Growth Fund II
          Oppenheimer International Growth (SC)               T. ROWE PRICE EQUITY SERIES, INC.
          Oppenheimer Main Street Small Cap Growth (SC)            T. Rowe Price Equity Income
      PIMCO VARIABLE INSURANCE TRUST                               T. Rowe Price Mid-Cap Growth
          Foreign Bond                                             T. Rowe Price New America Growth
          Money Market                                        T. ROWE PRICE INTERNATIONAL SERIES, INC.
          StocksPLUS Growth and Income                             T. Rowe Price International Stock
          Total Return Bond                                   THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
      PUTNAM VARIABLE TRUST                                        High Yield
          VT High Yield                                            Mid Cap Growth
          VT International Growth and Income                       Mid Cap Value
      RYDEX VARIABLE TRUST                                    VAN KAMPEN LIFE INVESTMENT TRUST (CLASS II)
          Rydex OTC                                                LIT Growth and Income (Class II)
      SALOMON BROTHERS VARIABLE SERIES FUNDS
          Capital

      Lincoln Benefit provides insurance and administrative services to the contractholders for a fee. Lincoln Benefit also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Lincoln Benefit has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

      The LSA Variable Series Trust ("Trust") is managed by LSA Asset Management, LLC (the "Manager"), a wholly owned subsidiary of Allstate pursuant to an investment management agreement with the Trust. The Manager is entitled to receive a management fee from each sub-account investing in the Trust. Fees are payable monthly at an annual rate as a percentage of average daily net assets ranging from 0.75% to 1.05%.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

      INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

      REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

      FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No federal income taxes were allocable to the Account, as the Account did not generate taxable income.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

      OTHER - To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDIT OF INVESTMENT COMPANIES.

3.    EXPENSES

      MORTALITY AND EXPENSE RISK CHARGE - Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.15% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

      ADMINISTRATIVE EXPENSE CHARGE - Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Premier Planner and Advantage.

      CONTRACT ADMINISTRATION CHARGE - Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more.

4.   PURCHASES OF INVESTMENTS

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the AIM Variable Insurance Funds Sub-Account:
                 AIM V. I. Dent Demographics                                                  $         102

     Investments in The Alger American Fund Sub-Accounts:
                 Growth                                                                              11,499
                 Income and Growth                                                                   16,755
                 Leveraged AllCap                                                                     6,163
                 MidCap Growth                                                                       26,509
                 Small Capitalization                                                                12,148

     Investments in the Federated Insurance Series Sub-Accounts:
                 Federated Fund for U.S. Government Securities II                                    53,505
                 Federated High Income Bond Fund II                                                  37,972
                 Federated Utility Fund II                                                            4,805

     Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
                 VIP Asset Manager                                                                    4,447
                 VIP Contrafund                                                                      10,172
                 VIP Equity-Income                                                                   50,669
                 VIP Growth                                                                          27,812
                 VIP Index 500                                                                       31,633
                 VIP Money Market                                                                   860,435
                 VIP Overseas                                                                       170,558

     Investments in the Fidelity Variable Insurance Products Fund
         (Service Class 2) Sub-Accounts:
                 VIP Equity-Income (Service Class 2)                                                    149
                 VIP Investment Grade Bond (Service Class 2)                                            358
                 VIP Overseas (Service Class 2)                                                           3

     Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
                 VIT CORE Small Cap Equity                                                              853
                 VIT International Equity                                                             1,282

     Investments in the IAI Retirement Funds, Inc. Sub-Accounts:
                 Balanced Portfolio                                                                      62
                 Regional Portfolio                                                                   1,718
                 Reserve Portfolio                                                                       14

     Investments in the J.P. Morgan Series Trust II Sub-Account:
                 Small Company                                                                          806

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the Janus Aspen Series Sub-Accounts:
                 Aggressive Growth                                                            $      14,672
                 Balanced                                                                            24,027
                 Flexible Income                                                                     16,440
                 Growth                                                                              34,072
                 Worldwide Growth                                                                    99,947

     Investments in the Janus Aspen Series (Service Shares) Sub-Accounts:
                 Global Value (Service Shares)                                                            8
                 Worldwide Growth (Service Shares)                                                      334

     Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
                 Emerging Markets                                                                       723
                 International Equity                                                                   723

     Investments in the LSA Variable Series Trust Sub-Accounts:
                 LSA Aggressive Growth                                                                  182
                 LSA Balanced                                                                         3,598
                 LSA Basic Value                                                                        395
                 LSA Blue Chip                                                                          232
                 LSA Capital Appreciation                                                                85
                 LSA Disciplined Equity                                                               1,496
                 LSA Diversified Mid Cap                                                                219
                 LSA Emerging Growth Equity                                                           1,043
                 LSA Focused Equity                                                                   1,363
                 LSA International Growth Equity                                                      1,939
                 LSA Mid Cap Value                                                                      119
                 LSA Value Equity                                                                     3,181

     Investments in the MFS Variable Insurance Trust Sub-Accounts:
                 MFS Emerging Growth Series                                                           4,414
                 MFS Investors Trust Series                                                           2,620
                 MFS New Discovery Series                                                             6,207
                 MFS Research Series                                                                  3,562
                 MFS Total Return Series                                                             10,837

     Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
                 MFS New Discovery Series (Service Class)                                               168
                 MFS Utilities Series (Service Class)                                                   434

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the OCC Accumulation Trust Sub-Accounts:
                 OCC Equity                                                                   $       1,666
                 OCC Science and Technology                                                             366
                 OCC Small Cap                                                                        1,531

     Investments in the Oppenheimer Variable Account Funds
          (Service Class ("SC")) Sub-Accounts:
                 Oppenheimer International Growth (SC)                                                   21
                 Oppenheimer Main Street Small Cap Growth (SC)                                           96

     Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
                 Foreign Bond                                                                           409
                 Money Market                                                                        12,327
                 StocksPLUS Growth and Income                                                         1,638
                 Total Return Bond                                                                    4,877

     Investments in the Putnam Variable Trust Sub-Accounts:
                 VT High Yield                                                                          127
                 VT International Growth and Income                                                      26

     Investments in the Rydex Variable Trust Sub-Account:
                 Rydex OTC                                                                              231

     Investments in the Salomon Brothers Variable Series Funds Sub-Account:
                 Capital                                                                              3,202

     Investments in the Scudder Variable Series I Sub-Accounts:
                 Balanced                                                                             8,272
                 Bond                                                                                15,222
                 Global Discovery                                                                     1,662
                 Growth and Income                                                                    1,565
                 International                                                                      251,914

     Investments in the STI Classic Variable Trust Sub-Accounts:
                 STI Capital Appreciation                                                               800
                 STI International Equity                                                             6,935
                 STI Value Income Stock                                                               6,170

     Investments in the Strong Opportunity Fund II, Inc. Sub-Account:
                 Opportunity Fund II                                                                 13,314

     Investments in the Strong Variable Insurance Funds, Inc. Fund Sub-Accounts:
                 Discovery Fund II                                                                    4,077
                 Mid Cap Growth Fund II                                                               7,365

     The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                                                              Purchases
                                                                                         -------------------
                                                                                           ($ in thousands)
     Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
                 T. Rowe Price Equity Income                                                  $      16,411
                 T. Rowe Price Mid-Cap Growth                                                         7,177
                 T. Rowe Price New America Growth                                                     1,171

     Investments in the T. Rowe Price International Series, Inc. Sub-Account:
                 T. Rowe Price International Stock                                                  214,805

     Investments in The Universal Institutional Funds, Inc. Sub-Accounts:
                 High Yield                                                                           1,572
                 Mid Cap Growth                                                                       1,848
                 Mid Cap Value                                                                        2,537

     Investments in the Van Kampen Life Investment Trust (Class II) Sub-Account:
                 LIT Growth and Income (Class II)                                                       192
                                                                                         -------------------
                                                                                              $   2,124,673
                                                                                         ===================

5. FINANCIAL HIGHLIGHTS

     The range of lowest and highest accumulation unit values, the investment income ratio, the range of lowest and highest expense ratio assessed by Lincoln Benefit, and the corresponding range of total return is presented for each rider option of the sub-account which had outstanding units during the period.

     The expense ratio, as explained in Note 3, represents mortality and expense risk and administrative expense charges, which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several unit values for each sub-account based upon those choices.


     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

         * INVESTMENT INCOME RATIO - This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

         ** EXPENSE RATIO - This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

         ***TOTAL RETURN - This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Returns were annualized for new products launched during 2001 to represent the return as if the contractholder was invested in the sub-account for the entire year.

            Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the AIM Variable Insurance Funds
    Sub-Account:
       AIM V. I. Dent Demographics (a)                      $ 9.74 -  $ 9.77        0.00       1.45% -  2.05%    -2.26% -    -2.39%

Investments in The Alger American Fund Sub-Accounts:
       Growth                                                 7.07 -   13.17        0.23       1.25  -  1.80    -12.92  -   -13.40
       Income and Growth                                      7.81 -   14.50        0.37       1.25  -  1.80    -15.39  -   -15.86
       Leveraged AllCap                                       6.34 -   15.71        0.00       1.25  -  1.80    -16.98  -   -17.44
       MidCap Growth                                          8.66 -   15.71        0.00       1.25  -  1.80     -7.69  -    -8.20
       Small Capitalization                                   4.99 -    8.02        0.04       1.25  -  1.80    -30.40  -   -30.78

Investments in the Federated Insurance Series
    Sub-Accounts:
       Federated Fund for U.S. Government Securities II      11.15 -   14.28        3.23       1.25  -  1.80      5.69  -     5.11
       Federated High Income Bond Fund II                     8.83 -   13.08       13.16       1.25  -  1.80      0.11  -    -0.44
       Federated Utility Fund II                              7.74 -   13.76        3.47       1.25  -  1.80    -14.80  -   -15.27

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Fidelity Variable Insurance Products
    Fund Sub-Accounts:
       VIP Asset Manager                                    $ 9.03 -  $ 15.70       4.19%      1.25% -  1.80%    -5.29% -    -5.81%
       VIP Contrafund                                         8.08 -    17.07       0.78       1.25  -  1.80    -13.34  -   -13.82
       VIP Equity-Income                                     10.30 -    22.55       1.72       1.25  -  1.80     -6.14  -    -6.66
       VIP Growth                                             6.79 -    23.76       0.08       1.25  -  1.80    -18.68  -   -19.13
       VIP Index 500                                          7.80 -    11.07       1.12       1.25  -  1.80    -13.20  -   -13.68
       VIP Money Market                                      10.47 -    13.46       4.02       1.25  -  1.80      2.89  -     2.32
       VIP Overseas                                           6.54 -    12.49       5.80       1.25  -  1.80    -22.15  -   -22.58

Investments in the Fidelity Variable Insurance Products
    Fund (Service Class 2) Sub-Accounts:
       VIP Equity-Income (Service Class 2) (a)                9.60 -     9.63       0.00       1.45  -  2.05     -3.66  -    -3.79
       VIP Investment Grade Bond (Service Class 2) (a)       10.12 -    10.15       0.00       1.45  -  2.05      1.47  -     1.33
       VIP Overseas (Service Class 2) (a)                     9.32 -     9.35       0.00       1.45  -  1.70     -6.47  -    -6.56

Investments in the Goldman Sachs Variable Insurance
    Trust Sub-Accounts:
       VIT CORE Small Cap Equity                             12.55 -    12.61       0.31       1.40  -  1.60      3.07  -     2.86
       VIT International Equity                               8.03 -     8.07       1.51       1.40  -  1.60    -23.35  -   -23.50

Investments in the IAI Retirement Funds, Inc.
    Sub-Accounts:
       Balanced Portfolio (d)                                   -  -       -        4.67       1.40  -  1.40     -1.00  -    -1.00
       Regional Portfolio (d)                                   -  -       -        1.46       1.40  -  1.40     -1.00  -    -1.00
       Reserve Portfolio (d)                                    -  -       -        0.09       1.40  -  1.40     -1.00  -    -1.00

Investments in the J.P. Morgan Series Trust II
    Sub-Account:
       Small Company                                         11.06 -    11.11       0.04       1.40  -  1.60     -9.32  -    -9.50

Investments in the Janus Aspen Series Sub-Accounts:
       Aggressive Growth                                      3.96 -    20.37       0.00       1.25  -  1.80    -40.21  -   -40.54
       Balanced                                               9.00 -    24.56       2.70       1.25  -  1.80     -5.86  -    -6.38
       Flexible Income                                       11.01 -    16.76       5.71       1.25  -  1.80      6.39  -     5.80
       Growth                                                 6.15 -    21.23       0.07       1.25  -  1.80    -25.68  -   -26.09
       Worldwide Growth                                       6.24 -    24.41       0.44       1.25  -  1.80    -23.41  -   -23.83

Investments in the Janus Aspen Series (Service
    Shares) Sub-Accounts:
       Global Value (Service Shares) (a)                     10.66 -    10.69       0.11       1.45  -  1.70      6.90  -     6.79
       Worldwide Growth (Service Shares) (a)                  9.60 -     9.63       0.12       1.45  -  1.90     -3.66  -    -3.74

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(d) For the Period Beginning January 1, 2001 and Ended March 15, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Lazard Retirement Series, Inc.
    Sub-Accounts:
       Emerging Markets                                     $ 8.77 -   $ 9.92       0.53%      1.40% -  1.85%    -6.40% -    -0.39%
       International Equity                                   7.47 -     7.50       0.00       1.40  -  1.60    -25.13  -   -25.28

Investments in the LSA Variable Series Trust
    Sub-Accounts:
       LSA Aggressive Growth (a)                              9.38 -     9.41       0.00       1.45  -  1.70     -5.93  -    -6.02
       LSA Balanced                                           9.61 -    11.26       2.52       1.40  -  2.05      0.81  -    -0.46
       LSA Basic Value (a)                                    9.57 -     9.60       0.02       1.45  -  2.15     -3.99  -    -4.15
       LSA Blue Chip (a)                                      9.73 -     9.76       0.00       1.45  -  2.05     -2.44  -    -2.57
       LSA Capital Appreciation (a)                          10.00 -    10.03       0.00       1.45  -  1.90      0.31  -     0.04
       LSA Disciplined Equity                                 8.72 -     9.59       0.28       1.40  -  2.15    -13.10  -    -0.67
       LSA Diversified Mid Cap (a)                            9.96 -    10.00       0.13       1.45  -  2.05     -0.05  -    -0.18
       LSA Emerging Growth Equity                             9.71 -    10.06       0.03       1.40  -  1.70    -18.99  -    -0.40
       LSA Focused Equity                                     9.01 -     9.97       0.07       1.40  -  1.90    -16.62  -    -0.52
       LSA International Growth Equity                        9.28 -     9.68       0.00       1.40  -  1.90    -15.46  -    -0.51
       LSA Mid Cap Value (a)                                 10.63 -    10.66       0.69       1.45  -  1.90      6.63  -     6.55
       LSA Value Equity                                       9.59 -    11.77       0.65       1.40  -  2.15     -6.21  -    -0.60

Investments in the MFS Variable Insurance Trust
    Sub-Accounts:
       MFS Emerging Growth Series                             5.33 -    10.69       0.00       1.25  -  1.80    -34.32  -   -34.68
       MFS Investors Trust Series (b)                         8.13 -     9.66       0.47       1.25  -  1.80    -17.00  -   -17.46
       MFS New Discovery Series                               8.36 -    17.65       0.00       1.25  -  1.80     -6.22  -    -6.73
       MFS Research Series                                    6.86 -     9.92       0.01       1.25  -  1.80    -22.24  -   -22.67
       MFS Total Return Series                               11.03 -    12.25       1.99       1.25  -  1.80     -1.01  -    -1.55

Investments in the MFS Variable Insurance Trust
    (Service Class) Sub-Accounts:
       MFS New Discovery Series (Service Class) (a)          10.32 -    10.35       0.00       1.45  -  1.90      3.50  -     3.42
       MFS Utilities Series (Service Class) (a)               8.93 -     8.96       0.00       1.45  -  2.05    -10.42  -   -10.54

Investments in the OCC Accumulation Trust
    Sub-Accounts:
       OCC Equity                                            10.51 -    10.56       0.49       1.40  -  1.60     -8.32  -    -8.50
       OCC Science and Technology (c)                         3.62 -     9.59       0.00       1.40  -  1.90    -63.74  -    -4.21
       OCC Small Cap                                         10.06 -    16.18       0.54       1.40  -  1.90      6.82  -    -0.29

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(b) Previously known as MFS Growth with Income

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Oppenheimer Variable Account
    Funds (Service Class ("SC")) Sub-Accounts:
       Oppenheimer International Growth (SC) (a)            $ 9.08 -   $ 9.11       0.00%      1.45% -  1.90%    -8.94% -    -9.01%
       Oppenheimer Main Street Small Cap
       Growth (SC) (a)                                       10.27 -    10.30       0.00       1.45  -  2.05      3.03  -     2.90

Investments in the PIMCO Variable Insurance Trust
    Sub-Accounts:
       Foreign Bond                                          10.09 -    11.66       4.02       1.40  -  1.90      6.10  -    -0.30
       Money Market                                          10.01 -    10.79       2.58       1.40  -  2.05      2.38  -    -0.51
       StocksPLUS Growth and Income                           9.03 -     9.07       4.00       1.40  -  1.60    -12.68  -   -12.85
       Total Return Bond                                     10.12 -    11.77       4.14       1.40  -  2.05      6.88  -    -0.40

Investments in the Putnam Variable Trust
    Sub-Accounts:
       VT High Yield (a)                                      9.86 -     9.89       0.00       1.45  -  2.05     -1.12  -    -1.25
       VT International Growth and Income (a)                 9.42 -     9.44       0.00       1.45  -  1.70     -5.56  -    -5.65

Investments in the Rydex Variable Trust Sub-Account:
       Rydex OTC (c)                                          5.74 -     9.80       0.00       1.40  -  2.05    -42.45  -    -2.10

Investments in the Salomon Brothers Variable Series
    Funds Sub-Account:
       Capital                                                9.65 -    13.51       0.89       1.40  -  1.90      0.48  -    -0.35

Investments in the Scudder Variable Series I
    Sub-Accounts:
       Balanced                                               8.90 -    19.79       2.51       1.25  -  1.80     -7.23  -    -7.75
       Bond                                                  11.02 -    13.75       3.09       1.25  -  1.80      4.42  -     3.85
       Global Discovery                                       6.75 -    12.29       0.00       1.25  -  1.80    -25.54  -   -25.95
       Growth and Income                                      8.35 -     9.34       1.13       1.25  -  1.80    -12.41  -   -12.89
       International                                          5.91 -     8.36       0.47       1.25  -  1.80    -31.72  -   -32.10

Investments in the STI Classic Variable Trust Sub-Accounts:
       STI Capital Appreciation                               8.95 -     9.59       0.01       1.25  -  1.80     -6.53  -    -7.04
       STI International Equity                               7.50 -     8.18       0.00       1.25  -  1.80    -18.44  -   -18.89
       STI Value Income Stock                                 9.10 -    11.39       2.31       1.25  -  1.80     -2.37  -    -2.91

(a) For the Period Beginning August 1, 2001 and Ended December 31, 2001

(c) For the Period Beginning May 1, 2001 and Ended December 31, 2001

                                                          At December 31, 2001         For the year ended December 31, 2001
                                                          --------------------  ---------------------------------------------------

                                                              Accumulation       Investment        Expense            Total
                                                               Unit Value       Income Ratio*      Ratio**           Return***
                                                          --------------------  -------------  ---------------  -------------------
Investments in the Strong Opportunity Fund II, Inc.
    Sub-Account:
       Opportunity Fund II                                  $ 9.60 -   $14.59        0.49%     1.25% -  1.80%    -4.91% -    -5.43%

Investments in the Strong Variable Insurance Funds,
    Inc. Sub-Accounts:
       Discovery Fund II                                      9.46 -    12.14        1.11      1.25  -  1.80      2.78  -     2.21
       Mid Cap Growth Fund II                                 5.47 -    12.31        0.00      1.25  -  1.80    -31.64  -   -32.02

Investments in the T. Rowe Price Equity Series, Inc.
    Sub-Accounts:
       T. Rowe Price Equity Income                           11.48 -    12.36        1.64      1.25  -  1.80      0.20  -    -0.36
       T. Rowe Price Mid-Cap Growth                           9.79 -    14.59        0.00      1.25  -  1.80     -2.16  -    -2.70
       T. Rowe Price New America Growth                       7.80 -     9.62        0.00      1.25  -  1.80    -12.95  -   -13.43

Investments in the T. Rowe Price International Series,
    Inc. Sub-Account:
       T. Rowe Price International Stock                      6.53 -     8.85        2.60      1.25  -  1.80    -23.19  -   -23.61

Investments in The Universal Institutional Funds, Inc.
    Sub-Accounts:
       High Yield                                             8.57 -     9.49       14.19      1.40  -  1.90     -5.81  -    -0.42
       Mid Cap Growth                                         8.75 -     8.79        0.00      1.40  -  1.60    -31.30  -   -30.44
       Mid Cap Value                                         12.52 -    12.57        0.00      1.40  -  1.60     -4.50  -    -4.70

Investments in the Van Kampen Life Investment Trust
    (Class II) Sub-Account:
       LIT Growth and Income (Class II) (a)                   9.61 -     9.64        0.00      1.40  -  1.90     -3.60  -    -3.68

     (a) For the Period Beginning August 1, 2001 and Ended December 31, 2001